UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520
(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520
(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: April 1, 2024 through September 30, 2024

Item 1. Reports to Stockholders.

(a)

GuidePath Growth Allocation Fund
Service Shares | GPSTX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Growth Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$34	0.64%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,391,062,119
Number of Holdings	26
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.6%
Vanguard S&P 500 ETF	15.6%
Schwab U.S. Large-Cap ETF	11.7%
Vanguard FTSE Developed Markets ETF	9.4%
iShares Core S&P Small-Cap ETF	6.5%
Schwab U.S. Large-Cap Growth ETF	6.3%
American Funds - The Growth Fund of America	6.2%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares MSCI ACWI ETF	4.1%
Vanguard Russell 1000 Growth ETF	3.8%

Industry	(%)
Domestic Equity Funds	73.3%
International Equity Funds	17.2%
Emerging Market Equity Funds	5.9%
Real Estate Funds	2.5%
Cash & Other	1.1%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
GuidePath Growth Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E102

GuidePath Conservative Allocation Fund
Service Shares | GPTCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Conservative Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$27	0.52%
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$566,657,938
Number of Holdings	45
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.3%
WisdomTree Floating Rate Treasury Fund	8.2%
Vanguard High-Yield Corporate Fund	7.2%
Vanguard S&P 500 ETF	6.8%
American Funds - Capital Income Builder, Inc.	3.8%
American Funds - The Income Fund of America	3.8%
iShares Core Aggressive Allocation ETF	3.7%
American Funds - The Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.6%
Domestic Equity Funds	25.5%
Hybrid Funds	14.5%
International Equity Funds	7.3%
Emerging Markets Fixed Income Funds	2.0%
Alternative Funds	1.7%
Emerging Market Equity Funds	1.5%
Real Estate Funds	1.1%
International Fixed Income Funds	0.6%
Cash & Other	1.2%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.45% to 0.75%.
GuidePath Conservative Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E300

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E300

GuidePath Tactical Allocation Fund
Service Shares | GPTUX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Tactical Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$40	0.76%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$665,849,774
Number of Holdings	35
Portfolio Turnover	178%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	23.8%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Microsoft Corp.	4.6%
Apple, Inc.	4.5%
Hartford Financial Services Group, Inc.	3.7%
Aflac, Inc.	3.7%
NVIDIA Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.4%
Vistra Corp.	3.2%
Sprouts Farmers Market, Inc.	3.2%

Top Sectors	(%)**
Financials	14.7%
Information Technology	12.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	7.5%
Utilities	6.1%
Communication Services	5.5%
Industrials	4.0%
Energy	1.8%
Cash & Other	30.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Tactical Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E508

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Tactical Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E508

GuidePath Absolute Return Allocation Fund
Service Shares | GPARX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$31	0.60%
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$212,582,547
Number of Holdings	21
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Schwab Short-Term U.S. Treasury ETF	12.0%
Mount Vernon Liquid Assets Portfolio, LLC	9.9%
DoubleLine Total Return Bond Fund	9.9%
Vanguard High-Yield Corporate Fund	9.0%
SPDR Bloomberg Investment Grade Floating Rate ETF	9.0%
Vanguard Mortgage-Backed Securities ETF	9.0%
BlackRock Low Duration Bond Portfolio	7.2%
DoubleLine Low Duration Bond Fund	7.2%
iShares High Yield Systematic Bond ETF	5.0%
ProShares Investment Grade-Interest Rate Hedged ETF	4.8%

Industry	(%)
Domestic Fixed Income Funds	85.3%
Alternative Funds	4.8%
Opportunistic Fixed Income Funds	3.6%
Emerging Markets Fixed Income Funds	2.5%
Domestic Equity	2.5%
Cash & Other	1.3%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Absolute Return Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E706

Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.55% to 0.69%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Absolute Return Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E706

GuidePath Multi-Asset Income Allocation Fund
Service Shares | GPMIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$38	0.73%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$105,604,505
Number of Holdings	38
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	29.8%
Schwab U.S. Dividend Equity ETF	10.5%
Vanguard High-Yield Corporate Fund	6.5%
iShares International Select Dividend ETF	6.3%
WisdomTree Floating Rate Treasury Fund	6.0%
iShares 0-5 Year High Yield Corporate Bond ETF	5.9%
Loomis Sayles Global Allocation Fund	5.0%
Vanguard High Dividend Yield ETF	4.6%
iShares Emerging Markets Dividend ETF	4.6%
Vanguard International High Dividend Yield ETF	3.8%

Industry	(%)
Domestic Fixed Income Funds	33.9%
Domestic Equity Funds	33.0%
International Equity Funds	14.9%
Multi-Asset Funds	5.0%
Emerging Market Equity Funds	4.6%
Real Estate Funds	2.8%
International Fixed Income Funds	2.2%
Emerging Markets Fixed Income Funds	1.5%
Opportunistic Fixed Income Funds	0.7%
Cash & Other	1.4%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Multi-Asset Income Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E847

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Multi-Asset Income Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E847

GuidePath Flexible Income Allocation Fund
Service Shares | GPIFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$28	0.54%
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$279,232,369
Number of Holdings	22
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	25.3%
Vanguard High-Yield Corporate Fund	14.9%
Vanguard Long-Term Treasury ETF	13.1%
Stone Ridge Diversified Alternatives Fund	9.9%
Xtrackers USD High Yield Corporate Bond ETF	7.8%
iShares Broad USD High Yield Corporate Bond ETF	7.8%
SPDR Bloomberg High Yield Bond ETF	6.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
iShares Convertible Bond ETF	4.7%

Industry	(%)
Domestic Fixed Income Funds	66.5%
Alternative Funds	15.4%
Opportunistic Fixed Income Funds	9.2%
Emerging Markets Fixed Income Funds	4.8%
Domestic Equity Funds	1.3%
Cash & Other	2.8%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Flexible Income Allocation Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E821

Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.50% to 0.80%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Flexible Income Allocation Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E821

GuidePath Managed Futures Strategy Fund
Service Shares | GPMFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$74	1.54%
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$258,834,296
Number of Holdings	135
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	27.8%
JPMorgan US Government Money Market Fund	7.8%
BNP Paribas	7.0%
Sumitomo Mitsui Banking Corp.	6.2%
Toronto Dominion Bank	4.3%
Bank of Nova Scotia	4.1%
Skandinaviska Enskilda Banken	3.9%
Svenska Handelsbanken	3.9%
Royal Bank of Canada	3.9%
Canadian Imperial Bank of Commerce	3.7%

Security Type	(%)
Certificates of Deposit	57.0%
U.S. Treasury Bills	27.8%
Money Market Funds	7.8%
Futures Contracts	1.5%
Forwards	0.2%
Cash & Other	5.7%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Managed Futures Strategy Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E771

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Managed Futures Strategy Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E771

GuidePath Conservative Income Fund
GPICX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Conservative Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$33	0.64%
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$21,735,797
Number of Holdings	9
Portfolio Turnover	99%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
JPMorgan US Government Money Market Fund	60.1%
iShares 0-5 Year Investment Grade Corporate Bond ETF	15.2%
United States Treasury Notes	9.1%
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Schwab Short-Term U.S. Treasury ETF	6.0%
iShares 0-5 Year High Yield Corporate Bond ETF	4.6%
Invesco Senior Loan ETF	4.5%

Industry	(%)
Domestic Fixed Income Funds	30.3%
Public Finance Activities	9.1%
Cash & Other	60.6%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
GuidePath Conservative Income Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E755

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Income Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E755

GuidePath Income Fund
GPINX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$34	0.66%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$96,017,256
Number of Holdings	7
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
iShares 5-10 Year Investment Grade Corporate Bond ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	24.9%
SPDR Bloomberg High Yield Bond ETF	19.3%
VanEck Emerging Markets High Yield Bond ETF	15.1%
Mount Vernon Liquid Assets Portfolio, LLC	8.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.9%
JPMorgan US Government Money Market Fund	2.9%

Industry	(%)
Domestic Fixed Income Funds	88.5%
Emerging Markets Fixed Income Funds	8.9%
Cash & Other	2.6%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
GuidePath Income Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E748

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Income Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E748

GuidePath Growth and Income Fund
GPIGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the GuidePath Growth and Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$43	0.83%
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$101,413,401
Number of Holdings	83
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Schwab U.S. Large-Cap ETF	48.8%
Mount Vernon Liquid Assets Portfolio, LLC	11.6%
Broadcom, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Coca-Cola Co.	1.7%
Procter & Gamble Co.	1.7%
Home Depot, Inc.	1.6%
Texas Instruments, Inc.	1.5%
Johnson & Johnson	1.5%
PepsiCo, Inc.	1.4%

Top Sectors	(%)**
Consumer Staples	8.7%
Information Technology	8.5%
Industrials	7.9%
Health Care	5.6%
Financials	5.3%
Energy	4.9%
Consumer Discretionary	4.3%
Utilities	1.9%
Communication Services	1.9%
Cash & Other	51.0%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
GuidePath Growth and Income Fund ©2024 AssetMark, Inc.	PAGE 1	TSR-SAR-36191E730

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit https://www.assetmark.com/info/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (“Householding”). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth and Income Fund ©2024 AssetMark, Inc.	PAGE 2	TSR-SAR-36191E730

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GuideMark® Funds
GuidePath® Funds
GUIDEMARK® LARGE CAP CORE FUND
GUIDEMARK® EMERGING MARKETS FUND
GUIDEMARK® SMALL/MID CAP CORE FUND
GUIDEMARK® WORLD EX-US FUND
GUIDEMARK® CORE FIXED INCOME FUND
GUIDEPATH® GROWTH ALLOCATION FUND
GUIDEPATH® CONSERVATIVE ALLOCATION FUND
GUIDEPATH® TACTICAL ALLOCATION FUND
GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
GUIDEPATH® MANAGED FUTURES STRATEGY FUND
GUIDEPATH® CONSERVATIVE INCOME FUND
GUIDEPATH® INCOME FUND
GUIDEPATH® GROWTH AND INCOME FUND
Core Financial Statements
September 30, 2024

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc.(a)	1,246	$497,901
BWX Technologies, Inc.	5,826	633,286
Curtiss-Wright Corp.	2,687	883,190
General Dynamics Corp.	2,393	723,165
HEICO Corp.(b)	562	146,952
HEICO Corp. - Class A	721	146,911
Howmet Aerospace, Inc.	11,455	1,148,364
Huntington Ingalls Industries, Inc.(b)	1,770	467,953
L3Harris Technologies, Inc.	914	217,413
Lockheed Martin Corp.	1,196	699,134
Northrop Grumman Corp.	423	223,374
RTX Corp.	10,424	1,262,972
Textron, Inc.	9,618	851,962
TransDigm Group, Inc.	679	969,021
		8,871,598
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,598	617,851
FedEx Corp.	2,496	683,106
GXO Logistics, Inc.(a)	7,630	397,294
		1,698,251
Airlines - 0.0%(c)
Delta Air Lines, Inc.	6,231	316,473
Automobile Components - 0.2%
Aptiv PLC(a)	4,055	292,001
BorgWarner, Inc.	16,194	587,680
Lear Corp.	7,195	785,334
		1,665,015
Automobiles - 1.0%
Ford Motor Co.	28,639	302,428
Harley-Davidson, Inc.	30,730	1,184,027
Tesla, Inc.(a)	16,275	4,258,028
Thor Industries, Inc.	14,339	1,575,713
		7,320,196
Banks - 2.6%
Bank of America Corp.	47,839	1,898,252
Bank OZK(b)	7,233	310,947
Citigroup, Inc.	30,702	1,921,945
Citizens Financial Group, Inc.	14,643	601,388
Columbia Banking System, Inc.	18,535	483,949
Comerica, Inc.	11,731	702,804
East West Bancorp, Inc.	1,893	156,627
First Citizens BancShares, Inc. - Class A(b)	297	546,762
First Horizon Corp.	17,390	270,067
FNB Corp.	22,529	317,884
JPMorgan Chase & Co.	30,847	6,504,398
KeyCorp	7,306	122,375
M&T Bank Corp.(b)	1,733	308,682
NU Holdings Ltd. - Class A(a)	38,047	519,342

	Shares	Value
Popular, Inc.	5,790	$580,563
Regions Financial Corp.	13,484	314,582
Synovus Financial Corp.	4,217	187,530
The PNC Financial Services Group, Inc.	813	150,283
Webster Financial Corp.	6,289	293,130
Wells Fargo & Co.	30,155	1,703,456
Western Alliance Bancorp	7,150	618,404
Wintrust Financial Corp.	2,597	281,852
Zions Bancorp NA	9,831	464,220
		19,259,442
Beverages - 0.9%
Boston Beer Co., Inc. - Class A(a)	1,634	472,455
Coca-Cola Co.	24,026	1,726,508
Coca-Cola Consolidated, Inc.	115	151,386
Keurig Dr. Pepper, Inc.	4,299	161,126
Molson Coors Beverage Co. - Class B	25,905	1,490,056
Monster Beverage Corp.(a)	6,063	316,307
PepsiCo, Inc.	14,905	2,534,595
		6,852,433
Biotechnology - 2.1%
AbbVie, Inc.	26,086	5,151,463
Amgen, Inc.	4,109	1,323,961
Biogen, Inc.(a)	2,039	395,240
Exelixis, Inc.(a)	37,670	977,537
Gilead Sciences, Inc.	16,868	1,414,213
Incyte Corp.(a)	10,362	684,928
Natera, Inc.(a)	1,218	154,625
Neurocrine Biosciences, Inc.(a)	1,341	154,510
Regeneron Pharmaceuticals, Inc.(a)	1,545	1,624,166
United Therapeutics Corp.(a)	3,702	1,326,612
Vertex Pharmaceuticals, Inc.(a)	4,889	2,273,776
		15,481,031
Broadline Retail - 3.8%
Amazon.com, Inc.(a)	120,907	22,528,601
Coupang, Inc.(a)	7,884	193,552
eBay, Inc.	5,477	356,608
Etsy, Inc.(a)	6,469	359,224
Kohl’s Corp.(b)	81,435	1,718,279
Macy’s, Inc.	154,247	2,420,135
Nordstrom, Inc.	58,729	1,320,815
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,932	187,790
		29,085,004
Building Products - 1.1%
A O Smith Corp.(b)	4,380	393,455
Advanced Drainage Systems, Inc.	1,769	278,016
Builders FirstSource, Inc.(a)	12,074	2,340,666
Carlisle Cos., Inc.	1,405	631,899
Carrier Global Corp.	1,302	104,798
Johnson Controls International PLC	3,927	304,774
Lennox International, Inc.	1,985	1,199,516

The accompanying notes are an integral part of these financial statements.

1

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Products - (Continued)
Masco Corp.	9,739	$817,492
Owens Corning, Inc.	5,895	1,040,585
Trane Technologies PLC	2,209	858,704
Trex Co., Inc.(a)	5,598	372,715
		8,342,620
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	3,934	699,465
Ameriprise Financial, Inc.	3,553	1,669,235
Ares Management Corp. - Class A	5,046	786,369
Bank of New York Mellon Corp.	12,111	870,296
BlackRock, Inc.	196	186,104
Blackstone, Inc.	2,145	328,464
Cboe Global Markets, Inc.	1,379	282,516
Charles Schwab Corp.	3,392	219,836
CME Group, Inc.	2,134	470,867
Coinbase Global, Inc. - Class A(a)(b)	1,861	331,574
Evercore, Inc. - Class A	4,231	1,071,882
FactSet Research Systems, Inc.	788	362,362
Franklin Resources, Inc.(b)	31,716	639,077
Houlihan Lokey, Inc.	1,012	159,916
Intercontinental Exchange, Inc.	3,033	487,221
Janus Henderson Group PLC	10,102	384,583
Jefferies Financial Group, Inc.(b)	4,888	300,856
KKR & Co., Inc.	4,126	538,773
LPL Financial Holdings, Inc.	3,658	850,961
Moody’s Corp.	2,657	1,260,986
Morgan Stanley	7,416	773,044
Northern Trust Corp.	6,343	571,060
Raymond James Financial, Inc.(b)	3,530	432,284
S&P Global, Inc.	881	455,142
State Street Corp.	13,185	1,166,477
Stifel Financial Corp.	4,365	409,873
Tradeweb Markets, Inc. - Class A	2,592	320,553
Virtu Financial, Inc. - Class A	4,831	147,152
		16,176,928
Chemicals - 0.7%
Celanese Corp. - Series A(b)	1,958	266,210
CF Industries Holdings, Inc.(b)	4,468	383,354
Ecolab, Inc.	991	253,032
Linde PLC	2,963	1,412,936
Mosaic Co.	15,855	424,597
NewMarket Corp.	961	530,366
Olin Corp.	18,451	885,279
RPM International, Inc.	3,861	467,181
Sherwin-Williams Co.	2,391	912,573
		5,535,528
Commercial Services & Supplies - 0.6%
Cintas Corp.	10,440	2,149,387
Clean Harbors, Inc.(a)	1,124	271,682
MSA Safety, Inc.	755	133,892
Republic Services, Inc.	1,655	332,390

	Shares	Value
Rollins, Inc.	18,949	$958,441
Tetra Tech, Inc.	3,432	161,853
Waste Management, Inc.	2,388	495,749
		4,503,394
Communications Equipment - 0.7%
Arista Networks, Inc.(a)	4,434	1,701,858
Cisco Systems, Inc.	22,272	1,185,316
F5, Inc.(a)	2,096	461,539
Juniper Networks, Inc.	6,819	265,804
Motorola Solutions, Inc.	2,603	1,170,387
Ubiquiti, Inc.	3,562	789,767
		5,574,671
Construction & Engineering - 0.5%
AECOM(b)	5,969	616,419
EMCOR Group, Inc.	2,140	921,334
MasTec, Inc.(a)	9,542	1,174,620
Quanta Services, Inc.(b)	1,592	474,655
Valmont Industries, Inc.	1,832	531,188
		3,718,216
Consumer Finance - 1.6%
Ally Financial, Inc.	53,735	1,912,429
American Express Co.	6,850	1,857,720
Capital One Financial Corp.	15,363	2,300,302
Discover Financial Services	7,853	1,101,697
OneMain Holdings, Inc.	31,579	1,486,423
SLM Corp.	29,662	678,370
Synchrony Financial	47,912	2,389,851
		11,726,792
Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos., Inc. - Class A	40,250	743,820
BJ’s Wholesale Club Holdings, Inc.(a)	6,956	573,731
Casey’s General Stores, Inc.	4,010	1,506,597
Costco Wholesale Corp.	5,759	5,105,469
Dollar General Corp.	4,002	338,449
Dollar Tree, Inc.(a)(b)	2,880	202,522
Grocery Outlet Holding Corp.(a)	6,003	105,353
Kroger Co.	29,574	1,694,590
Performance Food Group Co.(a)	14,476	1,134,484
SYSCO Corp.(b)	12,659	988,161
Target Corp.	6,457	1,006,388
US Foods Holding Corp.(a)	32,902	2,023,473
Walmart, Inc.	64,473	5,206,195
		20,629,232
Containers & Packaging - 0.4%
Ardagh Group SA(a)(d)	8,343	0
Berry Global Group, Inc.	18,762	1,275,441
Crown Holdings, Inc.	3,741	358,687
Silgan Holdings, Inc.	3,504	183,960
Smurfit WestRock PLC	12,640	624,669
Sonoco Products Co.	6,971	380,825
		2,823,582

The accompanying notes are an integral part of these financial statements.

2

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distributors - 0.2%
Genuine Parts Co.	3,057	$427,002
LKQ Corp.	16,411	655,127
Pool Corp.(b)	951	358,337
		1,440,466
Diversfied Financial Services - 0.0%(c)
GCI Liberty Inc SR Escrow(a)(d)	3,912	3,538
Diversified Consumer Services - 0.5%
ADT, Inc.	193,197	1,396,814
Grand Canyon Education, Inc.(a)	7,025	996,496
H&R Block, Inc.	19,539	1,241,704
		3,635,014
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	98,829	2,174,238
Liberty Global Ltd. - Class A(a)	44,312	935,426
Liberty Global Ltd. - Class C(a)	43,349	936,772
Verizon Communications, Inc.	19,661	882,976
		4,929,412
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,468	150,617
Constellation Energy Corp.	2,629	683,592
Duke Energy Corp.	3,193	368,153
Edison International	1,854	161,465
FirstEnergy Corp.	3,718	164,893
NextEra Energy, Inc.	5,394	455,955
NRG Energy, Inc.	12,823	1,168,175
PPL Corp.	4,583	151,606
The Southern Co.	4,511	406,802
Xcel Energy, Inc.	2,487	162,401
		3,873,659
Electrical Equipment - 0.5%
Acuity Brands, Inc.	4,333	1,193,265
AMETEK, Inc.	659	113,157
Eaton Corp. PLC	1,201	398,059
GE Vernova, Inc.(a)	2,208	562,996
Hubbell, Inc.	812	347,820
nVent Electric PLC	5,016	352,424
Regal Rexnord Corp.	1,387	230,076
Sensata Technologies Holding PLC	6,231	223,444
Vertiv Holdings Co. - Class A	7,007	697,126
		4,118,367
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	12,732	829,617
Arrow Electronics, Inc.(a)	11,792	1,566,332
Avnet, Inc.	25,346	1,376,541
CDW Corp.	1,542	348,955
Coherent Corp.(a)(b)	4,045	359,641

	Shares	Value
Jabil, Inc.	4,545	$544,627
Keysight Technologies, Inc.(a)	1,795	285,279
TD SYNNEX Corp.	15,037	1,805,643
Vontier Corp.	9,272	312,837
		7,429,472
Energy Equipment & Services - 0.1%
NOV, Inc.	37,225	594,483
TechnipFMC PLC	8,815	231,218
		825,701
Entertainment - 0.8%
Electronic Arts, Inc.	3,690	529,293
Netflix, Inc.(a)	2,637	1,870,345
Playtika Holding Corp.	40,582	321,409
Spotify Technology SA(a)	2,454	904,373
TKO Group Holdings, Inc.(a)	3,104	383,996
Walt Disney Co.	6,442	619,656
Warner Bros Discovery, Inc.(a)	208,447	1,719,688
		6,348,760
Financial Services - 3.6%
Apollo Global Management, Inc.	6,074	758,703
Berkshire Hathaway, Inc. - Class B(a)	23,993	11,043,018
Corebridge Financial, Inc.	76,251	2,223,479
Corpay, Inc.(a)	487	152,314
Equitable Holdings, Inc.	23,931	1,005,820
Euronet Worldwide, Inc.(a)	1,132	112,328
Fiserv, Inc.(a)	2,664	478,588
Jack Henry & Associates, Inc.	987	174,245
Mastercard, Inc. - Class A	8,972	4,430,374
MGIC Investment Corp.	35,667	913,075
UWM Holdings Corp.	48,522	413,408
Visa, Inc. - Class A	16,217	4,458,864
Voya Financial, Inc.	11,455	907,465
Western Union Co.	36,755	438,487
		27,510,168
Food Products - 1.1%
Archer-Daniels-Midland Co.	22,452	1,341,282
Bunge Global SA	13,137	1,269,560
Darling International, Inc.(a)	13,519	502,366
Flowers Foods, Inc.	31,288	721,814
Freshpet, Inc.(a)	2,831	387,196
General Mills, Inc.	2,028	149,768
Hershey Co.(b)	2,719	521,450
Ingredion, Inc.	6,550	900,166
Kellogg Co.	1,867	150,686
Pilgrim’s Pride Corp.(a)	13,792	635,122
Post Holdings, Inc.(a)	12,414	1,436,920
		8,016,330
Gas Utilities - 0.2%
Atmos Energy Corp.(b)	1,168	162,014
UGI Corp.(b)	41,863	1,047,412
		1,209,426

The accompanying notes are an integral part of these financial statements.

3

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - 0.3%
Landstar System, Inc.	5,668	$1,070,515
Old Dominion Freight Line, Inc.(b)	1,808	359,141
Uber Technologies, Inc.(a)	12,196	916,652
Union Pacific Corp.	848	209,015
		2,555,323
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	11,044	1,259,126
Align Technology, Inc.(a)	1,319	335,448
Boston Scientific Corp.(a)	12,810	1,073,478
Edwards Lifesciences Corp.(a)	7,825	516,372
Envista Holdings Corp.(a)	74,332	1,468,800
IDEXX Laboratories, Inc.(a)	1,751	884,640
Inspire Medical Systems, Inc.(a)	1,123	237,009
Insulet Corp.(a)	1,333	310,256
Intuitive Surgical, Inc.(a)	1,435	704,973
Penumbra, Inc.(a)	1,138	221,125
Stryker Corp.	1,946	703,012
		7,714,239
Health Care Providers & Services - 3.0%
Amedisys, Inc.(a)	4,223	407,562
Cardinal Health, Inc.	8,553	945,278
Cencora, Inc.	2,943	662,410
Centene Corp.(a)	27,801	2,092,859
Chemed Corp.	798	479,574
Cigna Group	7,761	2,688,721
CVS Health Corp.	17,562	1,104,299
DaVita, Inc.(a)(b)	2,461	403,432
Elevance Health, Inc.	2,963	1,540,760
Encompass Health Corp.	3,715	359,018
HCA Healthcare, Inc.	923	375,135
Henry Schein, Inc.(a)	7,263	529,473
Humana, Inc.	1,652	523,254
McKesson Corp.	2,444	1,208,362
Molina Healthcare, Inc.(a)	545	187,785
Premier, Inc. - Class A	44,759	895,180
Tenet Healthcare Corp.(a)	6,221	1,033,930
UnitedHealth Group, Inc.	11,890	6,951,845
Universal Health Services, Inc. - Class B	2,191	501,761
		22,890,638
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	512	2,156,605
Boyd Gaming Corp.	4,598	297,261
Carnival Corp.(a)	9,540	176,299
Cava Group, Inc.(a)(b)	1,173	145,276
Chipotle Mexican Grill, Inc.(a)	11,505	662,918
Domino’s Pizza, Inc.(b)	1,420	610,799
DoorDash, Inc. - Class A(a)	1,334	190,402
Expedia Group, Inc.(a)	2,939	435,031
Hilton Worldwide Holdings, Inc.	1,457	335,839
McDonald’s Corp.	4,362	1,328,273

	Shares	Value
MGM Resorts International(a)	31,845	$1,244,821
Royal Caribbean Cruises Ltd.	2,114	374,939
Starbucks Corp.	1,274	124,202
Texas Roadhouse, Inc.	2,689	474,877
Wingstop, Inc.	2,291	953,239
Yum! Brands, Inc.	5,948	830,995
		10,341,776
Household Durables - 1.1%
DR Horton, Inc.	3,243	618,667
Garmin Ltd.	901	158,603
Lennar Corp. - Class A	6,711	1,258,178
Lennar Corp. - Class B	5,066	876,114
Mohawk Industries, Inc.(a)	7,056	1,133,758
Newell Rubbermaid, Inc.	78,129	600,031
NVR, Inc.(a)	80	784,944
PulteGroup, Inc.	7,425	1,065,710
Tempur Sealy International, Inc.	12,766	697,024
Toll Brothers, Inc.	5,452	842,279
TopBuild Corp.(a)	464	188,760
		8,224,068
Household Products - 1.0%
Church & Dwight Co., Inc.	3,033	317,616
Clorox Co.	2,917	475,208
Colgate-Palmolive Co.	14,105	1,464,240
Kimberly-Clark Corp.	2,778	395,254
Procter & Gamble Co.	27,175	4,706,710
		7,359,028
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. - Class A(b)	8,248	269,380
Clearway Energy, Inc. - Class A	13,333	379,590
Clearway Energy, Inc. - Class C	12,529	384,390
Vistra Corp.	16,037	1,901,026
		2,934,386
Industrial Conglomerates - 0.3%
3M Co.	2,850	389,595
General Electric Co.	10,441	1,968,964
		2,358,559
Insurance - 2.4%
Aflac, Inc.	7,361	822,960
Allstate Corp.	1,760	333,784
American Financial Group, Inc.	1,129	151,963
American International Group, Inc.	6,013	440,332
Arch Capital Group, Ltd.(a)	8,628	965,301
Arthur J. Gallagher & Co.(b)	3,483	980,012
Assurant, Inc.	822	163,463
Assured Guaranty, Ltd.	2,459	195,540
Axis Capital Holdings Ltd.	6,629	527,735
Brown & Brown, Inc.	1,929	199,844
Chubb, Ltd.	2,064	595,237
CNA Financial Corp.	10,798	528,454

The accompanying notes are an integral part of these financial statements.

4

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Everest Group Ltd.	2,148	$841,651
Globe Life, Inc.	4,290	454,354
Hartford Financial Services Group, Inc.	2,035	239,336
Kemper Corp.	2,615	160,169
Lincoln National Corp.	22,563	710,960
Loews Corp.	5,876	464,498
Markel Group, Inc.(a)	346	542,729
Marsh & McLennan Cos., Inc.	8,724	1,946,237
Old Republic International Corp.	25,640	908,169
Primerica, Inc.	1,676	444,391
Progressive Corp.	5,442	1,380,962
Prudential Financial, Inc.	1,244	150,648
Reinsurance Group of America, Inc.	3,297	718,317
RenaissanceRe Holdings Ltd.	2,719	740,656
The Travelers Cos., Inc.	1,373	321,447
Unum Group	30,546	1,815,654
W.R. Berkley Corp.	2,620	148,632
White Mountains Insurance Group Ltd.	186	315,493
		18,208,928
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	78,835	13,074,785
Alphabet, Inc. - Class C	67,055	11,210,925
Match Group, Inc.(a)	11,622	439,776
Meta Platforms, Inc. - Class A	30,091	17,225,292
Pinterest, Inc. - Class A(a)(b)	28,032	907,396
TripAdvisor, Inc.(a)	15,540	225,175
		43,083,349
IT Services - 2.0%
Accenture PLC - Class A	7,973	2,818,296
Akamai Technologies, Inc.(a)	5,531	558,354
Amdocs Ltd.	7,417	648,839
Automatic Data Processing, Inc.	1,209	334,566
Cognizant Technology Solutions Corp. - Class A	14,162	1,093,023
DXC Technology Co.(a)	142,421	2,955,236
EPAM Systems, Inc.(a)	2,293	456,376
Gartner, Inc.(a)	2,363	1,197,474
GoDaddy, Inc. - Class A(a)	3,806	596,705
International Business Machines Corp.	11,395	2,519,207
MongoDB, Inc.(a)	332	89,756
Twilio, Inc. - Class A(a)	17,232	1,123,871
VeriSign, Inc.(a)	3,385	643,015
		15,034,718
Leisure Products - 0.1%
Mattel, Inc.(a)	13,597	259,023
YETI Holdings, Inc.(a)	17,721	727,092
		986,115

	Shares	Value
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,607	$387,087
Avantor, Inc.(a)	19,745	510,803
Charles River Laboratories International, Inc.(a)	1,061	208,985
Danaher Corp.	3,246	902,453
Fortrea Holdings, Inc.(a)	91,338	1,826,760
IQVIA Holdings, Inc.(a)	985	233,415
Mettler-Toledo International, Inc.(a)	581	871,326
Thermo Fisher Scientific, Inc.	2,038	1,260,646
Waters Corp.(a)	957	344,415
		6,545,890
Machinery - 2.0%
AGCO Corp.	15,860	1,552,060
Allison Transmission Holdings, Inc.	12,055	1,158,124
Caterpillar, Inc.	2,937	1,148,719
Crane Co.	1,045	165,403
Cummins, Inc.	1,664	538,787
Deere & Co.	1,294	540,025
Donaldson Co., Inc.	8,226	606,256
Esab Corp.	9,079	965,188
Fortive Corp.	1,778	140,337
Gates Industrial Corp. PLC(a)	131,680	2,310,984
Illinois Tool Works, Inc.	2,632	689,768
Ingersoll Rand, Inc.	5,222	512,591
ITT, Inc.	2,228	333,108
Lincoln Electric Holdings, Inc.(b)	3,229	620,033
Middleby Corp.(a)	2,589	360,208
Otis Worldwide Corp.	4,777	496,521
PACCAR, Inc.	4,945	487,973
Parker-Hannifin Corp.	416	262,837
Pentair PLC	1,683	164,581
Snap-on, Inc.	2,044	592,167
Timken Co.	3,656	308,164
Toro Co.(b)	3,534	306,504
Westinghouse Air Brake Technologies Corp.	6,174	1,122,248
		15,382,586
Marine Transportation - 0.1%
Kirby Corp.(a)	3,493	427,648
Media - 1.2%
Comcast Corp. - Class A	37,405	1,562,407
Fox Corp. - Class A	20,176	854,050
Fox Corp. - Class B	21,075	817,710
New York Times Co. - Class A	8,350	464,844
News Corp. - Class A	26,165	696,774
News Corp. - Class B(b)	22,350	624,683
Nexstar Media Group, Inc.	5,182	856,844
Omnicom Group, Inc.	1,947	201,300
Paramount Global - Class B(b)	140,660	1,493,809
Sirius XM Holdings, Inc.(b)	46,702	1,104,504
ViacomCBS, Inc. - Class A(b)	11,353	248,177
		8,925,102

The accompanying notes are an integral part of these financial statements.

5

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc.(a)	130,111	$1,661,517
Nucor Corp.	6,721	1,010,435
Reliance, Inc.	1,551	448,565
Steel Dynamics, Inc.	2,837	357,689
		3,478,206
Multi-Utilities - 0.1%
DTE Energy Co.	1,303	167,318
NiSource, Inc.	4,697	162,751
Public Service Enterprise Group, Inc.	1,712	152,727
Sempra Energy	1,793	149,949
WEC Energy Group, Inc.	1,672	160,813
		793,558
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp.	18,767	282,443
APA Corp.	6,654	162,757
Cheniere Energy, Inc.	2,554	459,311
Chevron Corp.	7,530	1,108,943
ConocoPhillips	5,838	614,625
Devon Energy Corp.	3,922	153,429
Diamondback Energy, Inc.	3,471	598,400
DT Midstream, Inc.	1,898	149,297
EOG Resources, Inc.	7,672	943,119
Exxon Mobil Corp.	44,678	5,237,155
HF Sinclair Corp.	27,021	1,204,326
Kinder Morgan, Inc.	7,213	159,335
Marathon Oil Corp.	20,137	536,248
Marathon Petroleum Corp.	14,410	2,347,533
ONEOK, Inc.	6,520	594,167
Ovintiv, Inc.	11,683	447,576
Phillips 66	10,264	1,349,203
Targa Resources Corp.	4,989	738,422
The Williams Companies, Inc.	5,077	231,765
Valero Energy Corp.	12,955	1,749,314
Viper Energy, Inc.	3,207	144,668
		19,212,036
Personal Care Products - 0.1%
Coty, Inc. - Class A(a)	34,338	322,434
Estee Lauder Cos., Inc. - Class A	3,254	324,391
		646,825
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	34,417	1,780,736
Elanco Animal Health, Inc.(a)	62,321	915,496
Eli Lilly & Co.	11,642	10,314,113
Jazz Pharmaceuticals PLC(a)	12,067	1,344,384
Johnson & Johnson	29,095	4,715,136
Merck & Co., Inc.	35,269	4,005,148
Perrigo Co. PLC	22,763	597,073
Pfizer, Inc.	12,349	357,380
Royalty Pharma PLC - Class A	8,236	232,996

	Shares	Value
Viatris, Inc.	219,264	$2,545,655
Zoetis, Inc.	3,718	726,423
		27,534,540
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp.	5,109	831,541
CACI International, Inc. - Class A(a)	1,072	540,888
Clarivate PLC(a)	144,727	1,027,562
Concentrix Corp.(b)	25,753	1,319,841
Dun & Bradstreet Holdings, Inc.(b)	63,928	735,811
FTI Consulting, Inc.(a)	882	200,708
Leidos Holdings, Inc.	3,645	594,135
ManpowerGroup, Inc.	12,521	920,544
Parsons Corp.(a)	1,625	168,480
Paychex, Inc.	1,298	174,179
Robert Half, Inc.	10,463	705,311
Science Applications International Corp.	3,843	535,215
SS&C Technologies Holdings, Inc.	4,607	341,885
Verisk Analytics, Inc.	857	229,642
		8,325,742
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.(a)	2,453	661,844
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc.(a)	8,386	1,375,975
Allegro MicroSystems, Inc.(a)(b)	8,319	193,833
Amkor Technology, Inc.	29,996	917,877
Analog Devices, Inc.	417	95,981
Applied Materials, Inc.	13,516	2,730,908
Broadcom, Inc.	53,480	9,225,300
Cirrus Logic, Inc.(a)	11,566	1,436,613
Intel Corp.	21,080	494,537
KLA Corp.	2,881	2,231,075
Lam Research Corp.(a)	2,202	1,797,008
Lattice Semiconductor Corp.(a)	9,114	483,680
Microchip Technology, Inc.	5,004	401,771
Micron Technology, Inc.	1,084	112,422
MKS Instruments, Inc.	5,884	639,649
Monolithic Power Systems, Inc.	1,004	928,198
NVIDIA Corp.	330,410	40,124,990
ON Semiconductor Corp.(a)	10,615	770,755
Qorvo, Inc.(a)	7,249	748,822
QUALCOMM, Inc.	14,898	2,533,405
Skyworks Solutions, Inc.	7,732	763,690
Teradyne, Inc.	5,473	732,999
Texas Instruments, Inc.	7,186	1,484,412
		70,223,900
Software - 10.5%
Adobe, Inc.(a)	5,763	2,983,966
AppLovin Corp. - Class A(a)	16,190	2,113,604
Atlassian Corp. - Class A(a)	4,644	737,514

The accompanying notes are an integral part of these financial statements.

6

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Autodesk, Inc.(a)	2,848	$784,567
BILL Holdings, Inc.(a)	8,306	438,225
Cadence Design System, Inc.(a)	5,984	1,621,843
Crowdstrike Holdings, Inc. - Class A(a)	1,078	302,347
Datadog, Inc. - Class A(a)	3,654	420,429
DocuSign, Inc.(a)	11,768	730,675
Dolby Laboratories, Inc. - Class A	3,043	232,881
Dropbox, Inc. - Class A(a)	34,397	874,716
Elastic NV(a)	3,759	288,541
Fair Isaac Corp.(a)	1,181	2,295,297
Fortinet, Inc.(a)	16,251	1,260,265
Gen Digital, Inc.	13,958	382,868
Guidewire Software, Inc.(a)	1,324	242,213
HubSpot, Inc.(a)	1,452	771,883
Informatica, Inc. - Class A(a)	15,025	379,832
Intuit, Inc.	2,156	1,338,876
Manhattan Associates, Inc.(a)	4,571	1,286,188
Microsoft Corp.	101,619	43,726,656
MicroStrategy, Inc. - Class A(a)	1,003	169,106
Nutanix, Inc. - Class A(a)	20,581	1,219,424
Oracle Corp.	10,139	1,727,686
Palantir Technologies, Inc. - Class A(a)	11,225	417,570
Palo Alto Networks, Inc.(a)	3,947	1,349,085
Pegasystems, Inc.	17,369	1,269,500
RingCentral, Inc. - Class A(a)	21,692	686,118
Roper Industries, Inc.	683	380,049
Salesforce, Inc.	9,914	2,713,561
ServiceNow, Inc.(a)	2,164	1,935,460
Smartsheet, Inc. - Class A(a)	11,043	611,340
Synopsys, Inc.(a)	2,708	1,371,304
Teradata Corp.(a)	29,616	898,549
Workday, Inc. - Class A(a)	1,466	358,305
Zoom Video Communications, Inc. - Class A(a)	9,849	686,869
		79,007,312
Specialty Retail - 3.7%
Advance Auto Parts, Inc.(b)	36,396	1,419,080
AutoNation, Inc.(a)	4,646	831,262
AutoZone, Inc.(a)	477	1,502,569
Bath & Body Works, Inc.	16,766	535,171
Best Buy Co., Inc.	7,733	798,819
Burlington Stores, Inc.(a)	2,491	656,329
Dick’s Sporting Goods, Inc.	7,053	1,471,961
Floor & Decor Holdings, Inc. - Class A(a)(b)	2,505	311,046
Gap, Inc.	131,449	2,898,450
Home Depot, Inc.	12,073	4,891,979
Lowe’s Cos., Inc.	8,055	2,181,697
O’Reilly Automotive, Inc.(a)	1,545	1,779,222
Penske Automotive Group, Inc.	8,343	1,355,070

	Shares	Value
Ross Stores, Inc.	4,664	$701,979
TJX Cos., Inc.	17,885	2,102,203
Tractor Supply Co.(b)	2,884	839,042
Ulta Beauty, Inc.(a)(b)	2,280	887,194
Wayfair, Inc. - Class A(a)(b)	12,445	699,160
Williams Sonoma, Inc.	14,082	2,181,583
		28,043,816
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	197,230	45,954,590
Hewlett Packard Enterprise Co.	76,846	1,572,269
HP, Inc.	8,397	301,201
NetApp, Inc.	6,077	750,570
Pure Storage, Inc. - Class A(a)	18,395	924,165
		49,502,795
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd.(a)	8,542	362,522
Carter’s, Inc.	7,250	471,105
Columbia Sportswear Co.	4,901	407,714
Crocs, Inc.(a)	1,814	262,685
Deckers Outdoor Corp.(a)	11,919	1,900,485
lululemon athletica, Inc.(a)	3,166	859,094
NIKE, Inc. - Class B(b)	12,032	1,063,629
PVH Corp.	9,796	987,731
Ralph Lauren Corp.	5,968	1,157,016
Skechers USA, Inc. - Class A(a)	12,142	812,543
Tapestry, Inc.	10,984	516,028
Under Armour, Inc. - Class A(a)	74,915	667,493
Under Armour, Inc. - Class C(a)	65,171	544,830
VF Corp.(b)	10,118	201,854
		10,214,729
Tobacco - 0.2%
Altria Group, Inc.	9,747	497,487
Philip Morris International, Inc.	9,761	1,184,985
		1,682,472
Trading Companies & Distributors - 1.0%
Core & Main, Inc. - Class A(a)	9,682	429,881
Fastenal Co.	14,970	1,069,157
Ferguson Enterprises, Inc.	2,943	584,392
MSC Industrial Direct Co., Inc. - Class A	8,002	688,652
SiteOne Landscape Supply, Inc.(a)(b)	3,415	515,358
United Rentals, Inc.	311	251,826
W.W. Grainger, Inc.	1,719	1,785,714
Watsco, Inc.	1,339	658,627
WESCO International, Inc.	10,744	1,804,777
		7,788,384
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.	2,887	595,761
TOTAL COMMON STOCKS (Cost $335,580,828)		719,604,992

The accompanying notes are an integral part of these financial statements.

7

GuideMark Large Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
INVESTMENT COMPANIES - 3.3%
Vanguard S&P 500 ETF(b)	47,295	$24,956,153
TOTAL INVESTMENT COMPANIES (Cost $17,238,716)		24,956,153
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Agree Realty Corp.	2,165	163,089
Alexandria Real Estate Equities, Inc.	1,232	146,300
American Tower Corp.	1,622	377,212
Americold Realty Trust, Inc.	13,050	368,923
BXP, Inc.	3,358	270,185
Cousins Properties, Inc.	9,641	284,217
CubeSmart	2,944	158,476
EPR Properties	5,185	254,272
Essex Property Trust, Inc.	516	152,437
Highwoods Properties, Inc.	15,408	516,322
Host Hotels & Resorts, Inc.(b)	28,595	503,272
Iron Mountain, Inc.	5,568	661,645
Kilroy Realty Corp.(b)	14,018	542,497
Omega Healthcare Investors, Inc.(b)	4,008	163,126
Park Hotels & Resorts, Inc.(b)	19,459	274,372
Rithm Capital Corp.	116,643	1,323,898
Simon Property Group, Inc.	895	151,273
Sun Communities, Inc.	1,610	217,592
Vornado Realty Trust	22,236	876,098
Welltower, Inc.	2,529	323,788
WP Carey, Inc.	5,330	332,059
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,554,950)		8,061,053
	Units
SHORT-TERM INVESTMENTS - 6.8%
Investments Purchased with Proceeds from Securities Lending - 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(e)	46,852,828	46,852,828
	Shares
Money Market Funds - 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%(e)	4,325,078	4,325,078
TOTAL SHORT-TERM INVESTMENTS (Cost $51,177,906)		51,177,906
TOTAL INVESTMENTS - 106.3% (Cost $410,552,400)		$803,800,104
Liabilities in Excess of Other Assets - (6.3)%		(47,691,571)
TOTAL NET ASSETS - 100.0%		$756,108,533

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $45,873,079 which represented 6.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

8

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Bermuda - 0.1%
Kunlun Energy Co. Ltd.	66,077	$67,899
Brazil - 3.6%
Ambev SA	18,564	44,743
B3 SA - Brasil Bolsa Balcao	8,712	17,175
Banco Bradesco SA	21,699	52,299
Banco BTG Pactual SA	4,682	28,774
Banco do Brasil SA	31,694	158,711
BB Seguridade Participacoes SA	21,909	143,655
BRF SA(a)	4,882	21,248
Caixa Seguridade Participacoes SA	25,215	67,484
Centrais Eletricas Brasileiras SA	2,685	19,370
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,711	61,486
CPFL Energia SA	2,999	18,745
Embraer SA(a)	6,418	56,797
Equatorial Energia SA	3,257	19,467
JBS SA	10,826	62,817
Natura & Co. Holding SA	16,747	43,192
NU Holdings Ltd. - Class A(a)	9,881	134,876
Petroleo Brasileiro SA	34,877	251,476
PRIO SA	5,802	46,233
Raia Drogasil SA	25,474	119,848
Telefonica Brasil SA	4,548	46,935
TIM SA	9,792	33,756
Ultrapar Participacoes SA	9,953	38,879
Vale SA	19,780	231,179
Vibra Energia SA	9,134	39,117
WEG SA	7,399	74,184
		1,832,446
Cayman Islands - 6.6%
AAC Technologies Holdings, Inc.	15,610	63,641
ANTA Sports Products Ltd.	9,743	115,336
Bosideng International Holdings Ltd.	148,467	84,453
C&D International Investment Group Ltd.	9,783	21,022
China Mengniu Dairy Co. Ltd.	17,164	40,261
China Resources Land, Ltd.	16,356	58,838
Country Garden Holdings Co. Ltd.(a)(b)	910,684	28,878
Geely Automobile Holdings Ltd.	53,600	82,222
Li Ning Co. Ltd.	12,460	30,633
Meituan - Class B(a)(c)	21,802	462,974
Tencent Holdings Ltd.	37,924	2,108,760
Tingyi Cayman Islands Holding Corp.	55,234	79,242
Xiaomi Corp. - Class B(a)(c)	37,863	106,648
Zhen Ding Technology Holding Ltd.	15,083	53,808
		3,336,716
Chile - 0.8%
Banco de Credito e Inversiones SA	1,774	55,210
Cencosud SA	48,550	97,986
Empresas COPEC SA	7,852	52,563

	Shares	Value
Falabella SA(a)	41,259	$152,885
Latam Airlines Group SA(a)	2,733,195	35,159
		393,803
China - 18.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	22,900	57,698
Agricultural Bank of China Ltd. - Class A	97,900	66,666
Agricultural Bank of China Ltd. - Class H	260,606	121,591
Akeso, Inc.(a)(c)	11,327	99,330
Alibaba Group Holding Ltd.	81,757	1,086,451
Aluminum Corp. of China Ltd. - Class A	35,800	44,657
Aluminum Corp. of China Ltd. - Class H	72,294	56,729
Anhui Yingjia Distillery Co. Ltd. - Class A	2,799	28,680
Anker Innovations Technology Co. Ltd. - Class A	5,100	60,763
Baidu, Inc. - Class A(a)	8,038	105,681
Bank of Beijing Co. Ltd.	44,200	36,630
Bank of Changsha Co. Ltd. - Class A	28,900	34,253
Bank of China Ltd. - Class A	58,600	41,547
Bank of China Ltd. - Class H	510,446	238,378
Bank of Communications Co. Ltd. - Class A	90,100	94,351
Bank of Communications Co. Ltd. - Class H	134,298	102,150
Bank of Shanghai Co. Ltd.	47,300	52,971
BeiGene Ltd.(a)	2,905	51,056
Beijing Kingsoft Office Software, Inc. - Class A	680	25,533
Beijing Roborock Technology Co. Ltd. - Class A	1,120	44,036
Bloomage Biotechnology Corp. Ltd. - Class A	4,500	44,676
By-health Co. Ltd. - Class A	12,800	26,952
CGN Power Co. Ltd. - Class A	55,400	35,431
CGN Power Co. Ltd. - Class H(c)	89,945	34,550
Changchun High & New Technology Industry Group, Inc. - Class A	1,500	23,371
China CITIC Bank Corp. Ltd. - Class H	187,452	119,000
China Coal Energy Co. Ltd. - Class H	93,916	116,310
China Communications Services Corp. Ltd. - Class H	222,759	119,585
China Construction Bank Corp. - Class A	17,300	19,457
China Construction Bank Corp. - Class H	549,881	410,046
China Everbright Bank Co. Ltd. - Class A	100,600	51,323
China Everbright Bank Co. Ltd. - Class H	301,145	101,888
China Feihe Ltd.(c)	84,652	63,541

The accompanying notes are an integral part of these financial statements.

9

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
China Hongqiao Group, Ltd.	14,803	$24,283
China Merchants Bank Co. Ltd. - Class H	10,938	53,004
China Minsheng Banking Corp., Ltd. - Series H - Class H	56,872	23,049
China National Building Material Co., Ltd. - Series H - Class H	186,788	81,079
China National Medicines Corp. Ltd. - Class A	4,800	23,535
China National Nuclear Power Co. Ltd. - Class A	22,700	35,924
China Pacific Insurance Group Co. Ltd. - Class A	6,000	32,979
China Pacific Insurance Group Co. Ltd. - Class H	18,086	64,044
China Petroleum & Chemical Corp. - Class H	27,943	17,182
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	4,275	28,840
China Shenhua Energy Co Ltd. - Class A	9,200	56,697
China Shenhua Energy Co. Ltd. - Class H	12,708	56,598
China Tower Corp. Ltd. - Class H(c)	165,563	21,754
China United Network Communications Ltd. - Class A	54,477	41,363
China Yangtze Power Co., Ltd. - Class A	15,900	67,979
Chongqing Brewery Co. Ltd. - Class A	4,700	46,324
Chongqing Rural Commercial Bank Co. Ltd. - Class A	65,300	50,337
COSCO SHIPPING Holdings Co. Ltd. - Class H	59,747	99,834
CSPC Innovation Pharmaceutical Co. Ltd. - Class A	10,080	43,482
Dong-E-E-Jiao Co. Ltd. - Class A	1,836	16,075
Ecovacs Robotics Co. Ltd. - Class A	6,700	48,522
Eoptolink Technology, Inc. Ltd.	1,490	27,664
Fuyao Glass Industry Group Co. Ltd. - Class A	5,600	46,383
GD Power Development Co., Ltd. - Class A	55,300	42,912
Giant Biogene Holding Co. ltd(c)	7,331	47,431
Gree Electric Appliances, Inc. of Zhuhai - Class A	6,600	44,727
Haidilao International Holding Ltd.(c)	46,955	112,375
Henan Shenhuo Coal & Power Co. Ltd. - Class A	13,181	37,156
Hisense Home Appliances Group Co. Ltd.	4,662	17,170
Hithink RoyalFlush Information Network Co. Ltd. - Class A	2,946	79,664
HLA Group Corp. Ltd. - Class A	39,100	41,977
Huadong Medicine Co. Ltd. - Class A	4,212	20,794

	Shares	Value
Huaibei Mining Holdings Co. Ltd. - Class A	17,700	$45,188
Huaneng Lancang River Hydropower, Inc. - Class A	41,100	67,419
Huaxia Bank Co. Ltd. - Class A	63,100	66,589
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	8,100	35,878
Hundsun Technologies, Inc. - Class A	5,200	16,757
Industrial & Commercial Bank of China Ltd. - Class A	45,900	40,187
Industrial & Commercial Bank of China Ltd. - Class H	251,099	147,965
Inner Mongolia Dian Tou Energy Corp. Ltd. - Class A	9,300	26,054
JD Logistics, Inc.(a)(c)	35,609	62,690
JD.com, Inc. - Class A	9,211	184,753
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	8,200	60,371
Jiangsu Nhwa Pharmaceutical Co. Ltd.	9,200	35,574
Jiangxi Copper Co. Ltd. - Class H	6,599	13,257
Jinko Solar Co. Ltd. - Class A	63,600	79,588
Jointown Pharmaceutical Group Co. Ltd. - Class A	35,520	28,984
Kuaishou Technology(a)(c)	13,060	89,739
Kweichow Moutai Co. Ltd. - Class A	300	73,514
Li Auto, Inc. - Class A(a)	2,374	30,527
Longfor Properties Co., Ltd.(c)	54,322	102,361
Luzhou Laojiao Co. Ltd. - Class A	1,019	21,354
MINISO Group Holding Ltd.	3,410	15,191
Nanjing Iron & Steel Co. Ltd. - Class A	82,900	57,021
NetEase, Inc.	9,634	179,960
New Oriental Education & Technology Group, Inc.	13,493	102,974
Ningbo Sanxing Medical Electric Co. Ltd. - Class A	16,500	82,052
Nongfu Spring Co. Ltd. - Class H(c)	19,382	83,479
Offshore Oil Engineering Co. Ltd. - Class A	36,504	30,215
OFILM Group Co. Ltd. - Class A(a)	24,001	33,800
People’s Insurance Co. Group of China Ltd. - Class A	43,100	45,266
People’s Insurance Co. Group of China Ltd. - Class H	120,428	57,057
PetroChina Co. Ltd. - Class A	61,600	79,032
PetroChina Co. Ltd. - Class H	242,655	195,743
PICC Property & Casualty Co. Ltd. - Class H	80,990	119,887
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	172,354
Pop Mart International Group Ltd.(c)	7,228	48,840
Qifu Technology, Inc. - ADR	3,365	100,311
SAIC Motor Corp. Ltd. - Class A	17,100	35,435
Seres Group Co. Ltd. - Class A(a)	3,600	45,902
Shaanxi Coal Industry Co. Ltd. - Class A	12,322	47,906
Shandong Nanshan Aluminum Co. Ltd.	44,000	27,288

The accompanying notes are an integral part of these financial statements.

10

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Shandong Sun Paper Industry JSC Ltd. - Class A	9,993	$21,290
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,100	33,781
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	600	24,742
Shijiazhuang Yiling Pharmaceutical Co. Ltd. - Class A	8,190	20,903
Sichuan Chuantou Energy Co. Ltd. - Class A	13,600	36,487
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	6,551	29,613
Sinopharm Group Co. Ltd. - Class H	17,239	45,481
Suzhou TFC Optical Communication Co. Ltd.	5,040	72,057
TAL Education Group - ADR(a)	2,280	26,995
Tencent Music Entertainment Group - ADR	2,176	26,221
Tian Di Science & Technology Co. Ltd. - Class A	20,000	18,476
Tianqi Lithium Corp. - Class A	13,900	68,806
Topsports International Holdings Ltd.(c)	154,498	67,292
Trip.com Group Ltd.(a)	585	35,199
Vipshop Holdings Ltd. - ADR	8,169	128,498
Want Want China Holdings, Ltd.	57,190	39,285
Western Mining Co. Ltd. - Class A	9,500	25,303
Wintime Energy Group Co. Ltd. - Class A(a)	247,700	46,928
WUS Printed Circuit Kunshan Co. Ltd.	5,900	33,914
Yankuang Energy Group Co. Ltd. - Class H	24,537	34,541
Yifeng Pharmacy Chain Co. Ltd. - Class A	5,632	20,308
Yum China Holdings, Inc.(d)	2,665	119,978
Yunnan Yuntianhua Co. Ltd. - Class A	8,000	25,604
Yutong Bus Co. Ltd. - Class A	32,734	122,182
Zhejiang Dahua Technology Co. Ltd. - Class A	8,000	19,471
Zhejiang Expressway Co. Ltd. - Class H	48,758	33,957
Zhejiang Supor Co. Ltd. - Class A	6,812	56,818
Zhejiang Wanfeng Auto Wheel Co. Ltd. - Class A	9,400	20,271
Zhejiang Weixing New Building Materials Co. Ltd. - Class A	8,261	17,387
Zhejiang Zheneng Electric Power Co. Ltd. - Class A	21,700	20,707
Zhongji Innolight Co. Ltd. - Class A	1,701	37,575
Zhongji Innolight Co. Ltd. - Class A	347	7,665
Zhongjin Gold Corp. Ltd. - Class A	12,711	27,292
Zhongsheng Group Holdings, Ltd.	12,293	22,314
Zijin Mining Group Co. Ltd. - Class A	8,100	20,586
ZTE Corp. - Class A	4,502	19,819
ZTE Corp. - Class H	6,301	16,146
		9,298,772

	Shares	Value
Colombia - 0.1%
Bancolombia SA	7,734	$66,637
Czech Republic - 0.2%
CEZ AS	491	19,100
Komercni Banka AS	874	30,812
Moneta Money Bank AS(c)	12,696	62,332
		112,244
Egypt - 0.5%
Commercial International Bank - Egypt (CIB)	83,542	146,216
Eastern Co. SAE	109,973	59,223
Talaat Moustafa Group	48,245	63,654
		269,093
Hong Kong - 1.4%
China Overseas Land & Investment, Ltd.	17,710	35,477
China Resources Pharmaceutical Group Ltd.(c)	192,424	147,957
China Taiping Insurance Holdings Co. Ltd.	95,404	151,740
CSPC Pharmaceutical Group Ltd.	109,684	83,998
Far East Horizon Ltd.	62,841	45,996
Lenovo Group Ltd.	94,632	126,858
Sino Biopharmaceutical Ltd.	59,913	28,266
Sinotruk Hong Kong Ltd.	24,692	73,734
		694,026
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	7,022	52,526
OTP Bank Nyrt	1,819	95,143
		147,669
India - 18.5%
Adani Power Ltd.(a)	10,253	80,235
Ambuja Cements Ltd.	1,730	13,046
Apollo Hospitals Enterprise, Ltd.	252	21,658
Asian Paints Ltd.	1,052	41,824
Aurobindo Pharma Ltd.	4,962	86,437
Axis Bank Ltd.	6,751	99,253
Bajaj Auto Ltd.	387	56,975
Bajaj Finance Ltd.	536	49,247
Bank of Baroda	40,011	118,275
Bharat Electronics Ltd.	28,001	95,406
Bharat Forge Ltd.	1,875	33,875
Bharat Heavy Electricals Ltd.	5,453	18,148
Bharat Petroleum Corp. Ltd.	39,910	175,872
Bharti Airtel Ltd.	6,905	140,768
Bharti Infratel, Ltd.(a)	4,510	21,130
Britannia Industries Ltd.	1,108	83,843
Canara Bank	56,978	75,763
CG Power & Industrial Solutions Ltd.	10,597	95,908
Cholamandalam Investment and Finance Co. Ltd.	1,210	23,226
Cipla Ltd.	4,501	88,929
Coal India Ltd.	17,473	106,181

The accompanying notes are an integral part of these financial statements.

11

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
India - (Continued)
Colgate-Palmolive India Ltd.	4,611	$209,252
Cummins India Ltd.	1,380	62,742
Dr Reddy’s Laboratories Ltd.	1,566	126,060
Godrej Consumer Products Ltd.	1,012	16,799
HCL Technologies Ltd.	11,573	247,896
HDFC Bank Ltd.	9,133	188,088
Hindalco Industries Ltd.	19,633	177,460
Hindustan Aeronautics Ltd.	2,418	127,592
Hindustan Petroleum Corp. Ltd.	43,563	228,576
Hindustan Unilever Ltd.	1,646	58,099
ICICI Bank Ltd.	25,648	389,223
IDFC First Bank Ltd.(a)	28,379	25,181
Indian Hotels Co. Ltd.	7,027	57,427
Indian Oil Corp. Ltd.	87,258	187,529
Infosys Ltd.	16,596	370,701
InterGlobe Aviation Ltd.(a)(c)	776	44,264
ITC Ltd.	19,655	121,476
Jindal Stainless Ltd.	3,937	37,140
Jindal Steel & Power Ltd.	5,813	71,989
Jubilant Foodworks Ltd.	4,166	33,887
Larsen & Toubro Ltd.	5,027	220,452
LTIMindtree Ltd.(c)	1,341	99,903
Lupin Ltd.	2,629	68,741
Mahindra & Mahindra Ltd.	2,917	107,662
Marico Ltd.	9,039	74,975
Maruti Suzuki India Ltd.	265	41,843
Max Healthcare Institute Ltd.	2,743	32,219
Mphasis Ltd.	2,739	98,207
MRF Ltd.	17	28,088
Muthoot Finance Ltd.	1,379	33,437
Nestle India Ltd.	4,344	139,459
NMDC Ltd.	10,770	31,480
NTPC Ltd.	33,542	176,982
Oil & Natural Gas Corp. Ltd.	102,564	364,928
Page Industries Ltd.	185	94,708
Persistent Systems Ltd.	1,332	86,600
Petronet LNG Ltd.	17,251	70,379
Pidilite Industries Ltd.	418	16,773
Polycab India Ltd.	662	54,939
Power Finance Corp. Ltd.	49,170	286,647
Power Grid Corp. of India Ltd.	34,734	146,494
REC Ltd.	29,194	193,267
Reliance Industries Ltd.	11,646	409,741
Samvardhana Motherson International Ltd.	40,174	101,214
Shriram Finance Ltd.	1,481	63,323
Siemens Ltd.	611	52,814
State Bank of India	16,763	157,388
Sun Pharmaceutical Industries Ltd.	3,008	69,155
Supreme Industries Ltd.	848	53,857
Suzlon Energy Ltd.(a)	87,090	83,103
Tata Consultancy Services Ltd.	5,564	283,310

	Shares	Value
Tata Elxsi Ltd.	668	$61,538
Tata Motors Ltd.	30,148	350,174
Tata Steel Ltd.	30,391	61,170
Tech Mahindra Ltd.	6,385	120,229
The Tata Power Co., Ltd.	3,732	21,459
Titan Co. Ltd.	526	23,988
Torrent Pharmaceuticals Ltd.	979	39,663
Trent, Ltd.	1,319	119,332
TVS Motor Co. Ltd.	3,551	120,322
UltraTech Cement Ltd.	514	72,373
Union Bank of India Ltd.	48,500	71,007
Varun Beverages Ltd.	16,690	120,752
Vedanta Ltd.	5,613	34,301
Wipro Ltd.	7,253	46,831
Zomato Ltd.(a)	20,249	65,908
		9,378,515
Indonesia - 1.6%
Adaro Energy Indonesia Tbk PT	381,268	95,971
Amman Mineral Internasional PT(a)	111,022	68,102
Bank Central Asia Tbk PT	123,856	84,466
Bank Mandiri Persero Tbk PT	188,894	86,890
Bank Rakyat Indonesia Persero Tbk PT	225,736	73,830
Chandra Asri Pacific Tbk PT	125,019	69,982
Indofood Sukses Makmur Tbk PT	213,509	99,442
Kalbe Farma Tbk PT	364,996	41,586
Sumber Alfaria Trijaya Tbk PT	436,922	91,194
Telkom Indonesia Persero Tbk PT	164,206	32,515
Unilever Indonesia Tbk PT	337,039	49,064
		793,042
Ireland - 0.8%
PDD Holdings, Inc. - ADR(a)(d)	3,024	407,665
Luxembourg - 0.1%
Reinet Investments SCA	1,203	33,348
Mexico - 1.7%
Alfa SAB de CV - Class A	88,214	72,310
Arca Continental SAB de CV	5,466	51,071
Cemex SAB de CV	248,498	152,077
Coca-Cola Femsa SAB de CV	6,128	54,147
Fomento Economico Mexicano SAB de CV	8,812	86,880
Gruma SAB de CV - Class B	2,407	44,602
Grupo Aeroportuario del Sureste SAB de CV - Class B	966	27,298
Grupo Bimbo SAB de CV - Class A	22,325	76,771
Grupo Comercial Chedraui SAB de CV	3,085	23,107
Grupo Financiero Banorte SAB de CV	10,427	74,212
Grupo Financiero Inbursa SAB de CV(a)	16,028	36,525
Grupo Mexico SAB de CV - Class B	10,922	61,017
Kimberly-Clark de Mexico SAB de CV - Class A	10,386	16,826
Wal-Mart de Mexico SAB de CV	34,632	104,494
		881,337

The accompanying notes are an integral part of these financial statements.

12

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Peru - 0.3%
Cia de Minas Buenaventura SAA - ADR	3,151	$43,610
Credicorp Ltd.	222	40,175
Southern Copper Corp.(d)	648	74,954
		158,739
Philippines - 0.1%
International Container Terminal Services, Inc.	6,268	45,423
Poland - 1.1%
Alior Bank SA	911	21,906
Bank Polska Kasa Opieki SA	1,261	48,145
Budimex SA	334	51,827
CD Projekt SA	1,486	67,240
Dino Polska SA(a)(c)	1,076	98,039
LPP SA	21	86,077
ORLEN SA	1,650	23,950
Powszechna Kasa Oszczednosci Bank Polski SA	5,269	76,781
Powszechny Zaklad Ubezpieczen SA	1,928	21,077
Santander Bank Polska SA	351	41,477
		536,519
Qatar - 0.7%
Commercial Bank PSQC	38,147	46,071
Ooredoo QPSC	43,064	138,691
Qatar Islamic Bank SAQ	3,203	18,804
Qatar National Bank QPSC	30,367	141,550
		345,116
Republic of Korea - 12.2%
Alteogen, Inc.(a)	348	86,660
Amorepacific Corp.	1,056	118,228
CJ CheilJedang Corp.	516	119,669
Coway Co. Ltd.	2,559	129,149
DB Insurance Co. Ltd.	2,290	196,789
Doosan Bobcat, Inc.	2,170	67,100
GS Holdings Corp.	3,022	97,899
Hana Financial Group, Inc.	3,289	147,584
Hankook Tire & Technology Co. Ltd.	2,286	72,050
Hanmi Pharm Co. Ltd.	325	79,897
Hanmi Semiconductor Co. Ltd.	1,102	91,765
Hanwha Aerospace Co. Ltd.	674	153,649
HD Hyundai Co. Ltd.	1,891	110,358
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	882	125,982
Hyundai Glovis Co. Ltd.	1,372	127,823
Hyundai Mobis Co. Ltd.	649	107,485
Hyundai Motor Co.	80	14,899
Hyundai Steel Co.	4,847	103,131
Industrial Bank of Korea	14,389	153,462
KB Financial Group, Inc.	3,072	189,550
Kia Corp.	2,153	163,942
Korea Investment Holdings Co. Ltd.	1,886	105,394

	Shares	Value
Korean Air Lines Co. Ltd.	5,388	$92,420
KT Corp.	2,919	89,339
KT&G Corp.	660	54,717
LG Electronics, Inc.	1,630	129,789
LG H&H Co. Ltd.	496	142,955
LG Innotek Co. Ltd.	85	14,153
LG Uplus Corp.	17,913	134,045
Meritz Financial Group, Inc.	3,475	256,991
Naver Corp.	270	34,777
NCSoft Corp.	457	66,480
Netmarble Corp.(a)(c)	771	34,842
NH Investment & Securities Co. Ltd.	4,085	41,815
Orion Corp.	1,112	82,528
Posco DX Co. Ltd.	1,393	32,501
POSCO Holdings, Inc.	54	15,853
Posco International Corp.	1,185	51,660
Samsung C&T Corp.	394	41,268
Samsung Electro-Mechanics Co. Ltd.	277	28,003
Samsung Electronics Co. Ltd.	28,853	1,348,555
Samsung Fire & Marine Insurance Co. Ltd.	214	56,560
Samsung Life Insurance Co. Ltd.	433	30,925
Shinhan Financial Group Co. Ltd.	3,603	152,813
SK Biopharmaceuticals Co. Ltd.(a)	797	63,139
SK Hynix, Inc.	2,775	371,397
SK Telecom Co. Ltd.	2,581	109,913
Woori Financial Group, Inc.	10,501	123,966
		6,163,869
Russia - 0.0%(e)
Magnit PJSC(b)	1,813	0
PhosAgro PJSC - GDR(a)(b)	33	0
PhosAgro PJSC - GDR(a)(b)	5,197	0
Polyus PJSC - GDR(a)(b)	994	0
Rosneft Oil Co. PJSC(b)	13,382	0
Sberbank of Russia PJSC(b)	120,116	0
VTB Bank PJSC(a)(b)	25,684	0
		0
South Africa - 3.7%
Absa Group Ltd.	9,574	97,217
Aspen Pharmacare Holdings, Ltd.	1,868	21,043
Bid Corp. Ltd.	5,009	128,360
Bidvest Group Ltd.	4,392	74,462
Capitec Bank Holdings Ltd.	481	84,576
Clicks Group Ltd.	3,652	83,909
Exxaro Resources Ltd.	6,101	60,567
FirstRand Ltd.	27,764	133,192
Gold Fields Ltd.	1,806	28,007
Harmony Gold Mining Co., Ltd.	2,259	23,185
Kumba Iron Ore Ltd.	2,710	62,924
MTN Group Ltd.	17,514	93,001
Naspers Ltd.	466	113,011
Nedbank Group Ltd.	7,077	122,232
Old Mutual Ltd.	165,681	131,530

The accompanying notes are an integral part of these financial statements.

13

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Africa - (Continued)
OUTsurance Group Ltd.	34,684	$116,513
Pepkor Holdings Ltd.(c)	54,163	75,456
Sanlam Ltd.	14,286	72,763
Shoprite Holdings Ltd.	4,548	77,677
Standard Bank Group Ltd.	9,042	126,624
Woolworths Holdings Ltd.	38,222	150,676
		1,876,925
South Korea - 0.4%
Hanwha Industrial Solutions Co. Ltd./ New(a)	747	19,020
HD Hyundai Electric Co. Ltd.	386	97,117
HLB CO Ltd.(a)	461	29,976
Krafton, Inc.(a)	137	35,640
		181,753
Taiwan, Province of China - 17.3%
Accton Technology Corp.	2,501	41,846
Advantech Co. Ltd.	4,410	44,684
Alchip Technologies Ltd.	219	13,650
ASE Technology Holding Co. Ltd.	43,030	204,070
Asia Vital Components Co. Ltd.	2,137	39,592
Asustek Computer, Inc.	3,221	55,956
Catcher Technology Co. Ltd.	5,147	38,417
Chailease Holding Co. Ltd.	5,132	26,396
Cheng Shin Rubber Industry Co. Ltd.	11,766	19,208
China Airlines Ltd.	59,889	40,636
China Development Financial Holding Corp.	135,776	70,705
Chunghwa Telecom Co. Ltd.	4,797	18,988
Compal Electronics, Inc.	108,209	113,549
CTBC Financial Holding Co. Ltd.	69,590	75,754
Delta Electronics, Inc.	7,377	88,016
eMemory Technology, Inc.	1,881	154,813
Eva Airways Corp.	50,844	60,189
Evergreen Marine Corp Taiwan Ltd.	7,530	47,856
Far Eastern New Century Corp.	77,139	93,073
Feng TAY Enterprise Co. Ltd.	12,949	63,272
Fortune Electric Co. Ltd.	3,186	63,158
Fubon Financial Holding Co. Ltd.	34,816	99,120
Gigabyte Technology Co. Ltd.	2,292	18,692
Global Unichip Corp.	1,464	50,256
Hon Hai Precision Industry Co. Ltd.	51,229	301,629
Lite-On Technology Corp.	8,934	28,038
MediaTek, Inc.	12,927	476,432
Mega Financial Holding Co. Ltd.	36,680	45,534
Nien Made Enterprise Co. Ltd.	7,162	114,674
Novatek Microelectronics Corp.	10,586	172,354
Pegatron Corp.	31,716	102,906
Pou Chen Corp.	101,977	116,010
President Chain Store Corp.	11,257	104,701
Quanta Computer, Inc.	9,562	79,692

	Shares	Value
Realtek Semiconductor Corp.	9,145	$135,735
SinoPac Financial Holdings Co., Ltd.	91,425	70,032
Synnex Technology International Corp.	26,112	59,510
Taiwan Business Bank	72,998	36,725
Taiwan Semiconductor Manufacturing Co. Ltd.	156,166	4,709,054
Uni-President Enterprises Corp.	78,804	215,618
United Microelectronics Corp.	26,874	45,295
Voltronic Power Technology Corp.	1,096	70,055
Wistron Corp.	45,477	145,040
Wiwynn Corp.	489	26,504
WPG Holdings Ltd.	40,004	94,654
Yuanta Financial Holding Co. Ltd.	87,381	87,355
		8,779,443
Thailand - 1.0%
Advanced Info Service PCL - NVDR	3,436	27,726
Bumrungrad Hospital PCL - NVDR	6,853	56,968
Charoen Pokphand Foods PCL - NVDR	42,836	31,757
Delta Electronics Thailand PCL - NVDR	23,194	76,614
Krung Thai Bank PCL - NVDR	115,383	73,578
PTT Exploration & Production PCL - NVDR	2,798	11,413
PTT Global Chemical PCL - NVDR	96,791	89,478
PTT PCL - NVDR	78,733	82,989
Thai Oil PCL - NVDR	32,431	51,749
TMBThanachart Bank PCL - NVDR	237,026	14,451
		516,723
Turkey - 1.6%
Akbank TAS	63,174	113,795
BIM Birlesik Magazalar AS	7,214	104,684
Haci Omer Sabanci Holding AS	19,787	56,217
KOC Holding AS	7,957	43,746
Turk Hava Yollari AO(a)	13,774	114,575
Turkcell Iletisim Hizmetleri AS	21,177	58,962
Turkiye Is Bankasi - Class C	512,107	209,884
Yapi ve Kredi Bankasi AS	135,465	122,222
		824,085
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	14,982	34,344
Abu Dhabi Islamic Bank PJSC	17,866	61,871
Abu Dhabi National Oil Co. for Distribution PJSC	12,390	12,200
Aldar Properties PJSC	11,515	23,558
Americana Restaurants International PLC	74,022	53,424
Emaar Properties PJSC	83,571	198,280
Emirates NBD Bank PJSC	12,146	67,128
First Abu Dhabi Bank PJSC	7,518	28,108
		478,913
TOTAL COMMON STOCKS (Cost $32,322,148)		47,620,720

The accompanying notes are an integral part of these financial statements.

14

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
INVESTMENT COMPANIES - 4.7%
China - 1.7%
iShares Core MSCI Emerging Markets ETF	14,984	$860,232
Brazil – 3.0%
iShares MSCI Saudi Arabia ETF(d)	35,372	1,510,384
TOTAL INVESTMENT COMPANIES (Cost $1,879,807)		2,370,616
PREFERRED STOCKS - 2.1%
Brazil - 1.6%
Banco Bradesco SA - Preference Shares 0.00%,	30,105	81,566
Centrais Eletricas Brasileiras SA - Preference Shares 0.00%,	3,542	28,387
Cia Energetica de Minas Gerais - Preference Shares 0.00%,	41,222	86,640
Gerdau SA - Preference Shares 0.00%,	20,385	71,621
Itau Unibanco Holding SA - Preference Shares 0.00%,	37,716	251,246
Petroleo Brasileiro SA - Preference Shares 0.00%,	43,220	286,245
		805,705
Colombia - 0.1%
Bancolombia SA 0.00%,	10,690	84,329
Republic of Korea - 0.4%
Hyundai Motor Co.	—	—
1st Preference Shares 0.00%,	302	39,284
2nd Preference Shares 0.00%,	202	27,156
Samsung Electronics Co. Ltd. - Preference Shares 0.00%,	3,089	119,967
		186,407
TOTAL PREFERRED STOCKS (Cost $706,928)		1,076,441
	Units
SHORT-TERM INVESTMENTS - 4.8%
Investments Purchased with Proceeds from Securities Lending - 4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(f)	2,157,546	2,157,546

	Shares	Value
Money Market Funds - 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%(f)	284,900	$284,900
TOTAL SHORT-TERM INVESTMENTS (Cost $2,442,446)		2,442,446
TOTAL INVESTMENTS - 105.5% (Cost $37,351,329)		$53,510,223
Liabilities in Excess of Other Assets - (5.5)%		(2,782,673)
TOTAL NET ASSETS - 100.0%		$50,727,550

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,878 or 0.1% of net assets as of September 30, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,965,797 or 3.9% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $2,085,746 which represented 4.1% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

GuideMark Emerging Markets Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Sector Classification as of September 30, 2024
(% of Net Assets)

Information Technology	$11,540,261	22.8%
Financials	10,469,442	20.8
Consumer Discretionary	6,533,641	12.8
Consumer Staples	3,938,304	7.7
Communication Services	3,815,924	7.8
Industrials	3,329,951	6.3
Energy	3,315,840	6.7
Materials	2,282,072	4.3
Health Care	1,805,057	3.7
Utilities	1,134,601	2.1
Real Estate	532,068	1.0
Investments Purchased with Proceeds from Securities Lending	2,157,546	4.2
Money Market Funds	284,900	0.6
Liabilities in Excess of Other Assets	(412,057)	(0.8)
	50,727,550	100.0%

The accompanying notes are an integral part of these financial statements.

16

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.2%
Aerospace & Defense - 1.1%
AAR Corp.(a)	721	$47,125
AeroVironment, Inc.(a)	173	34,686
BWX Technologies, Inc.	453	49,241
Byrna Technologies, Inc.(a)	1,949	33,075
Curtiss-Wright Corp.	526	172,891
Ducommun, Inc.(a)	684	45,028
Hexcel Corp.	647	40,004
Huntington Ingalls Industries, Inc.(b)	485	128,224
Kratos Defense & Security Solutions, Inc.(a)	1,025	23,882
Leonardo DRS, Inc.(a)	690	19,472
Moog, Inc. - Class A	426	86,061
Spirit AeroSystems Holdings, Inc. - Class A(a)	589	19,148
Textron, Inc.	2,566	227,296
V2X, Inc.(a)	1,164	65,021
Woodward Governor Co.	325	55,741
		1,046,895
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	752	82,998
GXO Logistics, Inc.(a)	991	51,602
Hub Group, Inc. - Class A	1,700	77,265
Radiant Logistics, Inc.(a)	8,035	51,665
		263,530
Automobile Components - 0.8%
Adient PLC(a)	1,357	30,627
American Axle & Manufacturing Holdings, Inc.(a)	3,589	22,180
BorgWarner, Inc.	2,580	93,628
Dorman Products, Inc.(a)	368	41,628
Fox Factory Holding Corp.(a)	381	15,812
Gentex Corp.(b)	2,920	86,695
Goodyear Tire & Rubber Co.(a)	3,473	30,736
LCI Industries	424	51,109
Lear Corp.	513	55,994
Modine Manufacturing Co.(a)	1,213	161,074
Patrick Industries, Inc.	614	87,415
Phinia, Inc.	804	37,008
Standard Motor Products, Inc.	894	29,681
Visteon Corp.(a)	147	14,000
XPEL, Inc.(a)	1,380	59,851
		817,438
Automobiles - 0.2%
Harley-Davidson, Inc.(b)	1,411	54,366
Rivian Automotive, Inc. - Class A(a)(b)	3,050	34,221
Thor Industries, Inc.	722	79,341
Winnebago Industries, Inc.(b)	674	39,166
		207,094
Banks - 5.2%
Amerant Bancorp, Inc.	624	13,335
Ameris Bancorp	936	58,397

	Shares	Value
Associated Banc-Corp.	1,965	$42,326
Atlantic Union Bankshares Corp.	478	18,006
Axos Financial, Inc.(a)	1,072	67,407
BancFirst Corp.	195	20,524
Bancorp, Inc.(a)(b)	1,688	90,308
Bank of Hawaii Corp.	590	37,034
Bank of NT Butterfield & Son Ltd.	1,361	50,194
Bank OZK(b)	1,563	67,193
Bank7 Corp.	832	31,175
BankUnited, Inc.	1,306	47,591
Bankwell Financial Group, Inc.	534	15,993
BCB Bancorp, Inc.	1,794	22,138
Berkshire Hills Bancorp, Inc.	840	22,621
BOK Financial Corp.	303	31,700
Bridgewater Bancshares, Inc.(a)	1,227	17,387
Brookline Bancorp, Inc.	2,158	21,774
Burke & Herbert Financial Services Corp.	194	11,832
Cadence Bank	1,596	50,833
Camden National Corp.	481	19,875
Capital Bancorp, Inc.	1,195	30,723
Cathay General Bancorp	1,302	55,921
Central Pacific Financial Corp.	815	24,051
City Holding Co.	340	39,913
Civista Bancshares, Inc.	933	16,626
CNB Financial Corp.	890	21,413
Coastal Financial Corp.(a)	274	14,793
Columbia Banking System, Inc.	2,756	71,959
Comerica, Inc.	2,369	141,927
Commerce Bancshares, Inc.	1,329	78,943
Community Financial System, Inc.	304	17,653
ConnectOne Bancorp, Inc.	1,094	27,405
Cullen Frost Bankers, Inc.	505	56,489
Customers Bancorp, Inc.(a)	1,692	78,593
CVB Financial Corp.	1,295	23,077
Dime Community Bancshares, Inc.	988	28,454
East West Bancorp, Inc.	2,505	207,264
Enterprise Bancorp, Inc.	417	13,327
Enterprise Financial Services Corp.	442	22,657
Esquire Financial Holdings, Inc.	421	27,453
Financial Institutions, Inc.	926	23,585
First BanCorp	5,140	108,814
First Bank	1,600	24,320
First Commonwealth Financial Corp.	1,630	27,954
First Community Bankshares, Inc.	676	29,169
First Financial Bancorp	1,047	26,416
First Financial Bankshares, Inc.	1,365	50,519
First Financial Corp.	560	24,556
First Hawaiian, Inc.	1,154	26,715
First Horizon Corp.	7,152	111,071
First Interstate BancSystem, Inc. - Class A	675	20,709
First Merchants Corp.	564	20,981
Flushing Financial Corp.	1,039	15,149

The accompanying notes are an integral part of these financial statements.

17

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
FNB Corp.	4,037	$56,962
Fulton Financial Corp.	1,737	31,492
German American Bancorp, Inc.	571	22,126
Glacier Bancorp, Inc.	476	21,753
Hancock Whitney Corp.	1,098	56,185
Hanmi Financial Corp.	1,598	29,723
HBT Financial, Inc.	523	11,443
Heartland Financial U.S.A., Inc.	682	38,669
Hilltop Holdings, Inc.	330	10,613
Home Bancorp, Inc.	615	27,417
Home BancShares, Inc.	797	21,591
HomeTrust Bancshares, Inc.	706	24,060
Hope Bancorp, Inc.	3,023	37,969
Independent Bank Corp.	1,688	56,295
Independent Bank Corp.	231	13,659
International Bancshares Corp.	995	59,491
Lakeland Financial Corp.	416	27,090
Live Oak Bancshares, Inc.	592	28,043
Mercantile Bank Corp.	1,080	47,218
Metrocity Bankshares, Inc.	1,049	32,120
Metropolitan Bank Holding Corp.(a)	348	18,298
Mid Penn Bancorp, Inc.	822	24,520
Midland States Bancorp, Inc.	913	20,433
MidWestOne Financial Group, Inc.	488	13,923
Oak Valley Bancorp	1,158	30,768
OceanFirst Financial Corp.	1,196	22,234
OFG Bancorp	1,437	64,550
Old National Bancorp	2,825	52,714
Old Second Bancorp, Inc.	1,813	28,265
Origin Bancorp, Inc.	432	13,893
Orrstown Financial Services, Inc.	1,032	37,111
Park National Corp.	154	25,869
Pathward Financial, Inc.	810	53,468
Peapack-Gladstone Financial Corp.	671	18,392
Pinnacle Financial Partners, Inc.	874	85,626
Plumas Bancorp	546	22,266
Popular, Inc.	1,070	107,289
Preferred Bank	551	44,218
Premier Financial Corp.	738	17,328
Prosperity Bancshares, Inc.	573	41,296
Provident Financial Services, Inc.	674	12,509
QCR Holdings, Inc.	586	43,382
RBB Bancorp	1,313	30,225
Republic Bancorp, Inc. - Class A	435	28,405
S&T Bancorp, Inc.	548	23,000
Sandy Spring Bancorp, Inc.	695	21,802
ServisFirst Bancshares, Inc.	985	79,243
Simmons First National Corp. - Class A	1,182	25,460
South Plains Financial, Inc.	1,398	47,420
Southern Missouri Bancorp, Inc.	411	23,217
Southside Bancshares, Inc.	547	18,286
SouthState Corp.(b)	802	77,938

	Shares	Value
Stock Yards Bancorp, Inc.	322	$19,961
Synovus Financial Corp.	2,108	93,743
Texas Capital Bancshares, Inc.(a)	338	24,153
Third Coast Bancshares, Inc.(a)	879	23,531
Triumph Financial, Inc.(a)	340	27,044
Trustmark Corp.	507	16,133
UMB Financial Corp.	781	82,091
United Bankshares, Inc.	866	32,129
Univest Financial Corp.	1,050	29,547
Valley National Bancorp(b)	3,943	35,724
Veritex Holdings, Inc.	909	23,925
WaFd, Inc.	595	20,736
Washington Trust Bancorp, Inc.	527	16,975
Webster Financial Corp.	1,620	75,508
WesBanco, Inc.	600	17,868
Westamerica BanCorp	679	33,556
Western Alliance Bancorp	2,094	181,110
Wintrust Financial Corp.	1,037	112,546
WSFS Financial Corp.	448	22,843
Zions Bancorp NA	2,598	122,678
		5,105,310
Beverages - 0.5%
Boston Beer Co., Inc. - Class A(a)	171	49,443
Celsius Holdings, Inc.(a)	2,070	64,915
Coca-Cola Consolidated, Inc.	184	242,217
National Beverage Corp.	1,321	62,008
Primo Water Corp.	3,800	95,950
		514,533
Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc.(a)	3,712	57,091
ADMA Biologics, Inc.(a)	2,095	41,879
Aduro Biotech, Inc.(a)(c)	1,181	0
Akebia Therapeutics, Inc.(a)	27,924	36,860
Alkermes PLC(a)	5,802	162,398
Amicus Therapeutics, Inc.(a)	2,504	26,743
Anika Therapeutics, Inc.(a)	1,594	39,372
Arcellx, Inc.(a)	229	19,124
Avidity Biosciences, Inc.(a)	448	20,577
Avita Medical, Inc.(a)	3,347	35,880
BioCryst Pharmaceuticals, Inc.(a)	5,551	42,188
Biohaven Ltd.(a)	532	26,584
Blueprint Medicines Corp.(a)	237	21,922
CareDx, Inc.(a)	4,991	155,844
Catalyst Pharmaceuticals, Inc.(a)	10,217	203,114
CervoMed, Inc.(a)	1,070	15,622
Crinetics Pharmaceuticals, Inc.(a)	402	20,542
Dynavax Technologies Corp.(a)(b)	2,049	22,826
Dyne Therapeutics, Inc.(a)	522	18,750
Entrada Therapeutics, Inc.(a)	2,206	35,252
Exact Sciences Corp.(a)	1,576	107,357
Exelixis, Inc.(a)	8,793	228,178
Fennec Pharmaceuticals, Inc.(a)	3,124	15,620
Halozyme Therapeutics, Inc.(a)	934	53,462

The accompanying notes are an integral part of these financial statements.

18

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Ideaya Biosciences, Inc.(a)	515	$16,315
Insmed, Inc.(a)	724	52,852
Ionis Pharmaceuticals, Inc.(a)	470	18,828
Ironwood Pharmaceuticals, Inc.(a)	11,280	46,474
Kiniksa Pharmaceuticals International PLC(a)	1,118	27,939
Krystal Biotech, Inc.(a)	167	30,399
Kymera Therapeutics, Inc.(a)	394	18,648
MacroGenics, Inc.(a)	6,156	20,253
Madrigal Pharmaceuticals, Inc.(a)	66	14,006
MiMedx Group, Inc.(a)	12,644	74,726
Myriad Genetics, Inc.(a)	1,419	38,866
Natera, Inc.(a)	1,261	160,084
Neurocrine Biosciences, Inc.(a)	921	106,118
Nuvalent, Inc. - Class A(a)	193	19,744
Organogenesis Holdings, Inc.(a)	38,941	111,371
Protagonist Therapeutics, Inc.(a)	318	14,310
PTC Therapeutics, Inc.(a)	1,676	62,180
Puma Biotechnology, Inc.(a)	32,500	82,875
Radius Health, Inc. CVR(a)(c)	6,802	544
REVOLUTION Medicines, Inc.(a)	715	32,425
Rhythm Pharmaceuticals, Inc.(a)	386	20,223
Roivant Sciences Ltd.(a)	2,110	24,349
Sarepta Therapeutics, Inc.(a)	924	115,398
TG Therapeutics, Inc.(a)(b)	2,291	53,586
Twist Bioscience Corp.(a)	378	17,078
Ultragenyx Pharmaceutical, Inc.(a)	342	18,998
United Therapeutics Corp.(a)	891	319,290
Vanda Pharmaceuticals, Inc.(a)	9,040	42,398
Vaxcyte, Inc.(a)	588	67,191
Vericel Corp.(a)(b)	2,457	103,808
Viking Therapeutics, Inc.(a)	864	54,700
Voyager Therapeutics, Inc.(a)	3,338	19,527
Y-mAbs Therapeutics, Inc.(a)	4,799	63,107
		3,275,795
Broadline Retail - 0.6%
Dillard’s, Inc. - Class A(b)	390	149,639
Etsy, Inc.(a)(b)	1,136	63,082
Groupon, Inc.(a)(b)	2,390	23,374
Kohl’s Corp.(b)	3,787	79,906
Macy’s, Inc.	8,172	128,219
Nordstrom, Inc.	3,259	73,295
Ollie’s Bargain Outlet Holdings, Inc.(a)	739	71,831
Savers Value Village, Inc.(a)(b)	2,243	23,596
		612,942
Building Products - 2.8%
A O Smith Corp.(b)	2,043	183,523
AAON, Inc.	907	97,811
Advanced Drainage Systems, Inc.	1,137	178,691
Allegion PLC	1,101	160,460
American Woodmark Corp.(a)	936	87,469

	Shares	Value
Apogee Enterprises, Inc.	1,381	$96,691
Armstrong World Industries, Inc.	382	50,206
AZEK Co., Inc.(a)	686	32,105
AZZ, Inc.	873	72,118
CSW Industrials, Inc.	224	82,071
Fortune Brands Innovations, Inc.	2,177	194,907
Gibraltar Industries, Inc.(a)	867	60,629
Griffon Corp.	1,583	110,810
Hayward Holdings, Inc.(a)(b)	1,750	26,845
Insteel Industries, Inc.	986	30,655
Janus International Group, Inc.(a)	2,042	20,645
JELD-WEN Holding, Inc.(a)	2,275	35,968
Lennox International, Inc.	473	285,829
Masterbrand, Inc.(a)	2,034	37,710
Owens Corning, Inc.	1,547	273,076
Quanex Building Products Corp.	2,745	76,174
Resideo Technologies, Inc.(a)	2,869	57,782
Simpson Manufacturing Co., Inc.	865	165,448
Trex Co., Inc.(a)	1,851	123,240
UFP Industries, Inc.	1,668	218,858
Zurn Elkay Water Solutions Corp.	689	24,763
		2,784,484
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	895	159,131
Artisan Partners Asset Management, Inc. - Class A(b)	1,629	70,568
BGC Group, Inc. - Class A	3,186	29,247
Carlyle Group, Inc.(b)	1,785	76,862
Cohen & Steers, Inc.	1,025	98,349
Diamond Hill Investment Group, Inc.	334	53,978
Donnelley Financial Solutions, Inc.(a)	1,821	119,876
Evercore, Inc. - Class A	866	219,392
FactSet Research Systems, Inc.	521	239,582
Hamilton Lane, Inc. - Class A	859	144,647
Houlihan Lokey, Inc.	1,127	178,089
Invesco Ltd.	3,468	60,898
Janus Henderson Group PLC	2,781	105,873
Jefferies Financial Group, Inc.(b)	3,144	193,513
Lazard, Inc.	673	33,906
MarketAxess Holdings, Inc.	474	121,439
Moelis & Co. - Class A	861	58,987
Morningstar, Inc.	268	85,524
Piper Sandler Cos.	280	79,467
PJT Partners, Inc. - Class A	1,011	134,807
Robinhood Markets, Inc. - Class A(a)	6,784	158,881
SEI Investments Co.	1,754	121,359
Silvercrest Asset Management Group, Inc. - Class A	1,047	18,050
StepStone Group, Inc. - Class A	810	46,032
Stifel Financial Corp.	2,110	198,129
StoneX Group, Inc.(a)	1,242	101,695
TPG, Inc.	926	53,301
Victory Capital Holdings, Inc. - Class A	389	21,551
Virtu Financial, Inc. - Class A	3,300	100,518

The accompanying notes are an integral part of these financial statements.

19

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
Virtus Investment Partners, Inc.	293	$61,369
WisdomTree, Inc.(b)	5,681	56,753
XP, Inc. - Class A	2,169	38,912
		3,240,685
Chemicals - 1.1%
AdvanSix, Inc.	586	17,803
Ashland, Inc.	201	17,481
Avient Corp.	389	19,575
Axalta Coating Systems, Ltd.(a)	2,211	80,016
Balchem Corp.	120	21,120
Cabot Corp.	668	74,662
Core Molding Technologies, Inc.(a)	1,188	20,445
Element Solutions, Inc.	3,196	86,803
H.B. Fuller Co.	580	46,040
Hawkins, Inc.	948	120,842
Huntsman Corp.	751	18,174
Ingevity Corp.(a)	461	17,979
Innospec, Inc.	464	52,474
Koppers Holdings, Inc.	1,084	39,599
Minerals Technologies, Inc.	460	35,526
Mosaic Co.	2,022	54,149
NewMarket Corp.	81	44,703
Olin Corp.	1,904	91,354
Orion SA	746	13,286
RPM International, Inc.	1,873	226,633
Valhi, Inc.	612	20,422
		1,119,086
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	1,020	53,815
ACCO Brands Corp.	4,135	22,618
ACV Auctions, Inc. - Class A(a)	1,161	23,603
BrightView Holdings, Inc.(a)	3,125	49,187
Brink's Co.	720	83,261
Casella Waste Systems, Inc. - Class A(a)	255	25,370
Cimpress PLC(a)	1,217	99,697
Clean Harbors, Inc.(a)	670	161,946
Deluxe Corp.	2,045	39,857
HNI Corp.	2,111	113,656
Interface, Inc.	3,635	68,956
Liquidity Services, Inc.(a)	1,558	35,522
Matthews International Corp. - Class A	1,233	28,606
MillerKnoll, Inc.	2,624	64,970
MSA Safety, Inc.	476	84,414
NL Industries, Inc.	3,927	29,178
Steelcase, Inc. - Class A	3,670	49,508
Tetra Tech, Inc.	1,230	58,007
UniFirst Corp.	213	42,312
Vestis Corp.	1,133	16,882
Virco Mfg. Corp.	2,592	35,796
VSE Corp.	453	37,477
		1,224,638

	Shares	Value
Communications Equipment - 1.1%
Aviat Networks, Inc.(a)	922	$19,943
Calix, Inc.(a)	1,989	77,153
Ciena Corp.(a)	1,723	106,120
Digi International, Inc.(a)	1,468	40,414
Extreme Networks, Inc.(a)	7,840	117,835
F5, Inc.(a)	996	219,319
Harmonic, Inc.(a)	3,420	49,829
Infinera Corp.(a)	4,509	30,436
Juniper Networks, Inc.	5,564	216,885
NETGEAR, Inc.(a)	1,293	25,938
NetScout Systems, Inc.(a)	1,332	28,971
Ribbon Communications, Inc.(a)	14,036	45,617
Ubiquiti, Inc.	189	41,905
Viavi Solutions, Inc.(a)	2,605	23,497
		1,043,862
Construction & Engineering - 2.2%
AECOM(b)	1,506	155,525
API Group Corp.(a)	3,348	110,551
Arcosa, Inc.	718	68,038
Bowman Consulting Group Ltd.(a)	1,209	29,113
Comfort Systems USA, Inc.	593	231,477
Concrete Pumping Holdings, Inc.(a)	2,539	14,701
Construction Partners, Inc. - Class A(a)	345	24,081
Dycom Industries, Inc.(a)	210	41,391
EMCOR Group, Inc.	955	411,156
Fluor Corp.(a)	1,310	62,500
Granite Construction, Inc.	629	49,867
IES Holdings, Inc.(a)	1,074	214,392
MasTec, Inc.(a)	722	88,878
MDU Resources Group, Inc.	753	20,640
MYR Group, Inc.(a)(b)	262	26,784
Northwest Pipe Co.(a)	1,083	48,876
Primoris Services Corp.	1,601	92,986
Sterling Infrastructure, Inc.(a)	824	119,496
Tutor Perini Corp.(a)	5,099	138,489
Valmont Industries, Inc.	379	109,891
WillScot Holdings Corp.(a)	1,689	63,506
		2,122,338
Construction Materials - 0.3%
Eagle Materials, Inc.	526	151,304
Knife River Corp.(a)	596	53,276
Summit Materials, Inc. - Class A(a)	1,631	63,658
United States Lime & Minerals, Inc.	675	65,921
		334,159
Consumer Finance - 1.4%
Ally Financial, Inc.	3,264	116,166
Atlanticus Holdings Corp.(a)	2,036	71,423
Bread Financial Holdings, Inc.	1,847	87,880
Consumer Portfolio Services, Inc.(a)	3,704	34,743
Credit Acceptance Corp.(a)	185	82,033
Enova International, Inc.(a)	2,599	217,770
FirstCash Holdings, Inc.	501	57,515

The accompanying notes are an integral part of these financial statements.

20

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Finance - (Continued)
LendingClub Corp.(a)	3,767	$43,057
Medallion Financial Corp.	2,302	18,738
Navient Corp.	4,676	72,899
Nelnet, Inc. - Class A	475	53,808
OneMain Holdings, Inc.	3,056	143,846
OppFi, Inc.	12,418	58,737
PROG Holdings, Inc.	2,126	103,090
Regional Management Corp.	1,540	50,373
SLM Corp.	6,455	147,626
SoFi Technologies, Inc.(a)	5,782	45,446
Upstart Holdings, Inc.(a)(b)	454	18,165
		1,423,315
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos., Inc. - Class A	5,285	97,667
Andersons, Inc.	1,011	50,692
BJ’s Wholesale Club Holdings, Inc.(a)	2,977	245,543
Casey’s General Stores, Inc.	826	310,336
Chefs’ Warehouse, Inc.(a)	1,091	45,833
Grocery Outlet Holding Corp.(a)	1,608	28,220
HF Foods Group, Inc.(a)	4,122	14,716
Ingles Markets, Inc. - Class A	1,257	93,772
Maplebear, Inc.(a)	828	33,733
Natural Grocers by Vitamin Cottage, Inc.	3,381	100,382
Performance Food Group Co.(a)	3,422	268,182
PriceSmart, Inc.	513	47,083
SpartanNash Co.	3,427	76,799
Sprouts Farmers Market, Inc.(a)(b)	2,810	310,252
United Natural Foods, Inc.(a)	3,654	61,460
US Foods Holding Corp.(a)	4,393	270,169
Village Super Market, Inc. - Class A	2,516	79,984
Weis Markets, Inc.	1,221	84,164
		2,218,987
Containers & Packaging - 1.2%
AptarGroup, Inc.	456	73,047
Ardagh Group SA(a)(c)	1,281	0
Avery Dennison Corp.	1,106	244,160
Berry Global Group, Inc.	1,520	103,330
Crown Holdings, Inc.	554	53,117
Graphic Packaging Holding Co.	3,057	90,457
Greif, Inc. - Class A	696	43,611
Greif, Inc. - Class B	436	30,446
Myers Industries, Inc.	2,215	30,611
O-I Glass, Inc.(a)	1,972	25,873
Packaging Corp. of America	1,112	239,525
Smurfit WestRock PLC	3,494	172,673
Sonoco Products Co.	706	38,569
TriMas Corp.	489	12,484
		1,157,903

	Shares	Value
Distributors - 0.2%
Pool Corp.(b)	540	$203,472
Weyco Group, Inc.	1,087	37,001
		240,473
Diversfied Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow(a)(c)	593	536
Diversified Consumer Services - 1.6%
ADT, Inc.(b)	6,829	49,374
Adtalem Global Education, Inc.(a)	1,613	121,749
American Public Education, Inc.(a)	3,183	46,949
Bright Horizons Family Solutions, Inc.(a)	231	32,370
Carriage Services, Inc.	1,047	34,373
Chegg, Inc.(a)	12,382	21,916
Duolingo, Inc.(a)	207	58,378
Frontdoor, Inc.(a)	2,598	124,678
Graham Holdings Co. - Class B	112	92,033
Grand Canyon Education, Inc.(a)	840	119,154
H&R Block, Inc.	3,807	241,935
Laureate Education, Inc.	1,486	24,683
Lincoln Educational Services Corp.(a)	6,026	71,950
Nerdy, Inc.(a)	21,216	20,857
Perdoceo Education Corp.	7,924	176,230
Service Corp. International/US	606	47,832
Strategic Education, Inc.	342	31,652
Stride, Inc.(a)(b)	2,317	197,663
Udemy, Inc.(a)	4,685	34,856
Universal Technical Institute, Inc.(a)	1,152	18,732
		1,567,364
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc.(a)	1,173	41,677
IDT Corp. - Class B	3,283	125,312
Liberty Latin America Ltd. - Class A(a)	4,323	41,414
Liberty Latin America Ltd. - Class C(a)	3,777	35,844
Lumen Technologies, Inc.(a)	4,748	33,711
		277,958
Electric Utilities - 0.5%
ALLETE, Inc.	583	37,423
Genie Energy Ltd. - Class B	2,991	48,604
Hawaiian Electric Industries, Inc.(a)	4,501	43,570
NRG Energy, Inc.	2,640	240,504
OGE Energy Corp.	764	31,339
Otter Tail Corp.	685	53,540
Pinnacle West Capital Corp.	450	39,865
		494,845
Electrical Equipment - 1.3%
Acuity Brands, Inc.	856	235,734
Allient, Inc.	1,116	21,193
Array Technologies, Inc.(a)	1,857	12,256
Atkore, Inc.	1,142	96,773
EnerSys	734	74,905
Enovix Corp.(a)	1,477	13,795

The accompanying notes are an integral part of these financial statements.

21

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - (Continued)
Generac Holdings, Inc.(a)	365	$57,991
LSI Industries, Inc.	4,811	77,697
NEXTracker, Inc. - Class A(a)	688	25,786
nVent Electric PLC	2,018	141,785
Powell Industries, Inc.	513	113,881
Preformed Line Products Co.	838	107,331
Regal Rexnord Corp.	849	140,832
Sensata Technologies Holding PLC	1,250	44,825
Thermon Group Holdings, Inc.(a)	2,001	59,710
Vicor Corp.(a)	849	35,743
		1,260,237
Electronic Equipment, Instruments & Components - 2.2%
Arlo Technologies, Inc.(a)	3,654	44,250
Arrow Electronics, Inc.(a)	844	112,109
Avnet, Inc.	1,446	78,532
Badger Meter, Inc.	525	114,665
Belden, Inc.	1,016	119,004
Benchmark Electronics, Inc.	1,066	47,245
Cognex Corp.	1,175	47,587
Coherent Corp.(a)(b)	1,435	127,586
Crane NXT Co.	530	29,733
CTS Corp.	365	17,659
ePlus, Inc.(a)	896	88,113
Fabrinet(a)	284	67,149
FARO Technologies, Inc.(a)	694	13,283
Insight Enterprises, Inc.(a)	784	168,866
Iteris, Inc.(a)	7,175	51,230
Itron, Inc.(a)	409	43,685
Jabil, Inc.	1,415	169,559
Knowles Corp.(a)	2,685	48,411
Littelfuse, Inc.	216	57,294
Napco Security Technologies, Inc.	2,553	103,294
Novanta, Inc.(a)	325	58,149
OSI Systems, Inc.(a)	231	35,073
PC Connection, Inc.	1,217	91,798
Plexus Corp.(a)	272	37,185
Sanmina Corp.(a)	883	60,441
ScanSource, Inc.(a)	1,282	61,574
TD SYNNEX Corp.	807	96,905
TTM Technologies, Inc.(a)	2,736	49,932
Vishay Intertechnology, Inc.(b)	627	11,857
Vontier Corp.	2,979	100,511
		2,152,679
Energy Equipment & Services - 0.9%
Archrock, Inc.	2,606	52,745
ChampionX Corp.	2,060	62,109
DMC Global, Inc.(a)	1,306	16,952
Helix Energy Solutions Group, Inc.(a)	6,932	76,945
Helmerich & Payne, Inc.	736	22,389
Liberty Energy, Inc.(b)	3,150	60,133

	Shares	Value
Nabors Industries Ltd.(a)	346	$22,307
Newpark Resources, Inc.(a)	7,381	51,150
Noble Corp. PLC(b)	990	35,779
NOV, Inc.	1,001	15,986
Oceaneering International, Inc.(a)	1,668	41,483
Oil States International, Inc.(a)	4,821	22,177
Patterson-UTI Energy, Inc.	3,092	23,654
ProPetro Holding Corp.(a)(b)	4,112	31,498
RPC, Inc.(b)	5,324	33,861
Seadrill Ltd.(a)	368	14,624
TechnipFMC PLC	4,446	116,618
TETRA Technologies, Inc.(a)	9,166	28,415
Tidewater, Inc.(a)	440	31,588
Valaris Ltd.(a)	597	33,283
Weatherford International PLC	822	69,804
		863,500
Entertainment - 0.3%
Cinemark Holdings, Inc.(a)	713	19,850
LiveOne, Inc.(a)	12,508	11,868
Marcus Corp.	2,888	43,522
Playstudios, Inc.(a)	19,324	29,179
Playtika Holding Corp.	5,451	43,172
Roku, Inc.(a)	679	50,694
TKO Group Holdings, Inc.(a)	550	68,040
Vivid Seats, Inc. - Class A(a)(b)	3,235	11,970
		278,295
Financial Services - 3.2%
Affirm Holdings, Inc.(a)	1,067	43,555
Alerus Financial Corp.	1,609	36,814
Banco Latinoamericano de Comercio Exterior SA	2,010	65,305
Cass Information Systems, Inc.	866	35,922
Corebridge Financial, Inc.	4,734	138,043
Enact Holdings, Inc.	1,805	65,576
Equitable Holdings, Inc.	6,371	267,773
Essent Group Ltd.	2,098	134,880
Euronet Worldwide, Inc.(a)	826	81,964
EVERTEC, Inc.	1,334	45,209
Federal Agricultural Mortgage Corp. - Class C	586	109,822
International Money Express, Inc.(a)	2,102	38,866
Jack Henry & Associates, Inc.	1,025	180,953
Jackson Financial, Inc. - Class A	2,576	235,008
Merchants Bancorp	2,008	90,280
MGIC Investment Corp.	7,781	199,194
Mr Cooper Group, Inc.(a)	2,350	216,623
NCR Atleos Corp.(a)	1,734	49,471
NMI Holdings, Inc.(a)	2,749	113,231
Paysign, Inc.(a)	7,030	25,800
PennyMac Financial Services, Inc.	780	88,897
Radian Group, Inc.	4,194	145,490
Sezzle, Inc.(a)	312	53,224
Shift4 Payments, Inc. - Class A(a)(b)	608	53,869

The accompanying notes are an integral part of these financial statements.

22

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - (Continued)
StoneCo Ltd. - Class A(a)	3,473	$39,106
Toast, Inc. - Class A(a)	3,773	106,814
UWM Holdings Corp.	5,217	44,449
Velocity Financial, Inc.(a)	2,069	40,573
Voya Financial, Inc.	2,295	181,810
Walker & Dunlop, Inc.	458	52,024
Waterstone Financial, Inc.	1,034	15,200
Western Union Co.	7,409	88,389
WEX, Inc.(a)(b)	422	88,506
		3,172,640
Food Products - 1.0%
Cal-Maine Foods, Inc.	1,132	84,719
Darling International, Inc.(a)	1,901	70,641
Flowers Foods, Inc.	3,981	91,842
Fresh Del Monte Produce, Inc.	1,579	46,644
Freshpet, Inc.(a)	267	36,517
Ingredion, Inc.	813	111,731
J&J Snack Foods Corp.	160	27,539
John B. Sanfilippo & Son, Inc.	383	36,121
Lancaster Colony Corp.	231	40,788
Lifeway Foods, Inc.(a)	2,258	58,527
Mama’s Creations, Inc.(a)	4,285	31,280
Pilgrim’s Pride Corp.(a)(b)	938	43,195
Post Holdings, Inc.(a)	749	86,697
Seaboard Corp.	8	25,096
Simply Good Foods Co.(a)	929	32,301
TreeHouse Foods, Inc.(a)	488	20,486
Vital Farms, Inc.(a)	2,978	104,438
WK Kellogg Co.	1,133	19,386
		967,948
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. - Class A	1,662	72,181
National Fuel Gas Co.	341	20,668
Southwest Gas Holdings, Inc.	986	72,727
UGI Corp.(b)	2,527	63,226
		228,802
Ground Transportation - 0.7%
ArcBest Corp.(b)	510	55,309
Knight-Swift Transportation Holdings, Inc.	877	47,314
Landstar System, Inc.	856	161,673
Lyft, Inc. - Class A(a)	2,531	32,270
PAM Transportation Services, Inc.(a)	2,085	38,572
RXO, Inc.(a)	1,484	41,552
Ryder System, Inc.	507	73,921
Saia, Inc.(a)	238	104,068
U-Haul Holding Co.	363	26,136
XPO, Inc.(a)	870	93,534
		674,349

	Shares	Value
Health Care Equipment & Supplies - 2.4%
Alphatec Holdings, Inc.(a)	3,514	$19,538
AngioDynamics, Inc.(a)	4,290	33,376
AtriCure, Inc.(a)	1,353	37,938
Avanos Medical, Inc.(a)	1,771	42,557
Axonics, Inc.(a)	216	15,034
Cerus Corp.(a)	24,366	42,397
CONMED Corp.	285	20,497
Dentsply Sirona, Inc.(b)	2,531	68,489
Embecta Corp.	3,004	42,356
Envista Holdings Corp.(a)	2,866	56,632
Glaukos Corp.(a)	340	44,295
Globus Medical, Inc. - Class A(a)	427	30,548
Haemonetics Corp.(a)	626	50,318
ICU Medical, Inc.(a)	242	44,097
Inari Medical, Inc.(a)	989	40,786
Inmode Ltd.(a)	2,669	45,240
Inogen, Inc.(a)	3,347	32,466
Inspire Medical Systems, Inc.(a)	477	100,671
Integer Holdings Corp.(a)(b)	386	50,180
Integra LifeSciences Holdings Corp.(a)	1,044	18,970
iRadimed Corp.	1,234	62,058
iRhythm Technologies, Inc.(a)	580	43,059
Lantheus Holdings, Inc.(a)(b)	1,267	139,053
LeMaitre Vascular, Inc.	1,118	103,851
LivaNova PLC(a)	512	26,900
Masimo Corp.(a)	591	78,798
Merit Medical Systems, Inc.(a)	534	52,775
Nevro Corp.(a)	2,311	12,919
Novocure Ltd.(a)	1,415	22,116
Omnicell, Inc.(a)(b)	1,461	63,700
OraSure Technologies, Inc.(a)	9,244	39,472
Orthofix Medical, Inc.(a)	3,139	49,031
Penumbra, Inc.(a)	474	92,103
PROCEPT BioRobotics Corp.(a)(b)	299	23,956
RxSight, Inc.(a)	489	24,171
Sanara Medtech, Inc.(a)	1,710	51,710
Semler Scientific, Inc.(a)	2,225	52,399
SI-BONE, Inc.(a)	2,829	39,549
STAAR Surgical Co.(a)	1,258	46,735
SurModics, Inc.(a)	1,118	43,356
Tactile Systems Technology, Inc.(a)	7,025	102,635
Tandem Diabetes Care, Inc.(a)(b)	1,260	53,437
Teleflex, Inc.	131	32,399
TransMedics Group, Inc.(a)(b)	123	19,311
UFP Technologies, Inc.(a)	264	83,609
Varex Imaging Corp.(a)	2,541	30,289
Zimvie, Inc.(a)	4,647	73,748
Zynex, Inc.(a)(b)	6,439	52,542
		2,352,066
Health Care Providers & Services - 2.8%
AdaptHealth Corp.(a)	2,968	33,331
Addus HomeCare Corp.(a)	539	71,703
AirSculpt Technologies, Inc.(a)	6,568	33,300

The accompanying notes are an integral part of these financial statements.

23

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
Amedisys, Inc.(a)	846	$81,647
AMN Healthcare Services, Inc.(a)	1,381	58,541
Astrana Health, Inc.(a)	359	20,800
Chemed Corp.	258	155,050
CorVel Corp.(a)	356	116,373
Cross Country Healthcare, Inc.(a)	5,938	79,807
DaVita, Inc.(a)(b)	1,089	178,520
Encompass Health Corp.	804	77,699
Enhabit, Inc.(a)	4,812	38,015
Fulgent Genetics, Inc.(a)	1,263	27,445
HealthEquity, Inc.(a)	553	45,263
Henry Schein, Inc.(a)	2,802	204,266
Hims & Hers Health, Inc.(a)	864	15,915
InfuSystem Holdings, Inc.(a)	5,288	35,430
Innovage Holding Corp.(a)	6,601	39,606
Joint Corp.(a)	4,771	54,580
National HealthCare Corp.	707	88,919
National Research Corp.	2,032	46,451
OPKO Health, Inc.(a)(b)	13,314	19,838
Option Care Health, Inc.(a)	2,397	75,026
Owens & Minor, Inc.(a)	5,565	87,315
Patterson Cos., Inc.(b)	2,306	50,363
Pediatrix Medical Group, Inc.(a)	5,087	58,958
Pennant Group, Inc.(a)	1,057	37,735
PetIQ, Inc.(a)	2,780	85,541
Premier, Inc. - Class A	1,671	33,420
Progyny, Inc.(a)	671	11,246
R1 RCM, Inc.(a)	958	13,575
RadNet, Inc.(a)	591	41,009
Select Medical Holdings Corp.	858	29,918
Surgery Partners, Inc.(a)(b)	926	29,854
Talkspace, Inc.(a)	13,223	27,636
Tenet Healthcare Corp.(a)	1,554	258,275
The Ensign Group, Inc.	692	99,523
Universal Health Services, Inc. - Class B	908	207,941
Viemed Healthcare, Inc.(a)	8,412	61,660
		2,731,494
Health Care Technology - 0.2%
Evolent Health, Inc. - Class A(a)	1,508	42,646
HealthStream, Inc.	1,338	38,588
LifeMD, Inc.(a)	5,445	28,532
Phreesia, Inc.(a)	2,249	51,255
Teladoc Health, Inc.(a)	7,729	70,952
		231,973
Hotels, Restaurants & Leisure - 2.0%
Aramark	1,771	68,591
Biglari Holdings, Inc. - Class B(a)	327	56,247
BJ's Restaurants, Inc.(a)	731	23,801
Boyd Gaming Corp.	1,258	81,330
Brinker International, Inc.(a)	1,010	77,295
Caesars Entertainment, Inc.(a)	1,574	65,699

	Shares	Value
Cava Group, Inc.(a)(b)	395	$48,921
Choice Hotels International, Inc.	274	35,702
Churchill Downs, Inc.	209	28,259
Dutch Bros, Inc. - Class A(a)	569	18,225
El Pollo Loco Holdings, Inc.(a)	2,515	34,456
Everi Holdings, Inc.(a)	2,832	37,213
Golden Entertainment, Inc.	429	13,638
Hilton Grand Vacations, Inc.(a)	1,145	41,586
Hyatt Hotels Corp. - Class A(b)	579	88,124
Inspired Entertainment, Inc.(a)	4,266	39,546
International Game Technology PLC	3,100	66,030
Light & Wonder, Inc.(a)	1,433	130,016
Marriott Vacations Worldwide Corp.	455	33,433
Nathan's Famous, Inc.	681	55,093
Papa John's International, Inc.	858	46,221
Penn Entertainment, Inc.(a)	2,241	42,265
Planet Fitness, Inc. - Class A(a)	461	37,442
PlayAGS, Inc.(a)	3,399	38,715
Potbelly Corp.(a)	3,546	29,574
RCI Hospitality Holdings, Inc.	466	20,760
Red Rock Resorts, Inc. - Class A	710	38,652
Rush Street Interactive, Inc.(a)	3,914	42,467
Shake Shack, Inc. - Class A(a)	185	19,094
Sweetgreen, Inc. - Class A(a)	631	22,369
Target Hospitality Corp.(a)	8,027	62,450
Texas Roadhouse, Inc.	563	99,426
Travel + Leisure Co.	790	36,403
United Parks & Resorts, Inc.(a)	777	39,316
Wingstop, Inc.	614	255,473
Wynn Resorts Ltd.	558	53,501
		1,927,333
Household Durables - 2.6%
Cavco Industries, Inc.(a)	285	122,048
Century Communities, Inc.	492	50,666
Champion Homes, Inc.(a)	1,396	132,411
Cricut, Inc. - Class A	2,995	20,755
Ethan Allen Interiors, Inc.	2,485	79,247
GoPro, Inc. - Class A(a)	19,636	26,705
Green Brick Partners, Inc.(a)	2,156	180,069
Helen of Troy, Ltd.(a)	358	22,142
Hovnanian Enterprises, Inc. - Class A(a)	444	90,740
Installed Building Products, Inc.	635	156,381
KB Home	1,178	100,943
Landsea Homes Corp.(a)	2,873	35,482
La-Z-Boy, Inc.	2,098	90,067
Lovesac Co.(a)	2,179	62,428
M/I Homes, Inc.(a)	840	143,942
Meritage Homes Corp.	530	108,687
Mohawk Industries, Inc.(a)	686	110,227
Purple Innovation, Inc.(a)	12,799	12,654
SharkNinja, Inc.	360	39,136
Sonos, Inc.(a)	3,326	40,877
Taylor Morrison Home Corp.(a)	1,544	108,481
Tempur Sealy International, Inc.	3,415	186,459

The accompanying notes are an integral part of these financial statements.

24

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Durables - (Continued)
Toll Brothers, Inc.	1,789	$276,383
TopBuild Corp.(a)	528	214,796
Tri Pointe Homes, Inc.(a)	3,387	153,465
Worthington Enterprises, Inc.	570	23,627
		2,588,818
Household Products - 0.2%
Central Garden & Pet Co.(a)	537	19,584
Central Garden & Pet Co. - Class A(a)	1,246	39,124
Energizer Holdings, Inc.	597	18,961
Spectrum Brands Holdings, Inc.	245	23,309
WD-40 Co.	438	112,952
		213,930
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. - Class A(b)	490	16,003
Clearway Energy, Inc. - Class A	803	22,861
Clearway Energy, Inc. - Class C	608	18,654
		57,518
Insurance - 3.6%
Ambac Financial Group, Inc.(a)	1,676	18,788
American Coastal Insurance Corp.(a)	2,559	28,840
American Financial Group, Inc.	1,296	174,442
AMERISAFE, Inc.	619	29,916
Assurant, Inc.	653	129,856
Assured Guaranty, Ltd.	1,300	103,376
Axis Capital Holdings Ltd.	1,392	110,817
Baldwin Insurance Group, Inc.(a)(b)	413	20,567
CNO Financial Group, Inc.	2,995	105,124
Donegal Group, Inc. - Class A	2,200	32,428
Employers Holdings, Inc.	662	31,756
Enstar Group Ltd.(a)	170	54,670
Everest Group Ltd.	667	261,351
First American Financial Corp.	1,488	98,223
Genworth Financial, Inc.(a)	11,950	81,857
Globe Life, Inc.	1,448	153,358
Goosehead Insurance, Inc. - Class A(a)(b)	435	38,846
Greenlight Capital Re Ltd. - Class A(a)	3,853	52,593
HCI Group, Inc.	301	32,225
Horace Mann Educators Corp.	402	14,050
Investors Title Co.	249	57,220
Kemper Corp.	312	19,110
Kinsale Capital Group, Inc.	376	175,054
Lincoln National Corp.	3,236	101,966
MBIA, Inc.	7,109	25,379
Mercury General Corp.	350	22,043
Old Republic International Corp.	5,023	177,915
Oscar Health, Inc. - Class A(a)	1,166	24,731
Palomar Holdings, Inc.(a)	222	21,017
Primerica, Inc.	709	187,991
ProAssurance Corp.(a)	946	14,228
Reinsurance Group of America, Inc.	908	197,826

	Shares	Value
RenaissanceRe Holdings Ltd.	897	$244,343
RLI Corp.	780	120,884
Ryan Specialty Holdings, Inc.	1,172	77,809
Safety Insurance Group, Inc.	338	27,642
Selective Insurance Group, Inc.	885	82,571
Stewart Information Services Corp.	1,050	78,477
The Hanover Insurance Group, Inc.	214	31,696
Tiptree, Inc.	2,443	47,810
United Fire Group, Inc.	757	15,844
Universal Insurance Holdings, Inc.	1,006	22,293
Unum Group	3,551	211,071
White Mountains Insurance Group Ltd.	26	44,101
		3,602,104
Interactive Media & Services - 0.7%
Cargurus, Inc.(a)	3,229	96,967
Cars.com, Inc.(a)	5,388	90,303
EverQuote, Inc. - Class A(a)	5,837	123,102
IAC, Inc.(a)	614	33,046
Match Group, Inc.(a)	2,589	97,968
MediaAlpha, Inc. - Class A(a)	1,795	32,507
Shutterstock, Inc.	931	32,930
TripAdvisor, Inc.(a)	2,363	34,240
TrueCar, Inc.(a)	18,058	62,300
Yelp, Inc.(a)	2,787	97,768
Ziff Davis, Inc.(a)	743	36,154
		737,285
IT Services - 1.2%
Amdocs Ltd.	1,967	172,073
ASGN, Inc.(a)	1,178	109,825
Backblaze, Inc. - Class A(a)	4,464	28,525
BigCommerce Holdings, Inc.(a)	3,407	19,931
Couchbase, Inc.(a)	2,156	34,755
DigitalOcean Holdings, Inc.(a)	409	16,519
DXC Technology Co.(a)	4,873	101,115
Globant SA(a)	352	69,745
Grid Dynamics Holdings, Inc.(a)	2,236	31,304
Information Services Group, Inc.	17,371	57,324
Kyndryl Holdings, Inc.(a)	3,201	73,559
Perficient, Inc.(a)	505	38,117
Rackspace Technology, Inc.(a)	28,448	69,698
Squarespace, Inc. - Class A(a)	1,732	80,417
The Hackett Group, Inc.	4,254	111,753
Thoughtworks Holding, Inc.(a)	2,770	12,243
Unisys Corp.(a)	19,576	111,192
		1,138,095
Leisure Products - 0.8%
Acushnet Holdings Corp.	1,131	72,101
Brunswick Corp.(b)	1,021	85,580
Clarus Corp.	2,541	11,434
Funko, Inc. - Class A(a)	2,813	34,375
Hasbro, Inc.	799	57,784
JAKKS Pacific, Inc.(a)	1,932	49,305
Johnson Outdoors, Inc. - Class A	509	18,426

The accompanying notes are an integral part of these financial statements.

25

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Products - (Continued)
Marine Products Corp.	3,358	$32,539
Mattel, Inc.(a)	6,336	120,701
Peloton Interactive, Inc. - Class A(a)	6,306	29,512
Polaris, Inc.	784	65,260
Smith & Wesson Brands, Inc.	3,269	42,432
Sturm Ruger & Co., Inc.	817	34,052
Vista Outdoor, Inc.(a)	2,451	96,030
YETI Holdings, Inc.(a)	1,720	70,572
		820,103
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. - Class A(a)	1,974	44,573
Azenta, Inc.(a)	544	26,351
Bio-Rad Laboratories, Inc. - Class A(a)	263	87,994
Bio-Techne Corp.	1,517	121,254
Bruker Corp.	1,583	109,322
Charles River Laboratories International, Inc.(a)	503	99,076
ChromaDex Corp.(a)	13,763	50,235
Codexis, Inc.(a)	13,400	41,272
Fortrea Holdings, Inc.(a)(b)	3,429	68,580
Harvard Bioscience, Inc.(a)	19,232	51,734
Medpace Holdings, Inc.(a)	446	148,875
Mesa Laboratories, Inc.	620	80,513
QIAGEN NV	1,715	78,153
Repligen Corp.(a)	123	18,305
		1,026,237
Machinery - 3.8%
AGCO Corp.(b)	926	90,618
Alamo Group, Inc.	225	40,529
Allison Transmission Holdings, Inc.	1,469	141,127
Astec Industries, Inc.	506	16,162
Atmus Filtration Technologies, Inc.	927	34,790
Barnes Group, Inc.	840	33,944
Blue Bird Corp.(a)	909	43,596
Chart Industries, Inc.(a)	152	18,869
Columbus McKinnon Corp.	998	35,928
Commercial Vehicle Group, Inc.(a)	4,221	13,718
Crane Co.	734	116,178
Donaldson Co., Inc.	1,863	137,303
Energy Recovery, Inc.(a)	2,190	38,084
Enerpac Tool Group Corp.	986	41,304
Enpro, Inc.	455	73,792
Esab Corp.	1,068	113,539
Federal Signal Corp.	753	70,375
Flowserve Corp.	1,122	57,996
Franklin Electric Co., Inc.	799	83,751
Gates Industrial Corp. PLC(a)	3,873	67,971
Graco, Inc.	1,747	152,880
Helios Technologies, Inc.	264	12,593
ITT, Inc.	640	95,686
Kadant, Inc.	293	99,034

	Shares	Value
Kennametal, Inc.	1,046	$27,123
Lincoln Electric Holdings, Inc.(b)	734	140,943
Lindsay Corp.	154	19,195
Manitowoc Co., Inc.(a)	2,113	20,327
Middleby Corp.(a)	514	71,513
Mueller Industries, Inc.	3,582	265,426
Mueller Water Products, Inc. - Class A(b)	1,838	39,885
Nordson Corp.	761	199,861
Omega Flex, Inc.	828	41,334
Oshkosh Corp.	318	31,867
Pentair PLC	1,428	139,644
Proto Labs, Inc.(a)	1,071	31,455
RBC Bearings, Inc.(a)	143	42,811
REV Group, Inc.	2,094	58,758
Shyft Group, Inc.	2,159	27,096
Snap-on, Inc.	955	276,673
SPX Technologies, Inc.(a)	526	83,876
Standex International Corp.	343	62,694
Tennant Co.	686	65,883
Terex Corp.	1,738	91,958
Timken Co.	970	81,761
Titan International, Inc.(a)	4,666	37,935
Toro Co.(b)	1,184	102,688
Wabash National Corp.	1,575	30,224
Watts Water Technologies, Inc. - Class A	510	105,667
		3,726,364
Marine Transportation - 0.3%
Genco Shipping & Trading Ltd.	1,304	25,428
Golden Ocean Group Ltd.	1,577	21,100
Kirby Corp.(a)	747	91,455
Matson, Inc.	927	132,209
Safe Bulkers, Inc.	7,050	36,519
		306,711
Media - 1.0%
Advantage Solutions, Inc.(a)	5,242	17,980
AMC Networks, Inc. - Class A(a)	2,001	17,389
EchoStar Corp. - Class A(a)	1,814	45,023
Entravision Communications Corp. - Class A	7,233	14,972
Gambling.com Group Ltd.(a)	2,882	28,878
Gannett Co., Inc.(a)	11,078	62,258
Gray Television, Inc.	2,271	12,173
Interpublic Group of Cos., Inc.	2,589	81,890
John Wiley & Sons, Inc. – Class A	870	41,978
New York Times Co. - Class A	2,353	130,992
News Corp. - Class A	5,686	151,418
News Corp. - Class B	2,667	74,543
Nexstar Media Group, Inc.	543	89,785
Paramount Global - Class B	2,954	31,371
Scholastic Corp.	1,467	46,959
Sinclair, Inc.	1,227	18,773

The accompanying notes are an integral part of these financial statements.

26

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - (Continued)
Sirius XM Holdings, Inc.	1	$20
TEGNA, Inc.	3,522	55,577
Thryv Holdings, Inc.(a)	2,391	41,197
		963,176
Metals & Mining - 1.5%
Alcoa Corp.	685	26,427
Alpha Metallurgical Resources, Inc.	598	141,236
Arch Resources, Inc.	377	52,086
ATI, Inc.(a)	1,039	69,520
Carpenter Technology Corp.	447	71,332
Cleveland-Cliffs, Inc.(a)	7,409	94,613
Coeur Mining, Inc.(a)	2,885	19,849
Commercial Metals Co.	1,993	109,535
Constellium SE(a)	1,797	29,219
Metallus, Inc.(a)	3,561	52,810
Olympic Steel, Inc.	2,390	93,210
Radius Recycling, Inc.	1,101	20,413
Reliance, Inc.	893	258,265
Royal Gold, Inc.	223	31,287
Ryerson Holding Corp.	4,122	82,069
SSR Mining, Inc.	5,509	31,291
SunCoke Energy, Inc.	6,980	60,586
United States Steel Corp.	3,422	120,899
Warrior Met Coal, Inc.	1,107	70,737
Worthington Steel, Inc.	570	19,386
		1,454,770
Multi-Utilities - 0.1%
Black Hills Corp.	625	38,200
NiSource, Inc.	1,998	69,231
		107,431
Oil, Gas & Consumable Fuels - 2.3%
Amplify Energy Corp.(a)	3,973	25,944
Antero Midstream Corp.	2,675	40,259
Antero Resources Corp.(a)	1,267	36,300
APA Corp.	4,787	117,090
Berry Corp.	3,275	16,833
California Resources Corp.	510	26,760
Chesapeake Energy Corp.(b)	607	49,926
Chord Energy Corp.	741	96,500
Civitas Resources, Inc.	657	33,290
CNX Resources Corp.(a)(b)	2,890	94,127
CONSOL Energy, Inc.	1,019	106,638
CVR Energy, Inc.(b)	1,014	23,352
Delek US Holdings, Inc.	1,258	23,587
DHT Holdings, Inc.	1,922	21,200
Dorian LPG, Ltd.	1,355	46,639
DT Midstream, Inc.	553	43,499
EQT Corp.	3,412	125,016
Golar LNG, Ltd.	585	21,505
Gulfport Energy Corp.(a)	337	51,005
HF Sinclair Corp.	2,157	96,137

	Shares	Value
International Seaways, Inc.	803	$41,403
Magnolia Oil & Gas Corp. - Class A	2,659	64,933
Matador Resources Co.	1,389	68,644
Murphy Oil Corp.	2,140	72,204
Northern Oil & Gas, Inc.	1,224	43,342
Ovintiv, Inc.	2,551	97,729
Par Pacific Holdings, Inc.(a)	1,042	18,339
PBF Energy, Inc. - Class A	2,526	78,180
Peabody Energy Corp.	1,963	52,098
Permian Resources Corp.	5,097	69,370
Range Resources Corp.	994	30,575
REX American Resources Corp.(a)	469	21,710
Scorpio Tankers, Inc.	746	53,190
SFL Corp. Ltd.	1,340	15,504
Sitio Royalties Corp. - Class A	575	11,983
SM Energy Co.	2,178	87,055
Southwestern Energy Co.(a)	2,316	16,467
Teekay Corp.(a)	8,927	82,128
Teekay Tankers Ltd. - Class A(a)	402	23,417
Texas Pacific Land Corp.	151	133,596
VAALCO Energy, Inc.	6,919	39,715
Viper Energy, Inc.	485	21,878
World Kinect Corp.(b)	1,496	46,241
		2,285,308
Paper & Forest Products - 0.2%
Clearwater Paper Corp.(a)	1,153	32,907
Louisiana-Pacific Corp.	955	102,624
Resolute Forest Products(a)(c)	2,770	3,933
Sylvamo Corp.	522	44,814
		184,278
Passenger Airlines - 0.1%
Alaska Air Group, Inc.(a)	570	25,770
SkyWest, Inc.(a)	750	63,765
		89,535
Personal Care Products - 0.7%
Beauty Health Co.(a)	13,442	19,357
BellRing Brands, Inc.(a)	2,756	167,344
Coty, Inc. - Class A(a)	3,902	36,640
Edgewell Personal Care Co.	994	36,122
elf Beauty, Inc.(a)(b)	1,121	122,223
Herbalife Ltd.(a)	5,057	36,360
Inter Parfums, Inc.	658	85,198
Medifast, Inc.	1,580	30,241
Nature's Sunshine Products, Inc.(a)	4,728	64,395
Nu Skin Enterprises, Inc. - Class A	2,865	21,115
The Honest Co., Inc.(a)	9,882	35,279
USANA Health Sciences, Inc.(a)	1,160	43,987
Waldencast PLC – Class A(a)(b)	4,974	18,105
		716,366
Pharmaceuticals - 2.1%
Amneal Pharmaceuticals, Inc.(a)	23,604	196,385
Amphastar Pharmaceuticals, Inc.(a)	1,769	85,850

The accompanying notes are an integral part of these financial statements.

27

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
ANI Pharmaceuticals, Inc.(a)	1,253	$74,754
Axsome Therapeutics, Inc.(a)	228	20,490
Catalent, Inc.(a)	1,067	64,628
Collegium Pharmaceutical, Inc.(a)	4,593	177,474
Corcept Therapeutics, Inc.(a)	4,377	202,568
Edgewise Therapeutics, Inc.(a)	744	19,857
Elanco Animal Health, Inc.(a)	8,582	126,070
Evolus, Inc.(a)	4,666	75,589
Harmony Biosciences Holdings, Inc.(a)(b)	3,563	142,520
Innoviva, Inc.(a)	6,648	128,373
Intra-Cellular Therapies, Inc.(a)	1,119	81,877
Jazz Pharmaceuticals PLC(a)	1,201	133,803
Ligand Pharmaceuticals, Inc.(a)	161	16,115
Organon & Co.	999	19,111
Pacira BioSciences, Inc.(a)	3,863	58,138
Perrigo Co. PLC	3,371	88,421
Phibro Animal Health Corp. - Class A	1,570	35,356
Prestige Consumer Healthcare, Inc.(a)	1,754	126,463
SIGA Technologies, Inc.	8,582	57,929
Supernus Pharmaceuticals, Inc.(a)	3,648	113,745
		2,045,516
Professional Services - 2.4%
Alight, Inc. - Class A(a)	4,212	31,169
CACI International, Inc. - Class A(a)	439	221,502
CBIZ, Inc.(a)	888	59,753
Concentrix Corp.(b)	1,007	51,609
Conduent, Inc.(a)	7,299	29,415
CRA International, Inc.	352	61,713
CSG Systems International, Inc.	1,736	84,456
ExlService Holdings, Inc.(a)	1,187	45,284
Exponent, Inc.	177	20,405
Forrester Research, Inc.(a)	1,411	25,412
Franklin Covey Co.(a)	1,236	50,837
FTI Consulting, Inc.(a)	526	119,697
Genpact, Ltd.	3,389	132,883
Huron Consulting Group, Inc.(a)	648	70,438
IBEX Holdings Ltd.(a)	3,989	79,700
ICF International, Inc.	520	86,731
Innodata, Inc.(a)	3,798	63,692
Insperity, Inc.	705	62,040
KBR, Inc.	1,478	96,262
Kelly Services, Inc. - Class A	1,821	38,988
Kforce, Inc.	1,318	80,991
Korn Ferry	850	63,954
Legalzoom.com, Inc.(a)	5,393	34,245
ManpowerGroup, Inc.	903	66,389
Maximus, Inc.	1,068	99,495
NV5 Global, Inc.(a)	500	46,740
Parsons Corp.(a)	1,112	115,292
Resources Connection, Inc.	3,696	35,851
Robert Half, Inc.	2,408	162,323

	Shares	Value
Science Applications International Corp.	578	$80,498
TriNet Group, Inc.	451	43,733
TrueBlue, Inc.(a)	3,068	24,206
Upwork, Inc.(a)	3,333	34,830
Verra Mobility Corp.(a)	2,139	59,486
Willdan Group, Inc.(a)	837	34,275
		2,414,294
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc.(a)	4,807	24,419
Compass, Inc. - Class A(a)	8,613	52,625
Cushman & Wakefield PLC(a)	4,494	61,253
eXp World Holdings, Inc.(b)	6,875	96,869
Forestar Group, Inc.(a)	327	10,585
Jones Lang LaSalle, Inc.(a)	523	141,111
Newmark Group, Inc. - Class A	1,285	19,956
Real Brokerage, Inc.(a)	8,414	46,698
Zillow Group, Inc. - Class C(a)(b)	222	14,175
		467,691
Semiconductors & Semiconductor Equipment - 1.6%
Allegro MicroSystems, Inc.(a)(b)	2,084	48,557
Amkor Technology, Inc.	3,497	107,008
Axcelis Technologies, Inc.(a)	848	88,913
CEVA, Inc.(a)	561	13,548
Cirrus Logic, Inc.(a)	1,392	172,900
Credo Technology Group Holding Ltd.(a)	1,130	34,804
FormFactor, Inc.(a)	1,162	53,452
Impinj, Inc.(a)(b)	671	145,285
Lattice Semiconductor Corp.(a)	2,076	110,173
MACOM Technology Solutions Holdings, Inc.(a)	501	55,741
MaxLinear, Inc.(a)	2,638	38,198
MKS Instruments, Inc.	578	62,834
NVE Corp.	310	24,760
Onto Innovation, Inc.(a)	453	94,025
PDF Solutions, Inc.(a)	904	28,639
Photronics, Inc.(a)	2,901	71,829
Power Integrations, Inc.(b)	603	38,664
Qorvo, Inc.(a)	805	83,156
Rambus, Inc.(a)	1,739	73,421
SMART Global Holdings, Inc.(a)	2,529	52,983
Synaptics, Inc.(a)	419	32,506
Ultra Clean Holdings, Inc.(a)	1,006	40,170
Universal Display Corp.	437	91,726
Veeco Instruments, Inc.(a)(b)	1,045	34,621
		1,597,913
Software - 6.2%
8x8, Inc.(a)	39,284	80,139
A10 Networks, Inc.	7,306	105,499
ACI Worldwide, Inc.(a)	2,080	105,872
Adeia, Inc.	6,699	79,785
Agilysys, Inc.(a)	760	82,817
Alarm.com Holdings, Inc.(a)	959	52,429

The accompanying notes are an integral part of these financial statements.

28

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Altair Engineering, Inc. - Class A(a)	1,157	$110,505
American Software, Inc. - Class A	2,127	23,801
Appfolio, Inc. - Class A(a)	601	141,475
Appian Corp. - Class A(a)	1,178	40,217
Arteris, Inc.(a)	2,607	20,126
Asana, Inc. - Class A(a)	1,874	21,720
Aspen Technology, Inc.(a)	239	57,078
AudioEye, Inc.(a)	2,019	46,134
Bentley Systems, Inc. - Class B	1,396	70,931
BILL Holdings, Inc.(a)	654	34,505
Blackbaud, Inc.(a)	909	76,974
Box, Inc. - Class A(a)	3,874	126,796
Braze, Inc. - Class A(a)	587	18,984
C3.ai, Inc. - Class A(a)(b)	1,019	24,690
CCC Intelligent Solutions Holdings, Inc.(a)	1,668	18,431
Cerence, Inc.(a)	13,178	41,511
Cleanspark, Inc.(a)	2,066	19,296
Clearwater Analytics Holdings, Inc. - Class A(a)	1,514	38,229
CommVault Systems, Inc.(a)	1,476	227,083
Confluent, Inc. - Class A(a)	1,776	36,195
Consensus Cloud Solutions, Inc.(a)	3,542	83,414
CS Disco, Inc.(a)	4,971	29,230
Dave, Inc.(a)	1,244	49,710
Digital Turbine, Inc.(a)	20,724	63,623
Dolby Laboratories, Inc. - Class A	1,199	91,759
Domo, Inc. - Class B(a)	5,093	38,248
DoubleVerify Holdings, Inc.(a)	1,295	21,808
Dropbox, Inc. - Class A(a)	6,270	159,446
Dynatrace, Inc.(a)	2,825	151,053
eGain Corp.(a)	11,137	56,799
Elastic NV(a)	890	68,316
Envestnet, Inc.(a)(b)	466	29,181
EverCommerce, Inc.(a)	3,066	31,764
Five9, Inc.(a)	421	12,095
Freshworks, Inc. - Class A(a)	1,890	21,697
Gen Digital, Inc.	5,804	159,204
Gitlab, Inc. - Class A(a)	785	40,459
Guidewire Software, Inc.(a)	483	88,360
HashiCorp, Inc. - Class A(a)	583	19,740
Informatica, Inc. - Class A(a)	1,092	27,606
InterDigital, Inc.(b)	613	86,819
LiveRamp Holdings, Inc.(a)	2,275	56,375
Manhattan Associates, Inc.(a)	1,209	340,188
MARA Holdings, Inc.(a)	1,045	16,950
Mitek Systems, Inc.(a)	4,010	34,767
N-able, Inc.(a)	2,046	26,721
NCR Voyix Corp.(a)(b)	5,448	73,929
Nutanix, Inc. - Class A(a)	3,423	202,813
OneSpan, Inc.(a)	2,932	48,876
Ooma, Inc.(a)	6,453	73,500

	Shares	Value
Pagaya Technologies Ltd. - Class A(a)(b)	2,083	$22,017
PagerDuty, Inc.(a)	1,038	19,255
Pegasystems, Inc.	1,362	99,549
Procore Technologies, Inc.(a)	1,205	74,373
Progress Software Corp.	1,970	132,719
PROS Holdings, Inc.(a)	695	12,871
Q2 Holdings, Inc.(a)	485	38,688
Qualys, Inc.(a)	683	87,738
Rapid7, Inc.(a)	1,025	40,887
Red Violet, Inc.(a)	1,974	56,160
Rimini Street, Inc.(a)	18,493	34,212
RingCentral, Inc. - Class A(a)	3,447	109,029
Sapiens International Corp. NV	1,100	40,997
SEMrush Holdings, Inc. - Class A(a)	4,580	71,952
SentinelOne, Inc. - Class A(a)	2,064	49,371
Smartsheet, Inc. - Class A(a)	2,281	126,276
SolarWinds Corp.	4,146	54,105
SoundThinking, Inc.(a)	3,738	43,323
Sprinklr, Inc. - Class A(a)	3,247	25,099
Sprout Social, Inc. - Class A(a)	1,428	41,512
SPS Commerce, Inc.(a)	662	128,541
Tenable Holdings, Inc.(a)	1,579	63,981
Teradata Corp.(a)	3,443	104,461
UiPath, Inc. - Class A(a)	3,373	43,174
Unity Software, Inc.(a)(b)	1,171	26,488
Varonis Systems, Inc.(a)	2,078	117,407
Verint Systems, Inc.(a)	2,616	66,263
Workiva, Inc.(a)	1,004	79,437
Xperi, Inc.(a)	4,734	43,742
Yext, Inc.(a)	15,627	108,139
Zeta Global Holdings Corp. - Class A(a)	7,266	216,745
Zuora, Inc. - Class A(a)	3,228	27,825
		6,112,008
Specialty Retail - 5.2%
1-800-Flowers.com, Inc. - Class A(a)(b)	6,701	53,139
Aaron’s Co., Inc.	5,419	53,919
Abercrombie & Fitch Co. - Class A(a)	1,559	218,104
Academy Sports & Outdoors, Inc.	2,579	150,510
Advance Auto Parts, Inc.(b)	795	30,997
aka Brands Holding Corp.(a)	496	11,710
American Eagle Outfitters, Inc.	4,971	111,301
Arhaus, Inc.	1,170	14,403
Asbury Automotive Group, Inc.(a)	318	75,872
AutoNation, Inc.(a)(b)	918	164,249
BARK, Inc.(a)	48,197	78,561
Bath & Body Works, Inc.	4,192	133,809
Boot Barn Holdings, Inc.(a)	837	140,013
Build-A-Bear Workshop, Inc.(b)	2,827	97,164
Caleres, Inc.	4,189	138,446
Camping World Holdings, Inc. - Class A	1,919	46,478
Carvana Co.(a)	783	136,328
Citi Trends, Inc.(a)	1,414	25,975
Designer Brands, Inc. - Class A	4,179	30,841

The accompanying notes are an integral part of these financial statements.

29

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - (Continued)
Destination XL Group, Inc.(a)	9,912	$29,141
Dick’s Sporting Goods, Inc.	1,401	292,389
EVgo, Inc.(a)(b)	11,660	48,272
Five Below, Inc.(a)	515	45,500
Floor & Decor Holdings, Inc. - Class A(a)(b)	1,440	178,805
Foot Locker, Inc.	1,866	48,217
GameStop Corp. - Class A(a)	1,847	42,352
Gap, Inc.	5,586	123,171
Genesco, Inc.(a)	1,793	48,716
Group 1 Automotive, Inc.	500	191,520
Haverty Furniture Cos., Inc.	2,397	65,846
J Jill, Inc.	1,770	43,666
Lands’ End, Inc.(a)	3,825	66,058
Leslie’s, Inc.(a)	8,848	27,960
Lithia Motors, Inc.	238	75,598
MarineMax, Inc.(a)	1,023	36,081
Monro, Inc.	794	22,915
Murphy USA, Inc.	563	277,486
National Vision Holdings, Inc.(a)	2,980	32,512
ODP Corp.(a)	2,017	60,006
Penske Automotive Group, Inc.	705	114,506
Petco Health & Wellness Co., Inc.(a)	5,493	24,993
RealReal, Inc.(a)	11,943	37,501
Revolve Group, Inc.(a)	3,524	87,325
RH(a)	241	80,598
Sally Beauty Holdings, Inc.(a)	5,338	72,437
Shoe Carnival, Inc.(b)	2,422	106,205
Signet Jewelers Ltd.	1,961	202,257
Sleep Number Corp.(a)	3,665	67,143
Sonic Automotive, Inc. - Class A	1,367	79,942
Stitch Fix, Inc. - Class A(a)	15,097	42,573
The Buckle, Inc.(b)	1,628	71,583
Tile Shop Holdings, Inc.(a)	5,677	37,411
Tilly’s, Inc. - Class A(a)	4,339	22,129
Torrid Holdings, Inc.(a)	9,247	36,341
Upbound Group, Inc.	2,702	86,437
Urban Outfitters, Inc.(a)	2,024	77,539
Valvoline, Inc.(a)(b)	440	18,414
Victoria's Secret & Co.(a)	2,718	69,853
Warby Parker, Inc. - Class A(a)	2,839	46,361
Wayfair, Inc. - Class A(a)(b)	1,526	85,731
Winmark Corp.	330	126,367
Zumiez, Inc.(a)	2,120	45,156
		5,106,832
Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group, Inc.(a)	1,798	50,038
Pure Storage, Inc. - Class A(a)	5,014	251,903
Turtle Beach Corp.(a)	2,153	33,027
Xerox Holdings Corp.(b)	2,946	30,580
		365,548

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd.(a)	2,615	$110,981
Carter’s, Inc.	737	47,890
Columbia Sportswear Co.(b)	588	48,916
Crocs, Inc.(a)	1,334	193,176
Figs, Inc. - Class A(a)	8,515	58,243
G-III Apparel Group, Ltd.(a)	2,482	75,751
Hanesbrands, Inc.(a)(b)	5,673	41,696
Kontoor Brands, Inc.	2,060	168,467
Movado Group, Inc.	1,895	35,247
Oxford Industries, Inc.	970	84,157
PVH Corp.	1,411	142,271
Ralph Lauren Corp.	996	193,094
Rocky Brands, Inc.	830	26,444
Skechers USA, Inc. - Class A(a)	2,516	168,371
Steven Madden, Ltd.	1,971	96,559
Superior Group of Cos., Inc.	961	14,886
Tapestry, Inc.	4,547	213,618
Under Armour, Inc. - Class A(a)	6,655	59,296
Under Armour, Inc. - Class C(a)	7,580	63,369
Vera Bradley, Inc.(a)	6,063	33,104
VF Corp.(b)	4,076	81,316
Wolverine World Wide, Inc.	2,333	40,641
		1,997,493
Tobacco - 0.1%
Turning Point Brands, Inc.	990	42,719
Universal Corp.	217	11,525
Vector Group, Ltd.	3,407	50,832
		105,076
Trading Companies & Distributors - 2.8%
Air Lease Corp.	397	17,980
Alta Equipment Group, Inc.	2,166	14,599
Applied Industrial Technologies, Inc.	878	195,908
Beacon Roofing Supply, Inc.(a)	1,572	135,868
BlueLinx Holdings, Inc.(a)	1,318	138,944
Boise Cascade Co.	1,662	234,309
Core & Main, Inc. - Class A(a)(b)	2,449	108,736
DNOW, Inc.(a)	6,286	81,278
DXP Enterprises, Inc.(a)	2,406	128,384
FTAI Aviation Ltd.	803	106,719
GATX Corp.	143	18,940
Global Industrial Co.	2,319	78,776
GMS, Inc.(a)(b)	2,224	201,428
H&E Equipment Services, Inc.	773	37,630
Hudson Technologies, Inc.(a)	9,305	77,604
Karat Packaging, Inc.	3,893	100,790
MRC Global, Inc.(a)	4,114	52,412
MSC Industrial Direct Co., Inc. - Class A(b)	1,485	127,799
Rush Enterprises, Inc. - Class A	2,159	114,060
Rush Enterprises, Inc. - Class B	1,334	63,965
SiteOne Landscape Supply, Inc.(a)(b)	1,014	153,023
Titan Machinery, Inc.(a)	883	12,300

The accompanying notes are an integral part of these financial statements.

30

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - (Continued)
Transcat, Inc.(a)	650	$78,500
Watsco, Inc.	519	255,286
WESCO International, Inc.	988	165,964
Xometry, Inc. - Class A(a)	1,003	18,425
		2,719,627
Wireless Telecommunication Services - 0.1%
Gogo, Inc.(a)	2,713	19,479
Telephone and Data Systems, Inc.	1,576	36,642
		56,121
TOTAL COMMON STOCKS (Cost $56,531,539)		90,941,634
REAL ESTATE INVESTMENT TRUSTS - 4.2%
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust	2,287	53,699
AGNC Investment Corp.(b)	3,982	41,652
Agree Realty Corp.	426	32,091
American Assets Trust, Inc.	677	18,089
American Homes 4 Rent - Class A	1,957	75,129
Americold Realty Trust, Inc.	1,519	42,942
Annaly Capital Management, Inc.	2,467	49,513
Apollo Commercial Real Estate Finance, Inc.	2,217	20,374
Apple Hospitality REIT, Inc.	4,194	62,281
Arbor Realty Trust, Inc.(b)	4,100	63,796
Blackstone Mortgage Trust, Inc. - Class A(b)	540	10,265
Braemar Hotels & Resorts, Inc.	15,405	47,601
Brandywine Realty Trust	7,455	40,555
Brixmor Property Group, Inc.	3,226	89,876
Broadstone Net Lease, Inc.(b)	1,219	23,100
BXP, Inc.	930	74,828
Camden Property Trust	728	89,930
CareTrust REIT, Inc.	736	22,713
CBL & Associates Properties, Inc.	1,596	40,219
Chatham Lodging Trust	4,458	37,982
Chimera Investment Corp.	1,396	22,099
City Office REIT, Inc.	6,896	40,273
COPT Defense Properties	1,579	47,891
CoreCivic, Inc.(a)	4,177	52,839
Cousins Properties, Inc.	2,150	63,382
CubeSmart	1,052	56,629
DiamondRock Hospitality Co.(b)	4,239	37,007
Diversified Healthcare Trust	9,225	38,653
Douglas Emmett, Inc.(b)	2,470	43,398
EastGroup Properties, Inc.	104	19,429
Empire State Realty Trust, Inc. - Class A	5,645	62,547
EPR Properties	1,398	68,558
Equity Commonwealth(a)	965	19,204
Equity LifeStyle Properties, Inc.	390	27,823
Essential Properties Realty Trust, Inc.(b)	674	23,017
Federal Realty Investment Trust	346	39,780

	Shares	Value
First Industrial Realty Trust, Inc.	353	$19,761
Franklin Street Properties Corp.	17,914	31,708
GEO Group, Inc.(a)	7,794	100,153
Gaming and Leisure Properties, Inc.	1,034	53,199
Gladstone Commercial Corp.	1,216	19,748
Healthcare Realty Trust, Inc.	1,670	30,311
Highwoods Properties, Inc.	1,400	46,914
Host Hotels & Resorts, Inc.(b)	8,419	148,174
Hudson Pacific Properties, Inc.	8,154	38,976
Independence Realty Trust, Inc.	1,665	34,133
Industrial Logistics Properties Trust	7,822	37,233
Innovative Industrial Properties, Inc.(b)	172	23,151
JBG SMITH Properties	1,544	26,989
Kilroy Realty Corp.(b)	1,696	65,635
Kimco Realty Corp.	4,929	114,451
Kite Realty Group Trust	1,948	51,739
Lamar Advertising Co. - Class A(b)	386	51,570
Macerich Co.	4,721	86,111
Medical Properties Trust, Inc.(b)	2,506	14,660
National Health Investors, Inc.(b)	274	23,032
National Storage Affiliates Trust	401	19,328
NET Lease Office Properties	1,391	42,592
NexPoint Residential Trust, Inc.	394	17,340
NNN REIT, Inc.	854	41,410
Omega Healthcare Investors, Inc.(b)	1,106	45,014
Orion Office REIT, Inc.	10,555	42,220
Paramount Group, Inc.	7,463	36,718
Park Hotels & Resorts, Inc.(b)	2,989	42,145
Pebblebrook Hotel Trust(b)	2,889	38,221
PennyMac Mortgage Investment Trust	1,361	19,408
Phillips Edison & Co., Inc.(b)	388	14,632
Piedmont Office Realty Trust, Inc. - Class A	4,997	50,470
Plymouth Industrial REIT, Inc.	462	10,441
Postal Realty Trust, Inc. - Class A	1,113	16,294
Ready Capital Corp.	2,811	21,448
Regency Centers Corp.	1,209	87,326
Retail Opportunity Investments Corp.	1,973	31,035
Rexford Industrial Realty, Inc.(b)	361	18,162
Rithm Capital Corp.	9,829	111,559
RLJ Lodging Trust	4,084	37,491
Ryman Hospitality Properties, Inc.	471	50,510
Sabra Health Care REIT, Inc.(b)	2,930	54,527
Service Properties Trust	8,877	40,479
SITE Centers Corp.	829	50,155
SL Green Realty Corp.(b)	439	30,559
STAG Industrial, Inc.	500	19,545
Starwood Property Trust, Inc.(b)	3,266	66,561
Summit Hotel Properties, Inc.	5,458	37,442
Sunstone Hotel Investors, Inc.	3,469	35,800
Tanger, Inc.	1,669	55,377
Terreno Realty Corp.	285	19,047
Two Harbors Investment Corp.	2,138	29,675
Uniti Group, Inc.	6,875	38,775

The accompanying notes are an integral part of these financial statements.

31

GuideMark Small/Mid Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate Investment Trusts - (Continued)
Urban Edge Properties	1,406	$30,074
Veris Residential, Inc.	1,260	22,504
Vornado Realty Trust	2,380	93,772
Whitestone REIT	3,895	52,699
Xenia Hotels & Resorts, Inc.	3,015	44,532
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,081,991)		4,132,099
INVESTMENT COMPANIES - 3.3%
International Equity Funds - 3.3%
Vanguard Extended Market ETF(b)	17,880	3,253,981
TOTAL INVESTMENT COMPANIES (Cost $2,623,025)		3,253,981
	Units
SHORT-TERM INVESTMENTS - 10.9%
Investments Purchased with Proceeds from Securities Lending - 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(e)	10,326,514	10,326,514
	Shares
Money Market Funds - 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%(e)	467,867	467,867
TOTAL SHORT-TERM INVESTMENTS (Cost $10,794,381)		10,794,381
TOTAL INVESTMENTS - 110.6% (Cost $74,030,936)		$109,122,095
Liabilities in Excess of Other Assets - (10.6)%		(10,434,616)
TOTAL NET ASSETS - 100.0%		$98,687,479

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $10,080,979 which represented 10.2% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,013 or 0.0% of net assets as of September 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

32

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Australia - 5.2%
ANZ Group Holdings Ltd.	13,846	$ 290,986
Aristocrat Leisure, Ltd.	1,362	54,990
BHP Billiton, Ltd.	17,283	536,569
BlueScope Steel, Ltd.	16,799	256,435
Brambles Ltd.	2,616	34,337
CAR Group Ltd.	3,150	81,479
Cochlear, Ltd.	1,711	332,960
Coles Group, Ltd.	27,425	341,893
Commonwealth Bank of Australia	4,886	455,744
CSL, Ltd.	755	149,137
Endeavour Group, Ltd.	11,468	39,658
Fortescue Ltd.	9,558	134,811
Insurance Australia Group, Ltd.	17,009	86,440
Lottery Corp. Ltd.	102,440	361,124
Macquarie Group, Ltd.	397	63,524
Medibank Private, Ltd.	35,223	88,866
National Australia Bank, Ltd.	15,008	388,560
Origin Energy, Ltd.	9,452	65,475
Pro Medicus Ltd.	4,422	544,278
QBE Insurance Group, Ltd.	8,461	96,612
REA Group, Ltd.	1,279	176,989
Reece Ltd.	1,777	34,849
Rio Tinto, Ltd.	1,854	163,977
Seven Group Holdings Ltd.	3,336	98,520
Suncorp Group, Ltd.	9,192	114,783
Telstra Group Ltd.	9,679	25,906
Wesfarmers, Ltd.	9,270	450,158
Westpac Banking Corp.	14,921	326,060
WiseTech Global Ltd.	715	67,708
Woolworths, Ltd.	13,689	314,562
		6,177,390
Austria - 0.8%
Erste Group Bank AG	4,738	259,636
OMV AG	6,695	286,414
voestalpine AG	13,666	355,102
		901,152
Belgium - 0.6%
Ageas SA	3,538	188,785
Anheuser-Busch InBev SA	3,040	201,453
Groupe Bruxelles Lambert NV	2,278	177,512
Lotus Bakeries NV	2	26,838
UCB SA	951	171,672
		766,260
Canada - 10.4%
Agnico Eagle Mines Ltd.	1,649	132,839
Air Canada(a)	3,140	38,053
Alimentation Couche-Tard, Inc.	5,917	327,120
AltaGas Ltd.	3,406	84,316
ARC Resources Ltd.	2,746	46,415
Bank of Montreal	1,729	156,018

	Shares	Value
Bank of Nova Scotia	3,384	$ 184,382
Brookfield Asset Management Ltd. - Class A	834	39,429
Brookfield Corp.	1,569	83,331
BRP, Inc.	1,596	94,985
Canadian Imperial Bank of Commerce	1,250	76,648
Canadian National Railway Co.	109	12,764
Canadian Natural Resources, Ltd.	11,982	397,879
Canadian Pacific Kansas City Ltd.	240	20,526
Canadian Tire Corp. Ltd. - Class A	2,662	319,038
Cenovus Energy, Inc.	28,169	471,132
CGI, Inc.(a)	1,152	132,555
Constellation Software, Inc.	277	898,191
Descartes Systems Group, Inc.(a)	1,155	118,852
Dollarama, Inc.	5,138	526,318
Element Fleet Management Corp.	1,728	36,746
Empire Co. Ltd.	22,134	676,401
Enbridge, Inc.	3,438	139,660
Fairfax Financial Holdings Ltd.	374	472,231
FirstService Corp.	275	50,246
George Weston, Ltd.	2,699	453,010
Great-West Lifeco, Inc.	5,299	180,702
iA Financial Corp., Inc.	1,756	145,549
Imperial Oil, Ltd.	4,275	300,763
Intact Financial Corp.	238	45,701
Ivanhoe Mines Ltd. - Class A(a)	5,362	79,769
Keyera Corp.	1,342	41,844
Kinross Gold Corp.	10,999	103,041
Loblaw Cos. Ltd.	5,094	678,271
Lundin Mining Corp.	1,344	14,081
Manulife Financial Corp.	12,076	356,891
MEG Energy Corp.	2,730	51,292
Metro, Inc.	1,993	125,980
National Bank of Canada	517	48,831
Nutrien Ltd.	3,725	178,999
Onex Corp.	1,632	114,311
Open Text Corp.	1,873	62,348
Parkland Corp.(a)	7,445	191,898
Pembina Pipeline Corp.	3,691	152,149
Power Corp. of Canada	4,813	151,815
Quebecor, Inc. - Class B	2,448	63,913
Royal Bank of Canada	6,014	750,611
Saputo, Inc.	5,107	110,225
Shopify, Inc. - Class A(a)	2,602	208,456
Stantec, Inc.	2,009	161,558
Sun Life Financial, Inc.	1,085	62,936
Suncor Energy, Inc.	13,180	486,484
TC Energy Corp.(b)	1,782	84,709
TFI International, Inc.	555	76,020
Thomson Reuters Corp.	1,098	187,288
TMX Group Ltd.	4,995	156,559
Toronto-Dominion Bank	5,930	374,974
West Fraser Timber Co. Ltd.	531	51,736

The accompanying notes are an integral part of these financial statements.

33

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Canada - (Continued)
Wheaton Precious Metals Corp.	744	$ 45,439
WSP Global, Inc.	3,022	536,897
		12,371,125
Denmark - 2.8%
Danske Bank AS	2,847	85,634
Demant AS(a)	1,447	56,334
Genmab AS(a)	273	66,184
Novo Nordisk AS - Class B	20,186	2,394,292
Novonesis - Class B	425	30,598
Pandora AS	2,388	393,586
Rockwool AS - Class B	591	277,448
Zealand Pharma AS(a)	764	92,957
		3,397,033
Finland - 0.6%
Nokia OYJ	73,328	320,163
Nordea Bank Abp	4,653	54,930
Orion Oyj - Class B	6,082	333,257
Wartsila OYJ Abp	1,156	25,868
		734,218
France - 9.7%
Accor SA	1,968	85,549
Air Liquide SA	829	160,089
Airbus SE	714	104,499
Arkema SA	886	84,390
AXA SA	12,537	482,636
BioMerieux	783	93,842
BNP Paribas SA	4,901	336,315
Bollore SE	18,051	120,492
Bouygues SA	11,584	387,731
Bureau Veritas SA	826	27,404
Capgemini SE	718	155,017
Carrefour SA	19,740	336,596
Cie de Saint-Gobain SA	5,479	499,699
Cie Generale des Etablissements Michelin SCA	2,264	91,949
Credit Agricole SA	22,232	339,992
Danone SA	2,291	166,876
Dassault Aviation SA	515	106,342
Dassault Systemes SE	1,454	57,754
Eiffage SA	3,813	368,206
EssilorLuxottica SA	620	146,893
Eurazeo SE	1,036	85,224
Hermes International SCA	229	563,881
Ipsen SA	4,309	530,786
La Francaise des Jeux SAEM(c)	11,463	471,698
L’Oreal SA	1,552	696,130
LVMH Moet Hennessy Louis Vuitton SE	1,429	1,095,868
Orange SA	17,757	203,370
Publicis Groupe SA	1,978	216,465
Rexel SA	10,346	299,897

	Shares	Value
Safran SA	1,214	$ 285,683
Sanofi SA	5,846	673,106
Schneider Electric SE	1,074	283,115
SEB SA	2,694	307,509
Societe Generale SA	5,276	131,474
Sodexo SA	251	20,578
Teleperformance	965	99,830
Thales SA	339	53,878
TotalEnergies SE	14,775	959,421
Vinci SA	2,687	314,102
Vivendi SE	17,509	202,548
		11,646,834
Germany - 9.0%
adidas AG	1,947	515,930
Allianz SE	1,402	461,146
Bayer AG	17,410	589,012
Bechtle AG	2,689	120,285
Beiersdorf AG	897	135,017
Brenntag SE	923	68,895
Carl Zeiss Meditec AG	433	34,352
Commerzbank AG	11,805	217,737
Continental AG	2,656	172,119
Deutsche Bank AG	35,373	612,367
Deutsche Boerse AG	711	166,921
Deutsche Lufthansa AG	52,310	383,139
Deutsche Post AG	11,721	522,836
Deutsche Telekom AG	20,409	599,398
Evonik Industries AG	5,663	132,568
Fresenius Medical Care AG	9,480	402,822
Fresenius SE & Co. KGaA(a)	8,661	330,424
Hannover Rueck SE	454	129,599
Heidelberg Materials AG	2,972	323,770
Infineon Technologies AG	919	32,264
Knorr-Bremse AG	1,861	165,824
Mercedes-Benz Group AG	6,209	402,339
Merck KGaA	646	114,039
Muenchener Rueckversicherungs-Gesellschaft AG	579	319,055
Nemetschek SE	4,489	466,587
Puma SE	4,706	196,787
Rational AG	438	447,176
Rheinmetall AG	584	317,478
SAP SE	4,441	1,015,803
Siemens AG	2,063	417,362
Siemens Energy AG(a)	9,205	339,848
Talanx AG	3,041	256,341
Zalando SE(a)(c)	8,891	293,865
		10,703,105
Hong Kong - 1.4%
AIA Group, Ltd.	4,267	37,263
BOC Hong Kong Holdings, Ltd.	67,535	213,968
CK Hutchison Holdings, Ltd.	64,884	367,874
CK Infrastructure Holdings Ltd.	3,411	23,205

The accompanying notes are an integral part of these financial statements.

34

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - (Continued)
Hang Seng Bank, Ltd.	2,883	$ 35,871
Hong Kong Exchange & Clearing, Ltd.	4,480	183,009
Jardine Matheson Holdings, Ltd.	9,531	372,591
Techtronic Industries Co. Ltd.	10,078	150,449
WH Group, Ltd.(c)	406,133	319,870
		1,704,100
Ireland - 0.7%
AerCap Holdings NV	1,034	97,941
AIB Group PLC	15,929	91,246
Bank of Ireland Group PLC	3,608	40,293
DCC PLC	2,161	147,530
Experian PLC	4,060	213,839
James Hardie Industries PLC(a)	4,866	193,363
Kingspan Group PLC	213	19,977
Kingspan Group PLC	206	19,408
		823,597
Israel - 1.0%
Azrieli Group, Ltd.	324	22,595
Bank Leumi Le-Israel BM	2,155	21,104
Check Point Software Technologies, Ltd.(a)	842	162,346
CyberArk Software, Ltd.(a)	320	93,315
ICL Group Ltd.	13,036	55,486
Mizrahi Tefahot Bank, Ltd.	1,044	40,802
Monday.com Ltd.(a)	432	119,997
Teva Pharmaceutical Industries Ltd. - ADR(a)	21,015	378,690
Wix.com, Ltd.(a)	1,699	284,022
		1,178,357
Italy - 2.6%
Banco BPM SpA	21,122	142,710
Enel SpA	12,037	96,149
Eni SpA	24,355	370,624
FinecoBank Banca Fineco SpA	7,414	127,239
Generali	12,098	350,149
Intesa Sanpaolo SpA	52,897	226,437
Leonardo SpA	15,028	336,347
Mediobanca Banca di Credito Finanziario SpA	7,991	136,538
Moncler SpA	4,805	305,486
Poste Italiane SpA(c)	19,325	271,384
Prysmian SpA	4,534	329,888
UniCredit SpA	9,915	435,285
		3,128,236
Japan - 20.3%
Advantest Corp.	6,250	293,945
Aisin Corp.	27,651	307,247
Ajinomoto Co., Inc.	2,689	104,069
ANA Holdings, Inc.	8,003	171,370
Asahi Group Holdings, Ltd.	12,714	166,642

	Shares	Value
Asahi Kasei Corp.	12,987	$ 98,460
Asics Corp.	19,476	409,155
Astellas Pharma, Inc.	10,577	122,242
Bandai Namco Holdings, Inc.	4,568	104,233
Bridgestone Corp.	2,016	77,854
Brother Industries, Ltd.	11,204	219,738
Canon, Inc.	4,684	154,269
Capcom Co. Ltd.	7,552	176,144
Chubu Electric Power Co., Inc.	3,733	43,871
Chugai Pharmaceutical Co. Ltd.	4,792	232,274
Concordia Financial Group Ltd.	8,680	48,451
Dai-ichi Life Holdings, Inc.	6,251	162,197
Daiichi Sankyo Co. Ltd.	6,504	214,842
Daikin Industries, Ltd.	347	48,705
Daito Trust Construction Co. Ltd.	416	50,671
Daiwa Securities Group, Inc.	11,172	79,239
Denso Corp.	3,664	55,075
Disco Corp.	975	256,842
Don Quijote Co., Ltd.	4,433	115,186
Eisai Co. Ltd.	4,784	178,323
ENEOS Holdings, Inc.	67,294	368,446
Fast Retailing Co. Ltd.	905	300,276
Fuji Electric Co. Ltd.	510	30,903
FUJIFILM Holdings Corp.	2,278	58,970
Fujitsu, Ltd.	10,090	207,445
Hikari Tsushin, Inc.	93	20,713
Hitachi, Ltd.	21,950	582,056
Hoya Corp.	3,102	429,638
Hulic Co. Ltd.	1,280	13,030
Idemitsu Kosan Co. Ltd.	45,331	328,711
Inpex Corp.	20,604	278,953
Isuzu Motors Ltd.	4,320	58,904
ITOCHU Corp.	8,118	437,520
Japan Airlines Co. Ltd.(b)	15,963	279,186
Japan Exchange Group, Inc.	7,138	92,768
Japan Post Bank Co. Ltd.	10,073	94,558
Japan Post Holdings Co. Ltd.	30,094	288,576
Japan Post Insurance Co. Ltd.	17,610	323,428
Japan Tobacco, Inc.	9,060	264,178
JFE Holdings, Inc.	19,319	259,728
Kajima Corp.	5,814	108,973
Kansai Electric Power Co., Inc.	18,892	313,095
Kao Corp.	1,400	69,197
Kawasaki Kisen Kaisha Ltd.	5,762	89,827
KDDI Corp.	1,912	61,256
Keyence Corp.	199	95,373
Kikkoman Corp.	1,730	19,681
Kirin Holdings Co. Ltd.	3,453	52,623
Komatsu, Ltd.	564	15,789
Lasertec Corp.	436	72,693
Marubeni Corp.	14,109	233,107
MatsukiyoCocokara & Co.	11,386	187,588
Mazda Motor Corp.	40,112	306,477
McDonald’s Holdings Co. Japan Ltd.	1,280	60,989

The accompanying notes are an integral part of these financial statements.

35

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Mitsubishi Chemical Group Corp.	40,857	$ 262,810
Mitsubishi Corp.	12,286	255,301
Mitsubishi Electric Corp.	6,630	107,545
Mitsubishi Estate Co. Ltd.	5,366	84,752
Mitsubishi HC Capital, Inc.	34,742	246,742
Mitsubishi Heavy Industries, Ltd.	14,775	220,798
Mitsubishi UFJ Financial Group, Inc.	45,176	463,894
Mitsui & Co. Ltd.	13,637	304,978
Mitsui Chemicals, Inc.	950	25,376
Mitsui Fudosan Co. Ltd.	10,034	94,549
Mizuho Financial Group, Inc.	18,464	381,666
MonotaRO Co. Ltd.	26,935	449,141
MS & AD Insurance Group Holdings, Inc.	5,584	131,247
NEC Corp.	1,282	123,798
Nintendo Co. Ltd.	3,613	193,120
Nippon Sanso Holdings Corp.	2,109	77,407
Nippon Steel Corp.	14,172	317,625
Nippon Telegraph & Telephone Corp.	321,026	329,111
Nippon Yusen KK	1,184	43,490
Nissin Foods Holdings Co. Ltd.	1,506	42,084
Nitori Holdings Co. Ltd.	578	86,054
Nitto Denko Corp.	1,230	20,699
Nomura Holdings, Inc.	17,503	91,348
Obayashi Corp.	3,965	50,529
Olympus Corp.	13,449	255,656
Ono Pharmaceutical Co. Ltd.	6,737	90,433
Oracle Corp.	882	91,061
ORIX Corp.	7,117	166,530
Osaka Gas Co. Ltd.	6,793	153,197
Otsuka Holdings Co. Ltd.	3,154	179,144
Panasonic Holdings Corp.	30,827	270,808
Rakuten, Inc.(a)	14,576	94,050
Recruit Holdings Co. Ltd.	13,538	822,466
Renesas Electronics Corp.	3,913	56,788
Resona Holdings, Inc.	14,631	102,521
Ricoh Co. Ltd.	34,091	369,973
SBI Holdings, Inc.	1,493	34,552
SCREEN Holdings Co Ltd.	561	39,450
SCSK Corp.	2,384	49,430
Seiko Epson Corp.	8,737	161,623
Sekisui House Ltd.	3,875	107,592
Seven & i Holdings Co. Ltd.	13,209	198,897
Shin-Etsu Chemical Co. Ltd.	4,061	169,711
Shiseido Co. Ltd.	11,393	309,852
Shizuoka Financial Group, Inc.	6,316	55,090
SoftBank Corp.	117,680	153,642
Sompo Holdings, Inc.	10,884	245,334
Sony Group Corp.	5,545	107,726
Subaru Corp.	16,944	299,759
Sumitomo Corp.	9,738	218,677
Sumitomo Electric Industries Ltd.	18,944	307,607

	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	23,907	$ 510,812
Sumitomo Mitsui Trust Group, Inc.	4,119	98,588
Sumitomo Realty & Development Co. Ltd.	1,015	34,358
Suzuki Motor Corp.	4,745	53,428
Sysmex Corp.	8,913	176,422
T&D Holdings, Inc.	2,732	48,167
Taisei Corp.	1,209	53,090
TDK Corp.	10,110	129,149
Tokio Marine Holdings, Inc.	9,142	337,106
Tokyo Electron, Ltd.	2,424	432,286
Tokyo Gas Co. Ltd.	11,827	275,488
TOPPAN Holdings, Inc.	3,172	94,406
Toyota Motor Corp.	25,463	457,672
Toyota Tsusho Corp.	12,490	228,364
Trend Micro, Inc.	5,062	300,558
Yakult Honsha Co. Ltd.	2,972	68,828
Yokogawa Electric Corp.	2,135	54,709
Zensho Holdings Co. Ltd.	8,486	470,175
ZOZO, Inc.	17,463	634,424
		24,269,362
Jersey - 0.1%
Glencore PLC	28,495	163,181
Jordan - 0.1%
Hikma Pharmaceuticals PLC	4,111	105,199
Luxembourg - 0.1%
Eurofins Scientific SE(a)	425	26,946
Tenaris SA	7,960	126,340
		153,286
Netherlands - 4.2%
ABN AMRO Bank NV(c)	12,068	218,091
Adyen NV(a)(c)	34	53,231
Aegon Ltd.	18,374	118,019
ArcelorMittal SA	4,255	111,416
ASM International NV	189	124,695
ASML Holding NV	1,826	1,518,980
BE Semiconductor Industries NV	1,020	130,092
Euronext NV(c)	1,329	144,259
EXOR NV	3,598	385,721
Ferrari NV	451	211,339
Heineken Holding NV	668	50,468
ING Groep NV	15,678	284,447
JDE Peet's NV	1,215	25,372
Koninklijke Ahold Delhaize NV	16,450	568,201
Koninklijke KPN NV	19,752	80,673
Koninklijke Philips NV(a)	2,727	89,407
NN Group NV	4,272	213,157
Randstad Holding NV	4,762	236,606
Universal Music Group NV	3,251	85,050
Wolters Kluwer NV	2,409	406,331
		5,055,555

The accompanying notes are an integral part of these financial statements.

36

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	12,639	$ 280,158
Xero Ltd.(a)	1,856	191,846
		472,004
Norway - 0.8%
DNB Bank ASA	3,775	77,414
Equinor ASA	7,086	179,266
Gjensidige Forsikring ASA	4,653	87,028
Kongsberg Gruppen ASA	2,608	254,748
Orkla ASA	12,641	119,223
Salmar ASA	802	42,073
Telenor ASA	3,878	49,610
Yara International ASA	6,141	194,015
		1,003,377
Poland - 0.3%
InPost SA(a)	15,603	294,587
Portugal - 0.3%
Galp Energia SGPS SA	7,146	133,754
Jeronimo Martins SGPS SA	13,504	265,165
		398,919
Singapore - 1.3%
DBS Group Holdings, Ltd.	10,771	318,976
Oversea-Chinese Banking Corp. Ltd.	21,567	252,463
Sea Ltd. - ADR(a)	1,281	120,773
Singapore Airlines Ltd.	37,701	199,020
Singapore Exchange, Ltd.	26,601	235,705
Singapore Telecommunications Ltd.	44,218	111,182
United Overseas Bank, Ltd.	6,110	152,517
Wilmar International Ltd.	51,429	133,387
		1,524,023
Spain - 2.4%
ACS, Actividades de Construccion y Servicios SA	8,391	387,305
Aena SME SA(c)	133	29,217
Amadeus IT Holdings SA	758	54,896
Banco Bilbao Vizcaya Argentaria SA	45,232	488,609
Banco de Sabadell SA	75,905	161,202
Banco Santander SA	113,732	582,749
CaixaBank SA	23,506	140,283
Grifols SA(a)	3,355	38,129
Iberdrola SA	2,519	38,942
Industria de Diseno Textil SA	10,389	615,305
Telefonica SA	72,432	354,344
		2,890,981
Sweden - 2.6%
Assa Abloy AB - Class B	2,676	90,154
Atlas Copco AB - Class A	13,571	263,012
Atlas Copco AB - Class B	9,073	155,673
Essity AB - Class B	1,602	50,006
Evolution AB(c)	250	24,588

	Shares	Value
H & M Hennes & Mauritz AB - Class B	28,099	$ 478,571
Industrivarden AB - Class C	1,341	49,380
Industrivarden AB - Class A	1,333	49,299
Indutrade AB	1,448	45,062
Investment AB Latour - Class B	1,095	34,211
Investor AB(a)	8,254	254,357
Lifco AB(a)	1,279	42,122
Saab AB - Class B	2,239	47,714
Skandinaviska Enskilda Banken AB - Class A	9,220	141,142
Skanska AB - Class B	2,258	47,069
Svenska Handelsbanken AB - Class A	7,263	74,605
Swedbank AB - Class A	4,188	88,893
Swedish Orphan Biovitrum AB(a)	3,749	120,711
Tele2 AB - B Shares - Class B	5,778	65,371
Telefonaktiebolaget LM Ericsson - Class B	35,750	270,143
Telia Co. AB	25,974	83,990
Trelleborg AB - Class B	2,893	111,354
Volvo AB - Class A	2,091	55,835
Volvo AB - Class B	5,217	138,001
Volvo Car AB - Class B(a)	121,297	333,930
		3,115,193
Switzerland - 6.7%
ABB, Ltd.	5,674	329,181
Baloise Holding AG	125	25,562
Cie Financiere Richemont SA	928	147,370
Coca-Cola HBC AG	2,925	104,283
Dufry AG	3,379	143,018
EMS-Chemie Holding AG	56	47,053
Geberit AG	308	201,064
Givaudan SA	33	181,056
Holcim AG	3,328	325,921
Kuehne & Nagel International AG	1,088	297,262
Logitech International SA	2,971	266,085
Lonza Group AG	69	43,786
Nestle SA	11,422	1,147,825
Novartis AG	10,890	1,253,901
Partners Group Holding AG	260	391,996
Roche Holding AG	437	149,610
Roche Holding AG	3,616	1,157,182
Sandoz Group AG	985	41,048
Schindler Holding AG	183	52,047
SGS SA	2,900	323,818
Sonova Holding AG	356	128,230
STMicroelectronics NV	3,906	116,650
Straumann Holding AG	991	162,103
Swatch Group AG	188	40,312
Swatch Group AG	366	15,685
Swiss Life Holding AG	194	162,331
Swiss Re AG	1,293	178,925
UBS Group AG	5,921	183,220

The accompanying notes are an integral part of these financial statements.

37

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
VAT Group AG(c)	316	$ 161,602
Zurich Insurance Group AG	439	265,226
		8,043,352
United Kingdom - 11.6%
3i Group PLC	13,793	611,010
Admiral Group PLC	9,072	338,159
Associated British Foods PLC	2,905	90,789
AstraZeneca PLC	8,426	1,312,659
Auto Trader Group PLC(c)	50,360	585,445
Aviva PLC - Class B(a)	8,253	53,453
BAE Systems PLC	22,094	366,807
Barclays PLC	106,472	319,904
Berkeley Group Holdings PLC	1,795	113,536
BP PLC	108,546	566,127
British American Tobacco PLC	10,175	370,962
Bunzl PLC	3,422	162,063
Centrica PLC	168,122	262,967
Coca-Cola Europacific Partners PLC	739	58,196
Compass Group PLC	2,100	67,325
Diageo PLC	2,901	101,332
Entain PLC	1,543	15,765
GSK PLC	21,282	433,324
Haleon PLC	8,476	44,351
Hargreaves Lansdown PLC	31,796	473,864
HSBC Holdings PLC	87,250	782,723
Imperial Brands PLC	8,302	241,498
InterContinental Hotels Group PLC	1,440	156,817
J Sainsbury PLC	62,405	246,959
JD Sports Fashion PLC	185,307	382,093
Kingfisher PLC	83,749	361,440
Lloyds Banking Group PLC	307,915	242,112
London Stock Exchange Group PLC	499	68,319
National Grid PLC	1,937	26,775
NatWest Group PLC	47,236	218,673
Next PLC	3,653	478,531
Reckitt Benckiser Group PLC	945	57,819
RELX PLC	11,435	539,919
Rio Tinto PLC	4,322	306,809
Rolls-Royce Holdings PLC(a)	52,481	371,434
Sage Group PLC	25,729	353,420
Shell PLC	29,709	963,813
Smith & Nephew PLC	5,187	80,507
Standard Chartered PLC	21,287	225,770
Taylor Wimpey PLC	21,399	47,071
Tesco PLC	89,024	427,432
Unilever PLC	3,191	206,883
Vodafone Group PLC	476,598	477,646
Wise PLC - Class A(a)	23,705	213,147
		13,825,648

	Shares	Value
United States - 0.1%
RB Global, Inc.	748	$60,202
TOTAL COMMON STOCKS (Cost $75,820,322)		114,906,276

INVESTMENT COMPANIES - 2.5%
Canada - 0.2%
iShares MSCI Canada ETF(b)	6,114	253,853
Japan - 2.3%
iShares MSCI EAFE ETF	32,293	2,700,664
TOTAL INVESTMENT COMPANIES (Cost $2,757,671)		2,954,517
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Australia - 0.2%
Goodman Group	8,125	207,260
France - 0.0%(d)
Unibail-Rodamco-Westfield	993	86,970
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $268,893)		294,230
PREFERRED STOCKS - 0.0%(d)
Germany - 0.0%(d)
Henkel AG & Co. KGaA 0.00%,	523	49,162
TOTAL PREFERRED STOCKS (Cost $42,995)		49,162
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(f)	551,730	551,730

The accompanying notes are an integral part of these financial statements.

38

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
Money Market Funds - 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%(f)	620,882	620,882
TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,612)		$1,172,612
TOTAL INVESTMENTS - 99.8% (Cost $80,062,493)		$119,376,797
Other Assets in Excess of Liabilities - 0.2%		192,038
TOTAL NET ASSETS - 100.0%		$119,568,835

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $529,651 which represented 0.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,573,250 or 2.2% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

39

GuideMark World ex-US Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Sector Classification as of September 30, 2024
(% of Net Assets)

Financials	$25,299,851	21.2%
Industrials	19,660,016	15.9
Consumer Discretionary	15,096,040	12.8
Health Care	14,736,911	12.3
Consumer Staples	10,834,925	9.2
Information Technology	10,455,674	8.9
Energy	6,926,094	5.7
Materials	5,594,329	4.7
Communication Services	4,617,917	4.1
Utilities	1,383,480	1.1
Real Estate	644,431	0.4
Money Market Funds	620,882	0.5
Investments Purchased with Proceeds from Securities Lending	551,730	0.5
Other Assets in Excess of Liabilities	3,146,555	2.7
	119,568,835	100.0%

The accompanying notes are an integral part of these financial statements.

40

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 29.9%
Federal Home Loan Mortgage Corp.
Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	$13,003	$13,393
Pool A43129, 5.50%, 02/01/2036	41	42
Pool Q49389, 3.50%, 07/01/2047	166,953	157,720
Pool Q52093, 3.50%, 11/01/2047	150,099	141,798
Pool QC8858, 2.50%, 10/01/2051	1,690,290	1,481,651
Pool QD4104, 2.00%, 01/01/2052	2,328,484	1,932,571
Pool QE0827, 2.00%, 04/01/2052	142,241	117,895
Pool SD8123, 3.00%, 01/01/2051	1,509,618	1,370,141
Pool U90688, 4.00%, 05/01/2042	97,305	95,833
Series 2022-DNA4, Class M1B, 8.63% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)	170,000	178,396
Series 2022-DNA7, Class M1B, 10.28% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027)(a)	75,000	82,597
Series 2022-HQA3, Class M1B, 8.83% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)	70,000	73,966
Series 2329, Class ZA, 6.50%, 06/15/2031	32,416	33,053
Series 2338, Class ZC, 6.50%, 07/15/2031	19,232	20,100
Series 3883, Class PB, 3.00%, 05/15/2041	22,985	22,171
Series 4216, Class KQ, 1.70%, 10/15/2039	169	169
Series 4961, Class JB, 2.50%, 12/15/2042	90,720	83,924
Series 5170, Class DP, 2.00%, 07/25/2050	312,761	276,717
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 10/25/2027)	82,000	80,500
Series K104, Class X1, 1.23%, 01/25/2030 (Callable 04/25/2030)(b)(c)	698,934	33,378
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030)(b)(c)	331,491	24,397
Series K111, Class X1, 1.68%, 05/25/2030 (Callable 05/25/2030)(b)(c)	1,313,491	94,549
Series K114, Class X1, 1.21%, 06/25/2030 (Callable 03/25/2030)(b)(c)	927,358	48,778
Series K122, Class X1, 0.97%, 11/25/2030 (Callable 08/25/2030)(b)(c)	296,041	12,633
Federal National Mortgage Association
1.50%, 10/15/2035(d)	3,300,000	2,946,539
6.00%, 10/15/2041(d)	5,196,000	5,313,127

	Par	Value
2.50%, 10/15/2046(d)	$50,000	$43,147
2.00%, 03/25/2050(d)	1,150,000	951,311
Pool 310229, 3.50%, 08/01/2043	344,921	328,330
Pool 357850, 5.50%, 07/01/2035	1,958	2,027
Pool 544859, 4.82% (Ent 11th COFI Repl + 1.70%), 08/01/2029	255	253
Pool 727181, 5.00%, 08/01/2033	1,012	1,028
Pool 730727, 5.00%, 08/01/2033	468	476
Pool 741862, 5.50%, 09/01/2033	156	161
Pool 766197, 5.50%, 02/01/2034	194	200
Pool 775776, 5.50%, 05/01/2034	1,799	1,860
Pool 776974, 5.50%, 04/01/2034	43	44
Pool 781629, 5.50%, 12/01/2034	1,445	1,496
Pool 786848, 7.00%, 10/01/2031	24,558	25,503
Pool 802783, 5.86% (RFUCCT1Y + 1.61%), 10/01/2034	59,128	59,729
Pool 820242, 5.00%, 07/01/2035	1,343	1,378
Pool 822815, 5.50%, 04/01/2035	1,363	1,410
Pool 838452, 5.50%, 09/01/2035	207	211
Pool 865854, 6.00%, 03/01/2036	1,478	1,554
Pool 888504, 5.01% (1 yr. CMT Rate + 2.01%), 04/01/2034	27,048	27,790
Pool 891474, 6.00%, 04/01/2036	1,881	1,961
Pool 899119, 5.50%, 04/01/2037	24	25
Pool 906000, 6.00%, 01/01/2037	900	946
Pool 928062, 5.50%, 02/01/2037	22	22
Pool 964930, 5.50%, 08/01/2038	43	44
Pool 968371, 5.50%, 09/01/2038	16	17
Pool 970131, 5.50%, 03/01/2038	57	59
Pool 985108, 5.50%, 07/01/2038	34	35
Pool 987032, 5.50%, 08/01/2038	22	22
Pool 993050, 5.50%, 12/01/2038	13	14
Pool 993579, 4.00%, 05/01/2039	5,832	5,724
Pool AA5840, 4.00%, 06/01/2039	961	950
Pool AA8715, 4.00%, 06/01/2039	20,867	20,627
Pool AB1500, 4.00%, 09/01/2040	3,573	3,532
Pool AB3995, 4.00%, 12/01/2041	5,915	5,847
Pool AB5529, 4.00%, 07/01/2042	14,710	14,621
Pool AB6228, 3.50%, 09/01/2042	50,323	48,048
Pool AD0586, 4.50%, 12/01/2039	57,525	58,188
Pool AD1889, 4.50%, 03/01/2041	48,910	49,449
Pool AD4062, 5.00%, 05/01/2040	130,775	134,728
Pool AD6929, 5.00%, 06/01/2040	111,610	114,985
Pool AD9856, 4.00%, 09/01/2040	3,117	3,081
Pool AD9896, 4.00%, 08/01/2040	2,940	2,881
Pool AE2559, 4.00%, 09/01/2040	1,650	1,631
Pool AE2562, 4.00%, 09/01/2040	580	573
Pool AE2566, 4.00%, 09/01/2040	397	392
Pool AE3916, 4.00%, 11/01/2040	4,894	4,838
Pool AE4124, 4.00%, 10/01/2040	6,032	5,962
Pool AE4888, 4.00%, 10/01/2040	3,550	3,509
Pool AE5147, 4.00%, 11/01/2040	640	633
Pool AE8715, 4.00%, 11/01/2040	8,331	8,235
Pool AH0006, 4.00%, 12/01/2040	1,197	1,183

The accompanying notes are an integral part of these financial statements.

41

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool AH0020, 4.00%, 12/01/2040	$4,208	$4,160
Pool AH0599, 4.00%, 12/01/2040	5,186	5,127
Pool AH0601, 4.00%, 12/01/2040	1,082	1,070
Pool AH1263, 4.00%, 01/01/2041	4,183	4,134
Pool AH4659, 4.00%, 02/01/2041	993	981
Pool AH5653, 4.00%, 02/01/2041	19,398	19,175
Pool AH6150, 4.00%, 03/01/2041	3,385	3,344
Pool AI0848, 4.00%, 12/01/2041	5,531	5,479
Pool AI8842, 4.50%, 08/01/2041	15,354	15,531
Pool AJ1562, 4.00%, 10/01/2041	6,612	6,527
Pool AJ1972, 4.00%, 10/01/2041	3,056	3,021
Pool AJ2212, 4.50%, 10/01/2041	182,254	183,886
Pool AJ2446, 4.00%, 01/01/2042	3,680	3,630
Pool AJ3330, 4.00%, 11/01/2041	5,732	5,679
Pool AJ4187, 4.00%, 12/01/2041	4,336	4,295
Pool AJ4549, 4.00%, 11/01/2041	5,093	5,036
Pool AJ4698, 4.00%, 11/01/2041	4,963	4,912
Pool AJ4756, 4.00%, 10/01/2041	6,894	6,814
Pool AJ5424, 4.00%, 11/01/2041	9,952	9,837
Pool AJ5736, 4.00%, 12/01/2041	5,184	5,124
Pool AJ5968, 4.00%, 12/01/2041	2,978	2,935
Pool AJ6061, 4.00%, 12/01/2041	5,414	5,347
Pool AJ7538, 4.00%, 01/01/2042	8,088	8,012
Pool AJ7840, 4.00%, 11/01/2041	3,181	3,144
Pool AJ7868, 4.00%, 12/01/2041	4,536	4,493
Pool AJ8001, 4.00%, 01/01/2042	2,536	2,494
Pool AJ8104, 4.00%, 12/01/2041	9,629	9,518
Pool AJ8109, 4.00%, 12/01/2041	7,571	7,490
Pool AJ8171, 4.00%, 12/01/2041	3,524	3,486
Pool AJ8325, 3.00%, 12/01/2026	43,466	42,887
Pool AJ8341, 4.00%, 12/01/2041	7,986	7,911
Pool AJ8369, 4.00%, 01/01/2042	6,199	6,138
Pool AJ8436, 4.00%, 12/01/2041	10,605	10,483
Pool AJ8912, 4.00%, 12/01/2041	4,313	4,273
Pool AJ9162, 4.00%, 01/01/2042	7,319	7,247
Pool AJ9248, 4.00%, 12/01/2041	4,927	4,870
Pool AJ9330, 4.00%, 01/01/2042	34,697	34,298
Pool AJ9779, 4.00%, 01/01/2042	1,989	1,966
Pool AK0170, 4.00%, 01/01/2042	5,920	5,864
Pool AK0543, 4.00%, 01/01/2042	13,667	13,520
Pool AK0563, 4.00%, 01/01/2042	5,902	5,844
Pool AK1827, 4.00%, 01/01/2042	10,292	10,182
Pool AL0187, 5.00%, 05/01/2041	21,220	21,862
Pool AL0215, 4.50%, 04/01/2041	26,189	26,491
Pool AL0456, 5.00%, 06/01/2041	4,006	4,127
Pool AL0815, 4.00%, 09/01/2041	13,390	13,236
Pool AL0934, 5.00%, 02/01/2041	27,125	27,945
Pool AL2752, 5.00%, 03/01/2042	83,698	86,227
Pool AL5233, 4.00%, 01/01/2041	17,892	17,686
Pool AQ9316, 2.50%, 01/01/2043	143,271	127,987
Pool AS5469, 4.00%, 07/01/2045	162,521	158,640
Pool AS5597, 3.50%, 08/01/2045	27,586	26,031

	Par	Value
Pool AS7170, 3.50%, 05/01/2046	$110,393	$104,171
Pool AS7242, 3.50%, 05/01/2046	103,545	97,709
Pool AS7492, 4.00%, 07/01/2046	84,309	82,269
Pool AS8947, 3.50%, 03/01/2047	146,140	137,903
Pool AS9772, 3.50%, 06/01/2037	119,819	116,395
Pool AT2720, 3.00%, 05/01/2043	373,062	346,260
Pool AT5900, 3.00%, 06/01/2043	230,197	213,669
Pool AU1625, 3.50%, 07/01/2043	140,928	134,406
Pool AZ0832, 4.00%, 07/01/2045	226,154	220,753
Pool BC4938, 2.50%, 04/01/2031	13,535	13,040
Pool BC9468, 3.00%, 06/01/2046	203,266	187,248
Pool BN5279, 4.00%, 02/01/2049	343,307	333,935
Pool BT2317, 2.00%, 03/01/2052	235,430	195,222
Pool BT7155, 2.00%, 08/01/2051	320,599	265,429
Pool BV1380, 2.00%, 01/01/2052	758,807	628,224
Pool BV2993, 2.00%, 04/01/2052	818,941	678,675
Pool BV9804, 2.00%, 05/01/2052	170,810	141,483
Pool CA0858, 3.50%, 12/01/2047	1,166,540	1,100,782
Pool CB6431, 5.50%, 06/01/2053	1,605,254	1,627,201
Pool CB6870, 5.50%, 08/01/2053	1,574,654	1,596,771
Pool FM7678, 2.50%, 06/01/2051	1,698,079	1,485,036
Pool FM9491, 2.50%, 11/01/2051	1,703,722	1,488,179
Pool FS1069, 2.00%, 12/01/2051	400,557	331,625
Pool FS1108, 2.50%, 09/01/2051	1,695,278	1,477,661
Pool FS1598, 2.00%, 04/01/2052	133,586	110,675
Pool MA1870, 4.50%, 04/01/2034	86,292	87,469
Pool MA3038, 4.50%, 06/01/2047	17,811	17,808
Pool MA4307, 3.00%, 04/01/2051	1,779,559	1,616,078
Pool MA4577, 2.00%, 04/01/2052	2,194,947	1,819,009
Pool TBA, 4.00%, 10/15/2041(d)	2,000,000	1,919,507
Pool TBA, 5.50%, 10/15/2041(d)	4,405,000	4,458,374
Series 2012-18, Class GA, 2.00%, 12/25/2041	23,591	22,089
Series 2012-21, Class PQ, 2.00%, 09/25/2041	13,087	12,388
Series 2012-52, Class PA, 3.50%, 05/25/2042	21,524	20,892
Series 2013-77, Class BP, 1.70%, 06/25/2043	11,243	11,057
Series 2015-48, Class QB, 3.00%, 02/25/2043	23,694	23,154
Series 2016-11, Class GA, 2.50%, 03/25/2046	35,452	33,157
Series 2016-38, Class NA, 3.00%, 01/25/2046	19,518	18,305
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	192,915
Series 2017-26, Class CG, 3.50%, 07/25/2044	17,286	17,162
Series 2017-34, Class JK, 3.00%, 05/25/2047	12,977	12,668
Series 2017-35, Class AH, 3.50%, 04/25/2053	21,686	21,468
Series 2017-49, Class JA, 4.00%, 07/25/2053	23,623	23,471

The accompanying notes are an integral part of these financial statements.

42

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-84, Class KA, 3.50%, 04/25/2053	$27,072	$26,689
Series 2018-23, Class LA, 3.50%, 04/25/2048	51,949	49,713
Series 2018-70, Class HA, 3.50%, 10/25/2056	36,131	35,539
Series 2019-12, Class HA, 3.50%, 11/25/2057	63,779	61,797
Series 2019-14, Class CA, 3.50%, 04/25/2049	63,995	62,030
Series 2019-45, Class PT, 3.00%, 08/25/2049	56,842	52,241
Series 2019-M21, Class X3, 1.25%, 06/25/2034(b)(c)	1,339,131	73,329
Series 2020-1, Class AC, 3.50%, 08/25/2058	162,375	154,517
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	505,957
Series 415, Class A3, 3.00%, 11/25/2042	47,783	44,880
Government National Mortgage Association
5.00%, 10/15/2048(d)	2,300,000	2,304,279
Pool 614436, 5.00%, 08/15/2033	4,657	4,687
Pool 723248, 5.00%, 10/15/2039	236,894	243,943
Pool 736686, 5.00%, 02/15/2039	9,969	10,279
Pool 783403, 3.50%, 09/15/2041	88,338	85,085
Pool MA4587, 4.00%, 07/20/2047	19,249	18,880
Pool MA4652, 3.50%, 08/20/2047	55,854	53,083
Pool MA4778, 3.50%, 10/20/2047	103,598	98,243
Pool MA4779, 4.00%, 10/20/2047	73,295	71,639
Pool MA4780, 4.50%, 10/20/2047	84,178	84,347
Pool MA7051, 2.00%, 12/20/2050	1,214,265	1,031,765
Pool MA7650, 3.00%, 10/20/2051	2,207,397	2,015,870
Pool MA8199, 3.50%, 08/20/2052	1,124,803	1,056,520
Pool MA9362, 5.50%, 12/20/2053	1,454,492	1,469,156
Pool TBA, 4.00%, 10/15/2041(d)	2,250,000	2,175,117
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,169,362)		52,818,381
U.S. TREASURY SECURITIES - 29.0%
U.S. Treasury Bonds
3.38%, 08/15/2042	2,190,000	1,974,935
0.63%, 02/15/2043	82,085	65,758
3.13%, 02/15/2043	2,820,000	2,438,309
3.63%, 08/15/2043	590,000	545,957
3.75%, 11/15/2043	795,000	747,455
1.38%, 02/15/2044	215,939	196,770
3.13%, 08/15/2044	2,220,000	1,891,509
0.75%, 02/15/2045	394,040	314,518
2.50%, 02/15/2045	810,000	618,574
3.00%, 11/15/2045	240,000	198,909
2.50%, 02/15/2046	950,000	717,621

	Par	Value
2.25%, 08/15/2046	$1,610,000	$1,151,716
3.00%, 02/15/2047	2,510,000	2,054,866
2.75%, 11/15/2047	1,050,000	816,744
3.00%, 02/15/2048	500,000	406,270
3.13%, 05/15/2048	2,220,000	1,842,036
0.25%, 02/15/2050	734,064	486,160
1.25%, 05/15/2050	2,996,000	1,601,807
1.38%, 08/15/2050	2,069,000	1,138,758
1.63%, 11/15/2050	1,020,000	599,131
3.00%, 08/15/2052	1,660,000	1,332,604
4.13%, 08/15/2053	695,000	691,362
4.75%, 11/15/2053	470,000	518,579
4.25%, 08/15/2054	1,030,000	1,050,520
U.S. Treasury Notes
2.00%, 11/15/2026(i)	4,340,000	4,195,729
4.25%, 03/15/2027	3,140,000	3,188,204
1.88%, 02/28/2029	5,260,000	4,895,498
2.38%, 03/31/2029	4,935,000	4,686,611
2.75%, 05/31/2029	2,025,000	1,951,712
3.25%, 06/30/2029	775,000	763,451
0.63%, 05/15/2030	1,410,000	1,196,738
1.38%, 11/15/2031	1,030,000	881,515
2.88%, 05/15/2032	1,075,000	1,015,560
2.75%, 08/15/2032	2,320,000	2,166,164
3.88%, 08/15/2033	1,245,000	1,254,143
4.50%, 11/15/2033	590,000	622,519
1.75%, 01/15/2034	1,028,376	1,038,783
TOTAL U.S. TREASURY SECURITIES (Cost $56,319,611)		51,257,495
CORPORATE OBLIGATIONS - 24.3%
Aerospace & Defense - 0.6%
BAE Systems PLC, 5.13%, 03/26/2029 (Callable 02/26/2029)(a)	200,000	205,765
Boeing Co.
6.30%, 05/01/2029 (Callable 04/01/2029)(a)	60,000	63,113
2.95%, 02/01/2030 (Callable 11/01/2029)	65,000	58,103
5.15%, 05/01/2030 (Callable 02/01/2030)	35,000	35,074
6.39%, 05/01/2031 (Callable 03/01/2031)(a)	50,000	53,152
6.53%, 05/01/2034 (Callable 02/01/2034)(a)	30,000	32,214
3.75%, 02/01/2050 (Callable 08/01/2049)	20,000	14,059
5.93%, 05/01/2060 (Callable 11/01/2059)	70,000	67,251
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	105,000	108,173
5.35%, 06/01/2034 (Callable 03/01/2034)	140,000	145,561

The accompanying notes are an integral part of these financial statements.

43

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Aerospace & Defense - (Continued)
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	$169,000	$171,639
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	51,558
		1,005,662
Banks - 5.0%
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027 (Callable 09/15/2026)	125,000	128,740
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	195,000	176,845
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	850,000	731,954
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	550,000	490,273
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	75,000	78,727
Barclays PLC
7.39% to 11/02/2027 then 1 yr. CMT Rate + 3.30%, 11/02/2028 (Callable 11/02/2027)	220,000	237,594
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	200,000	201,505
BNP Paribas SA, 5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (Callable 12/05/2033)(a)	200,000	215,800
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	250,000	237,092
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	250,000	267,226
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	65,000	66,717
Citizens Financial Group, Inc.
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)(e)	150,000	155,984
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032 (Callable 07/23/2031)	125,000	129,571
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	40,000	43,831
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (Callable 01/30/2029)	20,000	20,609

	Par	Value
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	$200,000	$205,480
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032 (Callable 05/17/2031)	325,000	342,230
5.40% to 08/11/2032 then SOFR + 2.87%, 08/11/2033 (Callable 08/11/2032)	215,000	222,598
Intesa Sanpaolo SpA, 7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (Callable 06/20/2053)(a)	200,000	226,282
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	155,000	160,649
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	45,000	45,089
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	43,930
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	181,033
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	63,939
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	188,858
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	185,176
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	50,947
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	255,000	227,291
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	200,000	175,474
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	290,000	302,932
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034 (Callable 01/27/2033)	35,000	34,703
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028 (Callable 12/27/2027)	500,000	502,527
Societe Generale SA, 6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)(e)	400,000	417,017

The accompanying notes are an integral part of these financial statements.

44

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Banks - (Continued)
Standard Chartered PLC
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	$200,000	$218,175
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	200,000	210,875
The Bank of New York Mellon Corp.
6.32% to 10/25/2028 then SOFR + 1.60%, 10/25/2029 (Callable 10/25/2028)	165,000	177,464
4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030 (Callable 03/14/2029)	40,000	41,289
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	95,000	98,560
Wells Fargo & Co.
3.00%, 04/22/2026	75,000	73,706
3.00%, 10/23/2026	90,000	87,970
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	85,000	88,414
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	65,000	69,527
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	385,000	356,693
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	100,000	90,790
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	175,000	159,920
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	180,000	181,853
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	15,000	15,553
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	89,314
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	90,000	94,220
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	90,000	88,209
		8,901,155
Biotechnology - 0.2%
AbbVie, Inc.
4.95%, 03/15/2031 (Callable 01/15/2031)	65,000	67,566

	Par	Value
5.40%, 03/15/2054 (Callable 09/15/2053)	$65,000	$68,885
Amgen, Inc.
5.25%, 03/02/2033 (Callable 12/02/2032)	70,000	72,835
5.75%, 03/02/2063 (Callable 09/02/2062)	70,000	73,893
CSL Finance PLC, 4.25%, 04/27/2032 (Callable 01/27/2032)(a)	55,000	54,106
Gilead Sciences, Inc., 5.25%, 10/15/2033 (Callable 07/15/2033)	65,000	68,519
		405,804
Building Products - 0.0%(f)
Trane Technologies Financing Ltd., 5.10%, 06/13/2034 (Callable 03/13/2034)	30,000	31,250
Capital Markets - 2.1%
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	125,000	126,492
4.89%, 09/11/2033 (Callable 06/11/2033)	100,000	101,669
5.23%, 11/17/2034 (Callable 08/17/2034)	80,000	83,177
2.94%, 06/04/2051 (Callable 12/04/2050)	20,000	13,585
3.38%, 02/08/2061 (Callable 08/08/2060)	45,000	31,672
Goldman Sachs Group, Inc.
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030 (Callable 04/25/2029)	110,000	115,563
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	180,000	184,548
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	70,000	59,851
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	215,000	189,938
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	175,000	151,718
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	55,000	57,130
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	270,000	290,062
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	205,022

The accompanying notes are an integral part of these financial statements.

45

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Capital Markets - (Continued)
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	$150,000	$137,347
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	152,270
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	145,000	122,961
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	60,000	52,346
Nomura Holdings, Inc., 5.78%, 07/03/2034	200,000	210,063
The Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000	108,604
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	250,000	262,987
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032)(a)	750,000	827,634
Willis North America, Inc., 2.95%, 09/15/2029 (Callable 06/15/2029)	195,000	180,873
		3,665,512
Chemicals - 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027 (Callable 06/15/2027)	165,000	170,951
6.55%, 11/15/2030 (Callable 09/15/2030)	40,000	43,109
The Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	150,000	134,944
		349,004
Commercial Services & Supplies - 0.2%
Republic Services, Inc.
1.45%, 02/15/2031 (Callable 11/15/2030)	50,000	41,905
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	156,545
Waste Management, Inc., 4.95%, 07/03/2031 (Callable 05/03/2031)	195,000	202,888
		401,338
Consumer Finance - 0.7%
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	44,313
3.80%, 08/15/2029 (Callable 05/15/2029)	55,000	53,499
BlackRock Funding, Inc., 4.90%, 01/08/2035 (Callable 10/08/2034)	135,000	139,298

	Par	Value
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	$30,000	$30,750
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	65,000	68,451
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	25,000	23,497
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030 (Callable 07/26/2029)	65,000	66,085
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	340,000	386,459
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	95,000	111,565
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	55,000	57,203
Realty Income Corp., 4.90%, 07/15/2033 (Callable 04/15/2033)	135,000	136,360
Simon Property Group LP, 4.75%, 09/26/2034 (Callable 06/26/2034)	150,000	148,667
		1,266,147
Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	87,470
3.48%, 10/01/2041	75,000	59,053
		146,523
Diversified Financial Services - 0.3%
Athene Global Funding, 2.65%, 10/04/2031(a)	290,000	248,904
Athene Holding Ltd., 5.88%, 01/15/2034 (Callable 10/15/2033)	45,000	47,034
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(a)	150,000	137,317
Equitable Holdings, Inc., 4.35%, 04/20/2028 (Callable 01/20/2028)	25,000	24,906
Shell International Finance BV
3.25%, 04/06/2050 (Callable 10/06/2049)	180,000	133,540
3.00%, 11/26/2051 (Callable 05/26/2051)	50,000	34,932
		626,633
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.50%, 05/15/2035 (Callable 11/15/2034)	160,000	155,392
3.50%, 09/15/2053 (Callable 03/15/2053)	148,000	108,593
		263,985

The accompanying notes are an integral part of these financial statements.

46

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - 4.0%
Alabama Power Co., 3.45%, 10/01/2049 (Callable 04/01/2049)	$165,000	$126,549
Baltimore Gas and Electric Co., 5.65%, 06/01/2054 (Callable 12/01/2053)	95,000	102,220
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	140,000	145,338
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	65,000	59,726
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	92,777
5.70%, 05/15/2054 (Callable 11/15/2053)	50,000	54,124
Duke Energy Carolinas LLC
2.55%, 04/15/2031 (Callable 01/15/2031)	150,000	134,810
5.30%, 02/15/2040	86,000	89,563
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	45,111
2.55%, 06/15/2031 (Callable 03/15/2031)	309,000	273,258
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	26,079
5.00%, 08/15/2052 (Callable 02/15/2052)	35,000	33,195
5.80%, 06/15/2054 (Callable 12/15/2053)	35,000	36,910
Duke Energy Florida LLC, 5.88%, 11/15/2033 (Callable 08/15/2033)	100,000	109,383
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	53,498
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,872
5.55%, 03/15/2054 (Callable 09/15/2053)	140,000	146,356
Edison International
5.25%, 11/15/2028 (Callable 10/15/2028)	105,000	107,751
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053 (Callable 03/15/2028)	80,000	84,221
Evergy, Inc., 2.90%, 09/15/2029 (Callable 06/15/2029)	155,000	143,911
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	285,000	289,840
5.50%, 01/01/2034 (Callable 10/01/2033)	80,000	83,007
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)	50,000	49,522

	Par	Value
Georgia Power Co.
4.70%, 05/15/2032 (Callable 02/15/2032)	$50,000	$50,922
4.95%, 05/17/2033 (Callable 11/17/2032)	90,000	92,470
4.75%, 09/01/2040	50,000	48,706
ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030)(a)	120,000	110,710
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033)(a)	55,000	58,930
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	35,000	36,546
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	445,000	397,687
NSTAR Electric Co., 5.40%, 06/01/2034 (Callable 03/01/2034)	70,000	73,855
Oglethorpe Power Corp.
5.05%, 10/01/2048 (Callable 04/01/2048)	125,000	118,617
5.80%, 06/01/2054 (Callable 12/01/2053)(a)	15,000	15,777
Ohio Edison Co., 5.50%, 01/15/2033 (Callable 10/15/2032)(a)	60,000	62,380
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	162,716
Pacific Gas and Electric Co.
5.45%, 06/15/2027 (Callable 05/15/2027)	490,000	501,780
2.50%, 02/01/2031 (Callable 11/01/2030)	415,000	363,478
3.25%, 06/01/2031 (Callable 03/01/2031)	120,000	109,228
5.90%, 06/15/2032 (Callable 03/15/2032)	35,000	37,028
6.15%, 01/15/2033 (Callable 10/15/2032)	110,000	118,055
6.40%, 06/15/2033 (Callable 03/15/2033)	295,000	322,144
Public Service Electric and Gas Co., 5.45%, 03/01/2054 (Callable 09/01/2053)	80,000	85,270
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033 (Callable 07/15/2033)	85,000	92,575
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	31,268
Puget Energy, Inc.
3.65%, 05/15/2025 (Callable 02/15/2025)	135,000	133,593
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	47,035
Southern California Edison Co.
4.90%, 06/01/2026 (Callable 05/01/2026)	45,000	45,448

The accompanying notes are an integral part of these financial statements.

47

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
5.15%, 06/01/2029 (Callable 05/01/2029)	$90,000	$93,355
2.25%, 06/01/2030 (Callable 03/01/2030)	145,000	129,591
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	97,826
5.95%, 11/01/2032 (Callable 08/01/2032)	65,000	70,634
5.20%, 06/01/2034 (Callable 03/01/2034)	135,000	139,876
4.13%, 03/01/2048 (Callable 09/01/2047)	1,000	844
3.65%, 02/01/2050 (Callable 08/01/2049)	45,000	35,017
5.75%, 04/15/2054 (Callable 10/15/2053)	35,000	37,423
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	40,000	41,261
The Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	46,082
5.20%, 06/15/2033 (Callable 12/15/2032)	35,000	36,273
5.70%, 03/15/2034 (Callable 09/15/2033)	190,000	203,821
4.85%, 03/15/2035 (Callable 09/15/2034)	155,000	156,132
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	210,000	215,044
5.00%, 01/15/2034 (Callable 10/15/2033)	160,000	163,847
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	46,167
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	30,686
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	80,000	83,714
Xcel Energy, Inc., 4.60%, 06/01/2032 (Callable 12/01/2031)	55,000	54,448
		7,106,280
Electronic Equipment, Instruments & Components - 0.0%(f)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	60,000	57,787
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	71,642
4.80%, 09/01/2028 (Callable 08/01/2028)	185,000	187,189

	Par	Value
5.60%, 06/01/2029 (Callable 05/01/2029)	$175,000	$182,914
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	67,343
		509,088
Food Products - 0.5%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032 (Callable 12/01/2031)	55,000	49,838
Cargill, Inc.
2.13%, 11/10/2031 (Callable 08/10/2031)(a)	165,000	143,238
4.00%, 06/22/2032 (Callable 03/22/2032)(a)	70,000	67,958
4.75%, 04/24/2033 (Callable 01/24/2033)(a)	90,000	91,396
Conagra Brands, Inc.
5.30%, 10/01/2026	175,000	178,389
4.85%, 11/01/2028 (Callable 08/01/2028)	230,000	233,489
Tyson Foods, Inc.
5.40%, 03/15/2029 (Callable 02/15/2029)	20,000	20,765
5.70%, 03/15/2034 (Callable 12/15/2033)	50,000	52,654
		837,727
Gas Utilities - 0.1%
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	126,000	111,723
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	20,257
		131,980
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026)(a)	200,000	194,107
Smith & Nephew PLC, 5.40%, 03/20/2034 (Callable 12/20/2033)	55,000	57,182
SolventumCorp.
5.40%, 03/01/2029 (Callable 02/01/2029)(a)	155,000	159,427
5.45%, 03/13/2031 (Callable 01/13/2031)(a)	45,000	46,378
		457,094
Health Care Providers & Services - 1.1%
CommonSpiritHealth
2.76%, 10/01/2024 (Callable 07/22/2024)	70,000	70,000
5.21%, 12/01/2031 (Callable 06/01/2031)	110,000	113,326
CVS Health Corp.
4.13%, 04/01/2040 (Callable 10/01/2039)	100,000	85,642
2.70%, 08/21/2040 (Callable 02/21/2040)	80,000	56,790

The accompanying notes are an integral part of these financial statements.

48

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Health Care Providers & Services - (Continued)
5.05%, 03/25/2048 (Callable 09/25/2047)	$80,000	$72,980
Elevance Health, Inc., 5.38%, 06/15/2034 (Callable 03/15/2034)	90,000	94,552
HCA, Inc.
5.45%, 04/01/2031 (Callable 02/01/2031)	20,000	20,830
5.60%, 04/01/2034 (Callable 01/01/2034)	130,000	135,391
5.45%, 09/15/2034 (Callable 06/15/2034)	50,000	51,358
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	65,000	67,281
5.88%, 03/01/2033 (Callable 12/01/2032)	60,000	63,694
Kaiser Foundation Hospitals, 2.81%, 06/01/2041 (Callable 12/01/2040)	70,000	53,969
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	130,000	128,451
The Cigna Group, 5.00%, 05/15/2029 (Callable 04/15/2029)	210,000	216,229
UnitedHealth Group, Inc.
4.95%, 01/15/2032 (Callable 11/15/2031)	120,000	124,049
4.20%, 05/15/2032 (Callable 02/15/2032)	100,000	99,170
5.35%, 02/15/2033 (Callable 11/15/2032)	65,000	69,025
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	8,612
5.88%, 02/15/2053 (Callable 08/15/2052)	45,000	49,793
5.38%, 04/15/2054 (Callable 10/15/2053)	175,000	181,752
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	28,969
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	28,297
5.75%, 07/15/2064 (Callable 01/15/2064)	90,000	97,117
		1,917,277
Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)	105,000	106,926
Insurance - 0.7%
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033 (Callable 11/28/2032)	20,000	20,888
Aon North America, Inc., 5.45%, 03/01/2034 (Callable 12/01/2033)	185,000	194,119

	Par	Value
CorebridgeFinancial, Inc.
3.85%, 04/05/2029 (Callable 02/05/2029)	$45,000	$43,829
5.75%, 01/15/2034 (Callable 10/15/2033)	85,000	89,568
Corebridge Global Funding, 5.20%, 06/24/2029(a)	155,000	159,958
Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	65,000	64,052
Metropolitan Life Global Funding I, 2.40%, 01/11/2032(a)	360,000	312,385
Principal Financial Group, Inc., 5.38%, 03/15/2033 (Callable 12/15/2032)	110,000	114,802
Principal Life Global Funding II, 5.10%, 01/25/2029(a)	65,000	66,975
Protective Life Global Funding, 5.22%, 06/12/2029(a)	150,000	155,750
		1,222,326
Machinery - 0.2%
AGCO Corp.
5.45%, 03/21/2027 (Callable 02/21/2027)	30,000	30,618
5.80%, 03/21/2034 (Callable 12/21/2033)	20,000	20,905
Otis Worldwide Corp., 2.57%, 02/15/2030 (Callable 11/15/2029)	245,000	224,457
		275,980
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	155,000	137,998
6.55%, 06/01/2034 (Callable 03/01/2034)	295,000	306,943
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	20,143
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	54,576
3.90%, 06/01/2052 (Callable 12/01/2051)	95,000	62,249
3.85%, 04/01/2061 (Callable 10/01/2060)(e)	55,000	33,686
4.40%, 12/01/2061 (Callable 06/01/2061)	70,000	47,567
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)(e)	95,000	96,824
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	30,039
3.75%, 04/01/2040 (Callable 10/01/2039)	200,000	173,075
2.89%, 11/01/2051 (Callable 05/01/2051)	125,000	83,850
5.65%, 06/01/2054 (Callable 12/01/2053)	65,000	69,376

The accompanying notes are an integral part of these financial statements.

49

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Media - (Continued)
2.94%, 11/01/2056 (Callable 05/01/2056)	$75,000	$49,043
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031)(a)	120,000	103,468
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	190,000	192,299
Discovery Communications LLC, 4.13%, 05/15/2029 (Callable 02/15/2029)	18,000	17,015
Paramount Global
4.95%, 01/15/2031 (Callable 10/15/2030)	45,000	42,427
6.88%, 04/30/2036	45,000	45,605
4.38%, 03/15/2043	130,000	96,139
5.85%, 09/01/2043 (Callable 03/01/2043)	120,000	104,397
4.95%, 05/19/2050 (Callable 11/19/2049)	25,000	19,142
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	26,005
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	38,291
WarnermediaHoldings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	90,000	85,093
4.28%, 03/15/2032 (Callable 12/15/2031)	185,000	164,993
5.05%, 03/15/2042 (Callable 09/15/2041)	120,000	97,985
5.14%, 03/15/2052 (Callable 09/15/2051)	390,000	301,089
		2,499,317
Metals & Mining - 0.6%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033 (Callable 11/28/2032)	120,000	123,135
5.25%, 09/08/2033 (Callable 06/08/2033)	100,000	104,735
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	245,000	253,219
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	70,000	76,082
2.85%, 04/27/2031 (Callable 01/27/2031)(a)	45,000	40,353
5.63%, 04/04/2034 (Callable 01/04/2034)(a)	242,000	252,459
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	145,043
		995,026

	Par	Value
Multi Utilities - 0.3%
Arizona Public Service Co.
6.35%, 12/15/2032 (Callable 09/15/2032)	$40,000	$43,953
5.55%, 08/01/2033 (Callable 05/01/2033)	55,000	57,423
Dominion Energy, Inc.
3.38%, 04/01/2030 (Callable 01/01/2030)	99,000	93,807
6.30%, 03/15/2033	10,000	10,948
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	147,832
5.40%, 06/30/2033 (Callable 03/30/2033)	65,000	67,616
5.35%, 04/01/2034 (Callable 01/01/2034)	60,000	62,204
		483,783
Oil, Gas & Consumable Fuels - 2.8%
Atmos Energy Corp., 5.90%, 11/15/2033 (Callable 08/15/2033)	160,000	175,777
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031)(a)	50,000	45,516
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032)(a)	245,000	239,106
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (Callable 07/15/2028)(a)	65,000	67,966
5.10%, 10/01/2031 (Callable 08/01/2031)(a)	15,000	15,129
5.68%, 01/15/2034 (Callable 10/15/2033)(a)	40,000	41,238
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (Callable 06/15/2030)(a)	145,000	153,539
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	50,000	53,335
ConocoPhillips Co.
3.80%, 03/15/2052 (Callable 09/15/2051)	112,000	89,799
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	35,296
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	64,428
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	63,992
Diamondback Energy, Inc.
6.25%, 03/15/2033 (Callable 12/15/2032)	120,000	129,226
5.40%, 04/18/2034 (Callable 01/18/2034)	40,000	40,817
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000	32,086
5.75%, 04/18/2054 (Callable 10/18/2053)	15,000	15,117

The accompanying notes are an integral part of these financial statements.

50

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
5.90%, 04/18/2064 (Callable 10/18/2063)	$30,000	$30,223
Enbridge, Inc.
5.70%, 03/08/2033 (Callable 12/08/2032)	160,000	168,570
5.63%, 04/05/2034 (Callable 01/05/2034)	190,000	199,222
Energy Transfer LP
5.25%, 07/01/2029 (Callable 06/01/2029)	60,000	61,839
6.40%, 12/01/2030 (Callable 10/01/2030)	130,000	141,770
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	200,000	207,058
Enterprise Products Operating LLC
4.95%, 02/15/2035 (Callable 11/15/2034)	90,000	91,341
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000	17,877
Equinor ASA
3.63%, 04/06/2040 (Callable 10/06/2039)	95,000	81,833
3.70%, 04/06/2050 (Callable 10/06/2049)	30,000	24,335
Galaxy Pipeline Assets BidcoLtd.
2.16%, 03/31/2034(a)	154,858	137,363
2.94%, 09/30/2040(a)	179,948	151,526
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/2036(a)	200,000	207,113
Hess Corp.
7.88%, 10/01/2029	80,000	91,518
7.30%, 08/15/2031	90,000	103,021
7.13%, 03/15/2033	68,000	78,551
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032)(a)	15,000	15,725
MPLX LP
2.65%, 08/15/2030 (Callable 05/15/2030)	130,000	116,942
5.50%, 06/01/2034 (Callable 03/01/2034)	40,000	41,084
ONEOK, Inc.
4.40%, 10/15/2029 (Callable 09/15/2029)	70,000	69,743
4.75%, 10/15/2031 (Callable 08/15/2031)	55,000	54,982
6.10%, 11/15/2032 (Callable 08/15/2032)	30,000	32,286
5.05%, 11/01/2034 (Callable 08/01/2034)	85,000	84,559
5.85%, 11/01/2064 (Callable 05/01/2064)	100,000	99,242
Ovintiv, Inc., 7.38%, 11/01/2031	45,000	50,774

	Par	Value
Phillips 66 Co.
5.25%, 06/15/2031 (Callable 04/15/2031)	$125,000	$129,201
5.30%, 06/30/2033 (Callable 03/30/2033)	150,000	154,654
Southern California Gas Co.
5.20%, 06/01/2033 (Callable 03/01/2033)	280,000	291,300
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	53,363
5.60%, 04/01/2054 (Callable 10/01/2053)	125,000	132,495
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	135,000	127,087
TotalEnergies Capital SA
4.72%, 09/10/2034 (Callable 06/10/2034)	85,000	85,375
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000	182,347
5.43%, 09/10/2064 (Callable 03/10/2064)	90,000	90,482
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	25,000	23,412
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	5,000	5,108
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	40,000	41,401
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	40,000	41,401
Williams Cos., Inc., 5.65%, 03/15/2033 (Callable 12/15/2032)	40,000	41,860
		5,020,350
Personal Products - 0.1%
Haleon US Capital LLC, 3.38%, 03/24/2027 (Callable 02/24/2027)	275,000	270,065
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co., 5.55%, 02/22/2054 (Callable 08/22/2053)	75,000	79,505
Eli Lilly & Co.
4.20%, 08/14/2029 (Callable 07/14/2029)	45,000	45,418
4.60%, 08/14/2034 (Callable 05/14/2034)	30,000	30,423
5.05%, 08/14/2054 (Callable 02/14/2054)	5,000	5,111
Royalty Pharma PLC
5.15%, 09/02/2029 (Callable 08/02/2029)	65,000	66,668
2.20%, 09/02/2030 (Callable 06/02/2030)	240,000	210,143

The accompanying notes are an integral part of these financial statements.

51

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Pharmaceuticals - (Continued)
2.15%, 09/02/2031 (Callable 06/02/2031)	$15,000	$12,780
3.35%, 09/02/2051 (Callable 03/02/2051)	60,000	41,484
		491,532
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	180,000	179,849
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000	66,955
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031)(a)	400,000	416,034
Intel Corp.
5.15%, 02/21/2034 (Callable 11/21/2033)(e)	65,000	65,640
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	64,805
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	83,561
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	125,000	110,448
		987,292
Software - 0.5%
Constellation Software, Inc., 5.46%, 02/16/2034 (Callable 11/16/2033)(a)	70,000	73,169
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)	110,000	108,815
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	55,000	51,646
2.95%, 04/01/2030 (Callable 01/01/2030)	50,000	46,477
4.30%, 07/08/2034 (Callable 01/08/2034)	160,000	154,810
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	44,190
3.60%, 04/01/2040 (Callable 10/01/2039)	42,000	34,899
3.60%, 04/01/2050 (Callable 10/01/2049)	87,000	66,196
4.10%, 03/25/2061 (Callable 09/25/2060)	65,000	51,107
Roper Technologies, Inc., 4.75%, 02/15/2032 (Callable 12/15/2031)	130,000	131,505
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)	45,000	44,960
		807,774

	Par	Value
Specialty Retail - 0.3%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	$145,000	$162,072
5.40%, 07/15/2034 (Callable 04/15/2034)	105,000	108,913
Home Depot, Inc., 5.30%, 06/25/2054 (Callable 12/25/2053)	25,000	26,265
O’Reilly Automotive, Inc., 4.70%, 06/15/2032 (Callable 03/15/2032)	62,000	62,468
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	55,000	56,018
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	50,000	52,626
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	35,000	36,131
		504,493
Textiles, Apparel & Luxury Goods - 0.0%(f)
Tapestry, Inc.
7.05%, 11/27/2025	40,000	40,806
7.70%, 11/27/2030 (Callable 09/27/2030)	28,000	30,150
		70,956
Tobacco - 0.3%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	85,000	90,140
6.00%, 02/20/2034 (Callable 11/20/2033)	40,000	42,735
Philip Morris International, Inc.
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,900
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	228,146
5.13%, 02/13/2031 (Callable 12/13/2030)	40,000	41,541
5.38%, 02/15/2033 (Callable 11/15/2032)	60,000	62,719
5.63%, 09/07/2033 (Callable 06/07/2033)	110,000	117,058
		624,239
Wireless Telecommunication Services - 0.3%
Cisco Systems, Inc.
4.95%, 02/26/2031 (Callable 12/26/2030)	100,000	104,488
5.35%, 02/26/2064 (Callable 08/26/2063)	65,000	68,980
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	65,000	60,539
5.05%, 07/15/2033 (Callable 04/15/2033)	60,000	61,464

The accompanying notes are an integral part of these financial statements.

52

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Wireless Telecommunication Services - (Continued)
5.75%, 01/15/2034 (Callable 10/15/2033)	$85,000	$91,247
4.70%, 01/15/2035 (Callable 10/15/2034)	110,000	109,528
		496,246
TOTAL CORPORATE OBLIGATIONS (Cost $42,783,406)		42,936,551
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.2%
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 5.12%, 01/25/2061 (Callable 10/25/2024)(a)(g)	60,739	60,782
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 10/25/2024)(a)(c)	23,631	21,567
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 10/25/2024)(a)(c)	46,688	44,182
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 10/25/2024)(a)(c)	78,577	68,030
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 10/25/2024)(a)(c)	83,241	71,224
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 10/25/2024)(a)(c)	153,338	132,788
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 10/25/2024)(a)(c)	129,782	109,091
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 10/25/2024)(a)(c)	194,710	168,809
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 10/25/2024)(a)(c)	147,614	131,308
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 02/25/2025)(a)(g)	385,064	361,286
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2024)(a)(c)	50,227	48,898
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2024)(a)(c)	47,473	45,110
BANK
Series 2019-BN18, Class XA, 1.03%, 05/15/2062 (Callable 02/15/2029)(b)(c)	971,530	32,226
Series 2019-BN20, Class XA, 0.93%, 09/15/2062 (Callable 07/15/2029)(b)(c)	1,139,321	37,365

	Par	Value
Series 2019-BN22, Class XA, 0.70%, 11/15/2062 (Callable 08/15/2029)(b)(c)	$1,298,486	$33,381
Series 2019-BN23, Class XA, 0.80%, 12/15/2052 (Callable 09/15/2029)(b)(c)	2,117,473	62,295
Series 2019-BN24, Class XA, 0.75%, 11/15/2062 (Callable 09/15/2029)(b)(c)	977,746	28,194
Series 2020-BN26, Class XA, 1.32%, 03/15/2063 (Callable 12/15/2029)(b)(c)	964,121	48,072
Series 2020-BN28, Class XA, 1.88%, 03/15/2063 (Callable 07/15/2030)(b)(c)	1,510,656	124,452
Series 2023-BNK45, Class XA, 1.20%, 02/15/2056 (Callable 10/15/2032)(b)(c)	993,205	59,852
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057 (Callable 06/15/2034)	415,000	449,113
BBCMS Mortgage Trust
Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032)(c)	90,000	84,036
Series 2024-C24, Class XA, 1.86%, 02/15/2057 (Callable 11/15/2033)(b)(c)	998,148	105,919
Series 2024-C26, Class A5, 5.83%, 05/15/2057 (Callable 05/15/2034)	270,000	294,569
Series 2024-C28, Class A5, 5.40%, 09/15/2057 (Callable 08/15/2034)	275,000	291,042
Series 2024-C28, Class XA, 1.33%, 09/15/2057 (Callable 05/15/2034)(b)(c)	999,820	82,662
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.38%, 03/15/2062 (Callable 01/15/2029)(b)(c)	1,242,562	56,720
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	23,393	23,337
Series 2019-B12, Class XA, 1.21%, 08/15/2052 (Callable 05/15/2029)(b)(c)	917,636	31,376
Series 2020-B18, Class XA, 1.91%, 07/15/2053 (Callable 05/15/2030)(b)(c)	379,282	21,283
Series 2020-B22, Class XA, 1.62%, 01/15/2054 (Callable 11/15/2030)(b)(c)	746,879	54,303
Series 2023-B39, Class XA, 0.72%, 07/15/2056 (Callable 03/15/2033)(b)(c)	1,832,108	72,870

The accompanying notes are an integral part of these financial statements.

53

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2023-B40, Class XA, 1.43%, 12/15/2056 (Callable 10/15/2033)(b)(c)	$969,058	$62,724
Benefit Street Partners CLO XXXI, Ltd., Series 2023-31A, Class B1, 7.63% (3 mo. Term SOFR + 2.35%), 04/25/2036 (Callable 04/25/2025)(a)	250,000	250,709
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 12/25/2024)(a)(c)	96,044	85,668
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057 (Callable 07/15/2034)	273,000	295,787
Series 2024-C9, Class XA, 1.08%, 07/15/2057 (Callable 05/15/2034)(b)(c)	1,072,810	73,737
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 7.02% (1 mo. Term SOFR + 1.92%), 08/15/2041(a)	445,000	445,913
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 03/25/2025)(a)(c)	48,878	44,852
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 10/25/2024)(a)(c)	38,026	36,562
BX Trust, Series 2024-PAT, Class A, 7.19% (1 mo. Term SOFR + 2.09%), 03/15/2041(a)	85,000	85,567
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 6.84% (1 mo. Term SOFR + 1.75%), 12/15/2037(a)	100,000	99,928
Chase Mortgage Finance Trust, Series 2007-A1, Class 4A1, 5.70%, 02/25/2037 (Callable 02/25/2028)(c)	3,711	3,690
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	289,322
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	488,291
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 08/25/2037)(a)(c)	23,376	22,756
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 10/25/2024)(a)(c)	54,978	50,372

	Par	Value
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 10/25/2024)(a)(c)	$266,392	$230,459
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 10/25/2024)(a)(c)	129,079	110,758
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 10/25/2024)(a)(c)	249,166	206,985
Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 10/25/2024)(a)(c)	149,884	128,420
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 10/25/2024)(a)(c)	316,590	270,172
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 10/25/2024)(a)(c)	366,249	333,146
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 04/25/2025)(a)(c)	78,975	79,136
Series 2024-277P, Class A, 6.34%, 08/10/2044(a)	155,000	162,912
COMM Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 08/10/2030 (Callable 08/10/2025)(a)	120,000	116,910
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	92,996
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027)(a)	100,000	90,256
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027)(a)	150,062	152,608
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 7.08% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029)(a)	70,000	70,512
Countrywide Home Loans, Inc.
Series 2004-HYB6, Class A2, 5.28%, 11/20/2034 (Callable 10/20/2024)(c)	4,094	3,949
Series 2005-11, Class 6A1, 6.04% (1 mo. Term SOFR + 0.71%), 03/25/2035 (Callable 10/25/2024)	57,206	36,374
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	90,956	89,834
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 03/25/2036)(a)(c)	20,148	18,329

The accompanying notes are an integral part of these financial statements.

54

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2020-NET, Class A, 2.26%, 08/15/2037(a)	$53,554	$51,639
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 10/25/2024)(a)(g)	76,972	72,032
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 09/25/2037)(a)(c)	168,250	151,276
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 10/25/2024)(a)(c)	147,974	132,309
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 10/25/2024)(a)(c)	120,393	102,690
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 10/25/2024)(a)(c)	298,763	257,031
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 11/25/2024)(a)(c)	162,569	146,809
Series 2021-RPL4, Class A1, 4.07%, 12/27/2060 (Callable 10/25/2024)(a)(c)	88,436	88,191
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 01/25/2025)(a)(c)	421,167	383,306
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	209,623
Series 2018-C1, Class XA, 0.32%, 10/15/2051 (Callable 07/15/2028)(b)(c)	11,031,018	70,733
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	105,635	104,356
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	458,510
Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(b)(c)	304,465	14,612
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/2040(a)(c)	90,000	92,139
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 10/25/2024)(a)(c)	51,075	45,219
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 10/25/2024)(a)(c)	58,662	49,299

	Par	Value
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 02/25/2025)(a)(c)	$193,663	$171,444
FirstKeyHomes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	113,865	113,342
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	481,464	476,575
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 10/25/2024)(a)(c)	91,606	79,561
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 10/25/2024)(a)(c)	114,461	98,161
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 10/25/2024)(a)(c)	150,067	130,480
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 10/25/2024)(a)(c)	215,809	180,147
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 08/25/2028)(a)(c)	107,859	99,785
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2024)(a)	144,458	120,692
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	35,000	34,133
Series 2020-GC45, Class XA, 0.77%, 02/13/2053 (Callable 10/13/2029)(b)(c)	1,422,609	36,952
Series 2024-70P, Class A, 5.49%, 03/10/2041(a)(c)	425,000	428,710
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.54% (1 mo. Term SOFR + 1.45%), 05/15/2038(a)	220,000	219,720
HIH Trust, Series 2024-61P, Class A, 6.79% (1 mo. Term SOFR + 1.84%), 10/15/2041(a)	110,000	109,944
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039(a)(c)	100,000	102,268
HUD Office of the Secretary, Series 2013-37, Class LG, 2.00%, 01/20/2042	20,932	20,227
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 10/25/2024)(a)(c)	119,641	100,631
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 03/25/2025)(a)(g)	411,751	395,076

The accompanying notes are an integral part of these financial statements.

55

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
JPMBB Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 01/16/2025)(a)	$90,000	$79,741
Series 2024-OMNI, Class A, 5.80%, 10/05/2039(a)(c)	250,000	256,313
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (Callable 10/25/2024)(a)(g)	114,544	113,776
Series 2021-GS4, Class A1, 4.65%, 11/25/2060 (Callable 10/25/2024)(a)(g)	64,862	64,950
LEX 2024-BBG Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/2033(a)(c)	100,000	100,175
MF1, Ltd., Series 2022-FL8, Class AS, 6.71% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 10/17/2024)(a)	260,000	255,822
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 10/25/2024)(a)(c)	17,169	15,987
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 10/25/2024)(a)(c)	58,954	55,155
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 10/25/2024)(a)(c)	82,017	72,700
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 07/25/2029)(a)(c)	12,884	12,776
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 05/25/2036)(a)(c)	23,077	22,742
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 08/25/2036)(a)(c)	13,551	13,455
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 07/25/2050)(a)(c)	126,769	123,114
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.46% (1 mo. Term SOFR + 1.13%), 10/25/2033 (Callable 10/25/2024)	42,065	42,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	171,723
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056 (Callable 09/15/2033)(b)(c)	235,664	15,131

	Par	Value
New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 10/20/2024)(a)	$250,000	$230,666
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 06/25/2031)(a)(c)	26,453	25,446
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 09/25/2033)(a)(c)	23,296	22,275
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 10/25/2032)(a)(c)	18,094	17,536
Series 2017-5A, Class A1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 05/25/2031)(a)	15,765	15,980
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 03/25/2033)(a)(c)	64,280	62,784
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 11/25/2035)(a)(c)	135,627	134,231
Series 2018-4A, Class A1S, 5.72% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 02/25/2031)(a)	52,210	51,074
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 01/25/2034)(a)(c)	96,308	92,729
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 09/25/2040)(a)(c)	67,735	64,073
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 10/25/2024)(a)(c)	19,494	18,491
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 10/25/2024)(a)(c)	45,538	42,755
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 10/25/2024)(a)(c)	237,174	209,979
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 10/25/2024)(a)(c)	378,238	337,361
NJ Trust 2023-GSP, Series 2023-GSP, Class A, 6.70%, 01/06/2029(a)(c)	175,000	185,755
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 10/25/2024)(a)(c)	242,322	208,704
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 10/25/2024)(a)(c)	138,323	123,575
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 10/25/2024)(a)(c)	152,124	125,992

The accompanying notes are an integral part of these financial statements.

56

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 01/25/2025)(a)(c)	$328,851	$296,466
Pretium Mortgage Credit Partners LLC
Series 2021-NPL2, Class A1, 4.99%, 06/27/2060 (Callable 10/27/2024)(a)(g)	131,749	130,913
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051 (Callable 10/25/2024)(a)(g)	110,454	109,228
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (Callable 10/25/2024)(a)(g)	199,200	199,338
Series 2021-RN2, Class A1, 4.74%, 07/25/2051 (Callable 10/25/2024)(a)(g)	104,139	102,986
Progress Residential Trust
Series 2021-SFR1, Class A, 1.05%, 04/17/2038(a)	397,382	380,303
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	367,514	353,625
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	326,664	308,678
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (Callable 04/17/2025)(a)	107,230	104,319
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	297,982	296,624
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(a)	97,077	96,680
Series 2022-SFR7, Class A, 4.75%, 10/27/2039(a)	143,608	144,636
PRPM Trust
Series 2020-6, Class A1, 5.36%, 11/25/2025 (Callable 10/25/2024)(a)(g)	39,712	39,863
Series 2021-3, Class A1, 4.87%, 04/25/2026 (Callable 10/25/2024)(a)(g)	77,097	76,887
Series 2021-4, Class A1, 4.87%, 04/25/2026 (Callable 10/25/2024)(a)(g)	152,582	152,463
Series 2021-5, Class A1, 4.79%, 06/25/2026 (Callable 10/25/2024)(a)(g)	145,844	145,306
Series 2021-6, Class A1, 4.79%, 07/25/2026 (Callable 10/25/2024)(a)(g)	115,877	115,385
Series 2021-7, Class A1, 4.87%, 08/25/2026 (Callable 10/25/2024)(a)(g)	195,612	195,115
Series 2021-9, Class A1, 2.36%, 10/25/2026 (Callable 10/25/2024)(a)(g)	257,557	257,766

	Par	Value
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027)(a)	$50,000	$51,353
Seasoned Credit Risk Transfer Trust Series, Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 11/25/2041)	60,157	55,717
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	72,255
Series 2020-COVE, Class A, 2.63%, 03/15/2037(a)	355,000	331,391
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 10/25/2024)(a)(c)	216,306	178,855
SHR Trust, Series 2024-LXRY, Class A, 7.05% (1 mo. Term SOFR + 1.95%), 10/15/2041(a)	450,000	450,958
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 10/25/2024)(a)(c)	13,268	12,842
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 10/25/2024)(a)(c)	97,664	91,308
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 10/25/2024)(a)(c)	36,589	34,135
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 11/25/2024)(a)(c)	243,369	214,697
TowdPoint Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 12/25/2027)(a)(c)	13,227	12,997
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 02/25/2028)(a)(c)	48,811	47,925
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 12/25/2030)(a)(c)	58,190	57,145
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028)(a)(c)	164,973	160,651
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 02/25/2031)(a)	114,986	104,702
Series 2021-R1, Class A1, 2.92%, 11/30/2060(a)(c)	397,604	337,466
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039(a)	503,812	494,699

The accompanying notes are an integral part of these financial statements.

57

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033(a)(c)	$325,000	$344,001
VCAT Asset Securitization LLC
Series 2021-NPL2, Class A1, 5.12%, 03/27/2051 (Callable 10/25/2024)(a)(g)	6,897	6,870
Series 2021-NPL3, Class A1, 4.74%, 05/25/2051 (Callable 10/25/2024)(a)(g)	5,870	5,813
Series 2021-NPL4, Class A1, 4.87%, 08/25/2051 (Callable 10/25/2024)(a)(g)	33,438	33,081
Series 2021-NPL5, Class A1, 4.87%, 08/25/2051 (Callable 10/25/2024)(a)(g)	116,683	115,360
Series 2021-NPL6, Class A1, 4.92%, 09/25/2051 (Callable 10/25/2024)(a)(g)	279,820	277,118
VericrestOpportunity Loan Transferee
Series 2021-CF1, Class A1, 4.99%, 08/25/2051 (Callable 10/25/2024)(a)(g)	132,244	132,223
Series 2021-NPL8, Class A1, 5.12%, 04/25/2051 (Callable 10/25/2024)(a)(g)	100,772	100,270
Series 2021-NPL9, Class A1, 4.99%, 05/25/2051 (Callable 10/25/2024)(a)(g)	50,870	50,413
Verus Securitization Trust
Series 2019-4, Class A1B, 4.14%, 11/25/2059 (Callable 10/25/2024)(a)(c)	21,654	21,418
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 10/25/2024)(a)(c)	60,493	54,707
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 10/25/2024)(a)(c)	102,362	87,725
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 10/25/2024)(a)(c)	263,593	225,851
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025)(a)(c)	164,210	149,978
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 10/25/2024)(a)(c)	61,892	56,771
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 01/25/2025)(a)(g)	258,183	240,879
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%, 05/15/2048 (Callable 04/15/2025)	265,000	262,341

	Par	Value
Series 2024-C63, Class XA, 1.21%, 08/15/2057 (Callable 05/15/2034)(b)(c)	$1,360,442	$105,190
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,736,690)		25,004,092
ASSET-BACKED SECURITIES - 7.6%
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 01/18/2028 (Callable 01/15/2025)(a)	145,000	145,620
Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026)(a)	125,000	126,699
Affirm, Inc., Series 2024-B, Class A, 4.62%, 09/15/2029 (Callable 09/15/2026)(a)	340,000	340,276
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026)(a)	210,000	214,556
American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.09%, 11/12/2027 (Callable 05/12/2026)(a)	125,000	125,581
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A B, Class B, 5.37%, 01/21/2031 (Callable 03/20/2028)(a)	100,000	102,587
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026)(a)	150,753	151,172
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 03/15/2029)(a)	140,000	143,881
Avis Budget Car Rental LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028(a)	140,000	145,067
Series 2024-1A, Class A, 5.36%, 06/20/2030 (Callable 06/20/2029)(a)	110,000	113,251
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	165,000	169,648
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 6.69% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026)(a)	420,000	419,972
Battalion CLO XXV Ltd., Series 2024-25, Class B, 7.47% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026)(a)	315,000	314,946
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/2034 (Callable 11/17/2027)(a)	9,240	9,163

The accompanying notes are an integral part of these financial statements.

58

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Carvana Auto Receivables Trust, Series 2022-P2, Class A3, 4.13%, 04/12/2027 (Callable 01/10/2028)	$198,192	$197,416
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 10/15/2024)(a)	89,945	87,062
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 10/15/2024)(a)	87,206	79,136
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 10/15/2024)(a)	94,245	88,603
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	107,484	108,162
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 05/15/2035 (Callable 05/15/2026)(a)	168,823	170,342
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 06/15/2027)	65,000	65,932
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91%, 08/16/2027 (Callable 05/15/2027)(a)	117,800	118,130
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68%, 03/15/2034 (Callable 06/15/2027)(a)	140,000	142,832
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028)(a)	305,000	315,068
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027)(a)	598,088	524,655
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (Callable 11/20/2027)(a)	110,000	112,546
Domino’s SPV Guarantor LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 10/25/2024)(a)	180,025	178,675
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026)(a)	72,000	68,597
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025)(a)	481,388	444,231
DT Auto Owner Trust, Series 2023-2A, Class B, 5.41%, 02/15/2029 (Callable 10/15/2026)(a)	110,000	110,229
Elmwood CLO 19, Ltd., Series 2022-6A, Class BR, 7.69% (3 mo. Term SOFR + 2.40%), 10/17/2036 (Callable 10/17/2025)(a)	285,000	286,321

	Par	Value
Elmwood CLO 23, Ltd., Series 2023-2A, Class B, 7.54% (3 mo. Term SOFR + 2.25%), 04/16/2036 (Callable 04/16/2025)(a)	$250,000	$250,992
Enterprise Fleet Financing
Series 2023-1, Class A3, 5.42%, 10/22/2029 (Callable 11/20/2026)(a)	145,000	147,976
Series 2024-1, Class A3, 5.16%, 09/20/2030 (Callable 06/20/2027)(a)	60,000	61,632
Exeter Automobile Receivables Trust
Series 2020-1A, Class D, 2.73%, 12/15/2025 (Callable 10/15/2024)(a)	6,882	6,876
Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 11/15/2027)	60,000	60,246
Flagship Credit Auto Trust
Series 2022-3, Class B, 4.69%, 07/17/2028 (Callable 03/15/2027)(a)	204,000	203,366
Series 2023-1, Class B, 5.05%, 01/18/2028 (Callable 04/15/2027)(a)	53,000	53,202
Series 2023-2, Class B, 5.21%, 05/15/2028 (Callable 07/15/2027)(a)	136,000	136,723
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028)(a)	55,000	56,419
GTP Acquisition Partners I LLC, Series 2015-1-2, 3.48%, 06/16/2025 (Callable 11/01/2024)(a)	300,000	296,677
Hertz Vehicle Financing LLC, Series 2023-3A, Class A, 5.94%, 02/25/2028(a)	370,000	380,057
Madison Park Funding Ltd., Series 2024-67A, Class A1, 6.80% (3 mo. Term SOFR + 1.51%), 04/25/2037 (Callable 04/25/2026)(a)	420,000	420,815
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 03/15/2030)(a)	91,429	80,897
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 08/15/2030)(a)	152,810	135,314
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(a)	192,988	197,596

The accompanying notes are an integral part of these financial statements.

59

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Octagon Investment Partners Ltd., Series 2023-2A, Class B, 7.63% (3 mo. Term SOFR + 2.35%), 04/20/2036 (Callable 04/20/2025)(a)	$280,000	$280,781
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026)(a)	315,000	314,074
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027)(a)	175,000	175,303
RR, Ltd.
Series 2022-23A, Class A2R, 7.95% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025)(a)	420,000	422,284
Series 2023-26A, Class A2, 7.55% (3 mo. Term SOFR + 2.25%), 04/15/2038 (Callable 04/15/2025)(a)	250,000	250,454
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 09/15/2026)	115,000	115,108
Series 2023-3, Class B, 5.61%, 07/17/2028 (Callable 01/15/2027)	190,000	192,534
Series 2023-4, Class B, 5.77%, 12/15/2028 (Callable 02/15/2027)	195,000	199,067
SBA Tower Trust, Series 2019-1, 2.84%, 01/15/2025 (Callable 11/01/2024)(a)	155,000	153,893
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 01/22/2029 (Callable 11/20/2026)(a)	70,000	70,916
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 09/20/2029)(a)	100,000	103,148
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/2029 (Callable 10/20/2027)(a)	155,000	159,336
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026)(a)	180,000	184,263
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027)(a)	100,000	103,093
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (Callable 07/30/2027)(a)	185,000	191,211

	Par	Value
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 12/20/2024)(a)	$100,000	$96,641
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026)(a)	725,085	652,482
Texas Debt Capital CLO Ltd., Series 2023-1A, Class B, 7.58% (3 mo. Term SOFR + 2.30%), 04/20/2036 (Callable 04/20/2025)(a)	250,000	250,560
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 08/17/2026 (Callable 03/15/2026)(a)	4,422	4,424
Venture CDO Ltd., Series 2021-42A, Class A1A, 6.69% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 10/15/2024)(a)	410,000	409,296
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027)(a)	205,000	208,567
Wellfleet CLO Ltd., Series 2019-XA, Class A1R, 6.71% (3 mo. Term SOFR + 1.43%), 07/20/2032 (Callable 10/20/2024)(a)	367,508	367,718
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 12/15/2024)(a)	74,590	72,480
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 01/18/2028 (Callable 08/15/2026)(a)	60,000	60,314
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 12/05/2024)(a)	197,000	185,491
World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.03%, 05/15/2029 (Callable 09/15/2026)	100,000	101,548
TOTAL ASSET-BACKED SECURITIES (Cost $13,224,961)		13,434,130
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.5%
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	176,960
5.00%, 07/15/2032 (Callable 04/15/2032)(a)	200,000	203,300
Hungary Government International Bond
6.13%, 05/22/2028(a)	200,000	208,746
5.50%, 03/26/2036(a)	200,000	201,733
Mexico Government International Bond
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	349,739

The accompanying notes are an integral part of these financial statements.

60

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
6.00%, 05/07/2036 (Callable 02/07/2036)	$640,000	$653,403
Peruvian Government International Bond
3.00%, 01/15/2034 (Callable 10/15/2033)	40,000	34,422
5.38%, 02/08/2035 (Callable 11/08/2034)	95,000	97,627
Romanian Government International Bond
5.88%, 01/30/2029(a)	404,000	414,444
3.00%, 02/14/2031	338,000	295,537
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,654,214)		2,635,911
MUNICIPAL BONDS - 1.3%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	101,882	116,296
Chicago Transit Authority Sales Tax Receipts Fund, 3.91%, 12/01/2040	20,000	17,874
Commonwealth of Massachusetts, 4.11%, 07/15/2031	106,923	106,194
County of Riverside CA
2.96%, 02/15/2027	345,000	337,397
3.07%, 02/15/2028	345,000	335,700
Dallas Fort Worth International Airport, Series A, 4.51%, 11/01/2051 (Callable 11/01/2032)	25,000	23,432
District of Columbia, 3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	125,000	103,805
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	18,621
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	104,948
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	230,000	225,196
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	385,488
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	40,246
State Board of Administration Finance Corp., 1.26%, 07/01/2025	250,000	244,065
State of California, 7.30%, 10/01/2039	60,000	72,317
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	218,259	225,883
TOTAL MUNICIPAL BONDS (Cost $2,443,498)		2,357,462

	Units	Value
SHORT-TERM INVESTMENTS - 3.6%
Investments Purchased with Proceeds from Securities Lending - 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(h)	675,717	$675,717
	Shares
Money Market Funds - 3.2%
JPMorgan U.S. Government Money Market Fund - Class IM, 4.86%(h)	5,755,963	5,755,963
TOTAL SHORT-TERM INVESTMENTS (Cost $6,431,680)		6,431,680
TOTAL INVESTMENTS - 111.4% (Cost $204,763,422)		$196,875,702
Liabilities in Excess of Other Assets - (11.4)%		(20,139,642)
TOTAL NET ASSETS - 100.0%		$176,736,060

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term
1 Year
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $42,156,643 or 23.9% of the Fund’s net assets.

(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(d)	To-be-announced security.
(e)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $658,132 which represented 0.4% of net assets.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

61

GuideMark Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
(g)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $1,002,041.
Schedule of Futures Contracts

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Future	44	12/19/2024	$5,028,375	$(33,250)
U.S. Treasury 2 Year Note Future	131	12/31/2024	27,279,727	(24,328)
				$(57,578)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10 Year Note Future	(29)	12/19/2024	$ 3,430,609	$22,490
U.S. Treasury Long Bond Future	(15)	12/19/2024	1,862,813	11,403
U.S. Treasury Ultra Bond Future	(11)	12/19/2024	1,464,031	42,170
				$76,063
Total Unrealized Appreciation (Depreciation)				$18,485

Schedule of Centrally Cleared Interest Rate Swap Contracts

Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000s)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
4.96%	SOFR	3.74%	Annually	06/12/2035	$50	$0	$(1,928)	$(1,928)
4.96%	SOFR	3.87%	Annually	06/12/2035	100	0	(4,870)	(4,870)
4.96%	SOFR	3.88%	Annually	06/12/2035	35	0	(1,719)	(1,719)
4.96%	SOFR	3.67%	Annually	06/12/2035	345	0	(11,084)	(11,084)
4.96%	SOFR	3.66%	Annually	06/12/2035	345	(22)	(10,612)	(10,634)
4.06%	SOFR	3.65%	Annually	06/12/2035	170	0	(5,202)	(5,202)
4.96%	SOFR	3.65%	Annually	06/12/2035	190	0	(5,677)	(5,677)
4.96%	SOFR	1.56%	Annually	12/15/2051	565	(3,190)	200,831	197,641
4.96%	SOFR	2.88%	Annually	03/15/2053	310	3,441	26,987	30,428
4.96%	SOFR	2.97%	Annually	03/15/2053	990	3,036	77,412	80,448
4.96%	SOFR	3.59%	Annually	09/20/2053	285	1,183	(14,317)	(13,134)
Total Interest Rate Swaps						$4,448	$249,821	$254,269

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
The accompanying notes are an integral part of these financial statements.

62

GuidePath Growth Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Domestic Equity Funds - 73.3%
AMCAP Fund - Class F-3	1,148,078	$51,537,208
American Funds - New Economy Fund - Class F-3	524,270	34,617,522
American Funds - New Perspective Fund - Class F-3	778,898	51,446,205
American Funds - Smallcap World Fund, Inc. - Class F-3	696,841	50,576,707
American Funds - The Growth Fund of America - Class F-3	1,115,314	86,771,458
American Funds - The Investment Company of America - Class F-3	578,220	35,161,539
American Funds Fundamental Investors - Class F-3	396,266	33,841,112
Invesco QQQ Trust Series 1	20,979	10,239,221
iShares Core S&P Small-Cap ETF	778,667	91,072,892
Schwab U.S. Large-Cap ETF(a)	2,400,872	162,899,165
Schwab U.S. Large-Cap Growth ETF(a)	839,128	87,420,355
SPDR S&P 600 Small Cap Growth ETF(a)	191,035	17,787,269
Vanguard Russell 1000 Growth ETF(a)	542,025	52,316,253
Vanguard Russell 2000 Growth(a)	124,449	25,792,055
Vanguard S&P 500 ETF	412,385	217,603,193
Vanguard Value ETF(a)	63,635	11,108,762
		1,020,190,916
Emerging Market Equity Funds - 5.9%
iShares Core MSCI Emerging Markets ETF	1,435,493	82,411,653
International Equity Funds - 17.2%
iShares Core MSCI Europe ETF(a)	63,910	3,894,036
iShares MSCI ACWI ETF(a)	472,611	56,500,645
JPMorgan BetaBuilders Canada ETF(a)	318,284	23,008,751
Vanguard FTSE All World ex-US Small-Cap ETF(a)	200,423	25,245,281
Vanguard FTSE Developed Markets ETF(a)	2,464,416	130,145,809
		238,794,522
Real Estate Funds - 2.5%
Vanguard Global ex-U.S. Real Estate ETF	253,919	11,911,340
Vanguard Real Estate ETF (a)	231,140	22,517,659
		34,428,999
TOTAL INVESTMENT COMPANIES (Cost $854,592,513)		1,375,826,090

	Units	Value
SHORT-TERM INVESTMENTS - 18.7%
Investments Purchased with Proceeds from Securities Lending - 17.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(b)	245,268,249	$245,268,249
	Shares
Money Market Funds - 1.1%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(b)	15,153,182	15,153,182
TOTAL SHORT-TERM INVESTMENTS (Cost $260,421,431)		260,421,431
TOTAL INVESTMENTS - 117.6% (Cost $1,115,013,944)		$1,636,247,521
Liabilities in Excess of Other Assets - (17.6)%		(245,185,402)
TOTAL NET ASSETS - 100.0%		$1,391,062,119

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $239,737,452 which represented 17.2% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

63

GuidePath Conservative Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Alternative Funds - 1.7%
SPDR Gold MiniShares Trust(a)	188,136	$9,807,530
Domestic Equity Funds - 25.5%
American Funds - Mutual Fund - Class F-3	244,864	14,508,176
American Funds - Washington Mutual Investors Fund - Class F-3	223,393	14,370,872
iShares Core S&P Small-Cap ETF(b)	160,993	18,829,741
iShares Global 100 ETF(b)	49,856	4,943,721
iShares MSCI USA Min Vol Factor ETF	154,918	14,145,563
SPDR MSCI World StrategicFactors ETF	38,272	4,929,238
Vanguard High Dividend Yield ETF(b)	109,704	14,064,053
Vanguard S&P 500 ETF(b)	73,376	38,718,314
Vanguard Value ETF(b)	115,480	20,159,344
		144,669,022
Domestic Fixed Income Funds - 44.6%
American Funds - High-Income Trust - Class F-3	1,409,741	13,942,341
American Funds - The Bond Fund of America - Class F-3	1,810,450	21,055,539
American Funds Multi-Sector Income Fund - Class F-3	2,184,353	20,947,948
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	38,190	2,046,602
iShares 7-10 Year Treasury Bond ETF	211,579	20,760,132
iShares Broad USD High Yield Corporate Bond ETF(b)	297,679	11,207,614
iShares Broad USD Investment Grade Corporate Bond ETF(b)	98,485	5,178,341
iShares Core U.S. Aggregate Bond ETF	205,256	20,786,275
iShares iBoxx High Yield Corporate Bond ETF(b)	32,552	2,613,926
iShares TIPS Bond ETF(b)	67,865	7,497,047
SPDR Portfolio Short Term Treasury ETF	90,969	2,675,398
Vanguard High-Yield Corporate Fund - Class Admiral	7,426,884	40,996,402
Vanguard Intermediate-Term Corporate Bond ETF(b)	74,808	6,265,170
Vanguard Long-Term Treasury ETF	229,395	14,116,968
Vanguard Mortgage-Backed Securities ETF(b)	261,321	12,336,964
Vanguard Short-Term Corporate Bond ETF(b)	25,657	2,037,679
Vanguard Total Bond Market ETF	22,343	1,678,183
WisdomTree Floating Rate Treasury Fund	927,156	46,561,774
		252,704,303

	Shares	Value
Emerging Market Equity Funds - 1.5%
iShares Core MSCI Emerging Markets ETF(b)	152,218	$8,738,835
Emerging Markets Fixed Income Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	120,438	11,270,588
Hybrid Funds - 14.5%
American Funds - Capital Income Builder, Inc. - Class F-3	291,597	21,487,791
American Funds - The Income Fund of America - Class F-3	825,550	21,414,772
iShares Core Aggressive Allocation ETF(b)	267,781	21,130,599
iShares Core Growth Allocation ETF(b)	302,260	17,905,882
		81,939,044
International Equity Funds - 7.3%
American Funds - Capital World Growth and Income Fund - Class F-3	142,943	9,855,943
iShares Core MSCI Europe ETF(b)	49,694	3,027,855
iShares MSCI EAFE Min Vol Factor ETF(b)	59,110	4,533,737
JPMorgan BetaBuilders Canada ETF(b)	51,769	3,742,381
Vanguard FTSE Developed Markets ETF(b)	384,275	20,293,563
		41,453,479
International Fixed Income Funds - 0.6%
SPDR Bloomberg International Treasury Bond ETF(b)	61,355	1,433,253
Vanguard Total International Bond ETF	40,628	2,042,776
		3,476,029
Real Estate Funds - 1.1%
Vanguard Global ex-U.S. Real Estate ETF	32,871	1,541,978
Vanguard Real Estate ETF(b)	47,611	4,638,264
		6,180,242
TOTAL INVESTMENT COMPANIES (Cost $474,985,392)		560,239,072
	Units
SHORT-TERM INVESTMENTS - 23.4%
Investments Purchased with Proceeds from Securities Lending - 22.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	126,623,588	126,623,588

The accompanying notes are an integral part of these financial statements.

64

GuidePath Conservative Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 1.0%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(c)	5,767,238	$5,767,238
TOTAL SHORT-TERM INVESTMENTS (Cost $132,390,826)		132,390,826
TOTAL INVESTMENTS - 122.2% (Cost $607,376,218)		$692,629,898
Liabilities in Excess of Other Assets - (22.2)%		(125,971,960)
TOTAL NET ASSETS - 100.0%		$566,657,938

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $123,964,045 which represented 21.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

65

GuidePath Tactical Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.1%
Biotechnology - 8.1%
Regeneron Pharmaceuticals, Inc.(a)	21,243	$22,331,491
United Therapeutics Corp.(a)	45,484	16,299,192
Vertex Pharmaceuticals, Inc.(a)	32,864	15,284,389
		53,915,072
Building Products - 1.4%
Builders FirstSource, Inc.(a)	49,203	9,538,494
Electric Utilities - 6.1%
NRG Energy, Inc.	183,839	16,747,733
OGE Energy Corp.	63,478	2,603,867
Vistra Corp.	181,811	21,551,876
		40,903,476
Financial Services - 0.7%
MGIC Investment Corp.	180,479	4,620,262
Food & Staples Retailing - 3.2%
Sprouts Farmers Market, Inc.(a)(b)	193,548	21,369,635
Food Products - 1.4%
Pilgrim's Pride Corp.(a)(b)	203,698	9,380,293
Household Durables - 9.3%
DR Horton, Inc.	110,396	21,060,245
PulteGroup, Inc.	148,286	21,283,490
Taylor Morrison Home Corp.(a)	170,432	11,974,552
Toll Brothers, Inc.	47,201	7,292,082
		61,610,369
Household Products - 2.9%
Procter & Gamble Co.	111,289	19,275,255
Insurance - 14.0%
Aflac, Inc.	222,812	24,910,382
Arch Capital Group Ltd.(a)	149,198	16,692,272
Everest Group Ltd.	42,230	16,546,981
Hartford Financial Services Group, Inc.	212,116	24,946,963
Unum Group	165,833	9,857,113
		92,953,711
Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A	94,413	15,658,396
Meta Platforms, Inc. - Class A	36,132	20,683,402
		36,341,798
Machinery - 1.4%
Snap-on, Inc.	33,128	9,597,513
Metals & Mining - 1.6%
Steel Dynamics, Inc.	84,958	10,711,505
Oil, Gas & Consumable Fuels - 1.8%
CNX Resources Corp.(a)(b)	190,981	6,220,251
PBF Energy, Inc. - Class A	175,026	5,417,055
		11,637,306

	Shares	Value
Professional Services - 1.2%
Science Applications International Corp.	59,372	$8,268,738
Semiconductors & Semiconductor Equipment - 3.4%
NVIDIA Corp.	186,178	22,609,456
Software - 4.6%
Microsoft Corp.	71,685	30,846,056
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	128,135	29,855,455
TOTAL COMMON STOCKS (Cost $320,454,643)		473,434,394
INVESTMENT COMPANIES - 26.8%
Alternative Funds - 2.0%
ProShares Ultra S&P 500	146,833	13,239,931
Domestic Equity Funds - 24.8%
iShares Core S&P 500 ETF	274,818	158,520,519
Vanguard S&P 500 ETF	12,481	6,585,849
		165,106,368
TOTAL INVESTMENT COMPANIES (Cost $177,998,674)		178,346,299
	Units
SHORT-TERM INVESTMENTS - 7.3%
Investments Purchased with Proceeds from Securities Lending - 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	34,967,511	34,967,511
	Shares
Money Market Funds - 2.0%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(c)	13,531,848	13,531,848
TOTAL SHORT-TERM INVESTMENTS (Cost $48,499,359)		48,499,359
TOTAL INVESTMENTS - 105.2% (Cost $546,952,676)		$700,280,052
Liabilities in Excess of Other Assets - (5.2)%		(34,430,278)
TOTAL NET ASSETS - 100.0%		$665,849,774

The accompanying notes are an integral part of these financial statements.

66

GuidePath Tactical Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $35,265,914 which represented 5.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

67

GuidePath Absolute Return Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Alternative Funds - 4.8%
ProShares Investment Grade-Interest Rate Hedged ETF	132,070	$10,172,031
Domestic Equity - 2.5%
DoubleLine Shiller Enhanced CAPE - Class I	348,563	5,371,355
Domestic Fixed Income Funds - 85.3%
BlackRock Low Duration Bond Portfolio - Class Institutional	1,674,036	15,334,165
DoubleLine Core Fixed Income Fund - Class I	500,890	4,753,443
DoubleLine Flexible Income Fund - Class I	877,370	7,659,444
DoubleLine Low Duration Bond Fund - Class I	1,582,166	15,299,544
DoubleLine Total Return Bond Fund - Class I	2,334,684	21,082,198
iShares High Yield Systematic Bond ETF(a)	222,752	10,705,461
Schwab Short-Term U.S. Treasury ETF	518,818	25,411,706
SPDR Bloomberg Investment Grade Floating Rate ETF	618,221	19,072,118
SPDR Portfolio Short Term Treasury ETF	72,023	2,118,197
T Rowe Price Institutional Floating Rate Fund - Class I	835,683	7,897,200
Vanguard High-Yield Corporate Fund - Class Admiral	3,462,287	19,111,822
Vanguard Long-Term Treasury ETF	42,597	2,621,419
Vanguard Mortgage-Backed Securities ETF(a)	403,601	19,054,003
Vanguard Short-Term Corporate Bond ETF(a)	53,438	4,244,046
Vanguard Total Bond Market ETF	91,601	6,880,151
		181,244,917
Emerging Markets Fixed Income Funds - 2.5%
Vanguard Emerging Markets Government Bond ETF	80,996	5,375,705
Opportunistic Fixed Income Funds - 3.6%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	796,875	7,689,839
TOTAL INVESTMENT COMPANIES (Cost $203,927,696)		209,853,847

	Units	Value
SHORT-TERM INVESTMENTS - 10.8%
Investments Purchased with Proceeds from Securities Lending - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(b)	21,132,013	$21,132,013
	Shares
Money Market Funds - 0.9%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(b)	1,823,196	1,823,196
TOTAL SHORT-TERM INVESTMENTS (Cost $22,955,209)		22,955,209
TOTAL INVESTMENTS - 109.5% (Cost $226,882,905)		$232,809,056
Liabilities in Excess of Other Assets - (9.5)%		(20,226,509)
TOTAL NET ASSETS - 100.0%		$212,582,547

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $20,595,651 which represented 9.7% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

68

GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Domestic Equity Funds - 33.0%
BlackRock High Equity Income Fund - Class Institutional	52,448	$1,558,743
Global X U.S. Preferred ETF(a)	180,679	3,754,510
Invesco S&P 500 BuyWrite ETF	61,552	1,405,848
iShares Select Dividend ETF	27,395	3,700,243
Schwab U.S. Dividend Equity ETF(a)	131,554	11,120,260
SPDR Portfolio S&P 500 High Dividend ETF(a)	54,812	2,502,168
Vanguard High Dividend Yield ETF(a)	37,988	4,870,061
Vanguard S&P 500 ETF(a)	1,171	617,901
WisdomTree U.S. LargeCap Dividend Fund	47,263	3,712,981
WisdomTree U.S. SmallCap Dividend Fund(a)	47,477	1,637,482
		34,880,197
Domestic Fixed Income Funds - 33.9%
Blackrock Flexible Income ETF(a)	44,200	2,366,026
iShares 0-5 Year High Yield Corporate Bond ETF(a)	142,438	6,184,658
iShares Aaa - A Rated Corporate Bond ETF	24,629	1,210,515
iShares Broad USD Investment Grade Corporate Bond ETF(a)	26,276	1,381,592
iShares Convertible Bond ETF	19,063	1,595,001
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,920	781,822
Schwab 5-10 Year Corporate Bond ETF(a)	26,140	1,206,622
SPDR Portfolio Aggregate Bond ETF	15,939	416,646
SPDR Portfolio Long Term Corporate Bond ETF(a)	43,263	1,045,234
SPDR Portfolio Short Term Treasury ETF	25,521	750,573
T Rowe Price Institutional Floating Rate Fund - Class I	248,766	2,350,837
Vanguard High-Yield Corporate Fund - Class Admiral	1,236,276	6,824,245
Vanguard Intermediate-Term Treasury ETF(a)	6,311	381,311
Vanguard Long-Term Treasury ETF(a)	47,317	2,911,888
WisdomTree Floating Rate Treasury Fund	126,696	6,362,673
		35,769,643
Emerging Market Equity Funds - 4.6%
iShares Emerging Markets Dividend ETF	168,714	4,842,092
Emerging Markets Fixed Income Funds - 1.5%
Vanguard Emerging Markets Government Bond ETF(a)	23,412	1,553,854
International Equity Funds - 14.9%
iShares International Dividend Growth ETF(a)	28,691	2,140,062

	Shares	Value
iShares International Select Dividend ETF(a)	219,868	$6,646,609
SPDR S&P Global Dividend ETF	21,567	1,438,105
SPDR S&P International Dividend ETF	40,817	1,567,209
Vanguard International High Dividend Yield ETF	53,940	3,960,275
		15,752,260
International Fixed Income Funds - 2.2%
Janus Henderson AAA CLO ETF(a)	45,644	2,322,367
Multi-Asset Funds - 5.0%
Loomis Sayles Global Allocation Fund - Class Y	196,317	5,290,752
Opportunistic Fixed Income Funds - 0.7%
iShares Fallen Angels USD Bond ETF(a)	24,983	683,035
Real Estate Funds - 2.8%
Vanguard Real Estate ETF(a)	30,790	2,999,562
TOTAL INVESTMENT COMPANIES (Cost $86,838,817)		104,093,762
	Units
SHORT-TERM INVESTMENTS - 31.2%
Investments Purchased with Proceeds from Securities Lending - 29.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(b)	31,474,570	31,474,570
	Shares
Money Market Funds - 1.4%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(b)	1,508,300	1,508,300
TOTAL SHORT-TERM INVESTMENTS (Cost $32,982,870)		32,982,870
TOTAL INVESTMENTS - 129.8% (Cost $119,821,687)		$137,076,632
Liabilities in Excess of Other Assets - (29.8)%		(31,472,127)
TOTAL NET ASSETS - 100.0%		$105,604,505

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $30,798,805 which represented 29.2% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

69

GuidePath Flexible Income Allocation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
Alternative Funds - 15.4%
JPMorgan Hedged Equity Fund - Select Shares - Class I	108,471	$3,550,270
JPMorgan Research Market Neutral Fund - Class I(a)	220,846	3,478,319
Stone Ridge Diversified Alternatives Fund - Class I	2,467,834	27,738,449
Vanguard Market Neutral Fund - Class Institutional(a)	566,883	8,134,767
		42,901,805
Domestic Equity Funds - 1.3%
Goldman Sachs US Equity Dividend and Premium Fund - Class Institutional	101,377	1,771,054
JPMorgan Equity Premium Income ETF(b)	29,688	1,766,733
		3,537,787
Domestic Fixed Income Funds - 66.5%
iShares Broad USD High Yield Corporate Bond ETF(b)	577,913	21,758,424
iShares Convertible Bond ETF	157,842	13,206,640
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,695	13,410,161
JPMorgan Short Duration Core Plus Fund - Class I	973,381	9,130,317
Pacer Pacific Asset Floating Rate High Income ETF(b)	80,883	3,841,134
SPDR Bloomberg High Yield Bond ETF(b)	193,023	18,875,719
SPDR Bloomberg Short Term High Yield Bond ETF(b)	218,209	5,618,882
Vanguard High-Yield Corporate Fund - Class Admiral	7,553,528	41,695,474
Vanguard Long-Term Treasury ETF(b)	593,522	36,525,344
Xtrackers USD High Yield Corporate Bond ETF(b)	590,002	21,782,874
		185,844,969
Emerging Markets Fixed Income Funds - 4.8%
Vanguard Emerging Markets Government Bond ETF(b)	201,988	13,405,944
Opportunistic Fixed Income Funds - 9.2%
Eaton Vance Strategic Income Fund - Class I	626,779	4,224,488
JPMorgan Income Fund - Class I	1,350,868	11,603,954
JPMorgan Unconstrained Debt Fund - Class I	1,000,215	9,852,122
		25,680,564
TOTAL INVESTMENT COMPANIES (Cost $257,890,345)		271,371,069

	Units	Value
SHORT-TERM INVESTMENTS - 27.9%
Investments Purchased with Proceeds from Securities Lending - 25.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	70,730,790	$70,730,790
	Shares
Money Market Funds - 2.6%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(c)	7,203,531	7,203,531
TOTAL SHORT-TERM INVESTMENTS (Cost $77,934,321)		77,934,321
TOTAL INVESTMENTS - 125.1% (Cost $335,824,666)		349,305,390
Liabilities in Excess of Other Assets - (25.1)%		(70,073,021)
TOTAL NET ASSETS - 100.0%		$279,232,369

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,990,965 or 1.43% of total net assets as of September 30, 2024.

(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $69,105,609 which represented 24.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

70

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS-92.6%
Certificates of Deposit - 57.0%
Bank of America NA, 5.40%, 01/06/2025	$7,000,000	$7,011,359
Bank of Nova Scotia, 5.17%, 08/21/2025	10,000,000	9,999,833
Bank of Nova Scotia, 5.10%, 07/14/2025	500,000	499,887
BNP Paribas, 5.27%, 10/04/2024	10,000,000	10,000,008
BNP Paribas, 5.20%, 12/19/2024	8,000,000	8,005,404
Canadian Imperial Bank of Commerce, 5.14%, 03/06/2025	7,000,000	7,005,321
Canadian Imperial Bank of Commerce, 5.09%, 02/13/2025	2,500,000	2,501,197
Cooperatieve Rabobank UA, 5.13%, 02/04/2025	3,000,000	3,002,121
Cooperatieve Rabobank UA, 5.02%, 11/04/2024	5,000,000	5,000,000
DG Bank, 5.47%, 12/04/2024	4,000,000	4,004,461
DNB Bank ASA, 4.80%, 10/02/2024	8,000,000	8,000,000
Mizuho Bank Ltd., 5.06%, 02/14/2025	7,000,000	7,000,870
MUFG Bank Ltd., 5.08%, 03/03/2025	5,000,000	5,001,113
MUFG Bank Ltd., 5.47%, 11/12/2024	4,500,000	4,500,000
Nordea Bank ABP, 5.02%, 04/11/2025	5,000,000	4,999,750
Oversea Chinese Banking Corp., Ltd., 5.07%, 06/13/2025	4,000,000	3,999,318
Royal Bank of Canada, 4.27%, 06/17/2025	10,000,000	9,999,528
Skandinaviska Enskilda Banken, 5.25%, 10/08/2024	10,000,000	10,000,019
Sumitomo Mitsui Banking Corp., 4.80%, 10/03/2024	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp., 5.08%, 02/14/2025	8,000,000	8,001,631
Svenska Handelsbanken, 5.37%, 10/04/2024	10,000,000	10,000,000
Toronto Dominion Bank, 5.97%, 10/07/2024	11,000,000	11,000,000
		147,531,820
	Shares
Money Market Funds - 7.8%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(a)	20,147,055	20,147,055
	Par
U.S. Treasury Bills - 27.8%
5.27%, 10/01/2024(b)	$8,000,000	8,000,000
5.20%, 10/03/2024(b)	10,000,000	9,997,126
5.26%, 10/17/2024(b)	2,000,000	1,995,384
5.19%, 10/31/2024(b)	2,500,000	2,489,328
4.62%, 11/07/2024(b)	6,000,000	5,971,633
5.12%, 11/14/2024(b)	10,000,000	9,938,278
5.22%, 11/19/2024(b)	10,000,000	9,930,209
4.64%, 12/19/2024(b)	5,000,000	4,950,591

	Par	Value
4.99%, 12/24/2024(b)	$6,000,000	$5,937,066
4.59%, 01/21/2025(b)	13,000,000	12,820,084
		72,029,699
TOTAL SHORT-TERM INVESTMENTS (Cost $239,668,141)		239,708,574
TOTAL INVESTMENTS - 92.6% (Cost $239,668,141)		239,708,574
Other Assets in Excess of Liabilities - 7.4%		19,125,722
TOTAL NET ASSETS - 100.0%		$258,834,296

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
SOFR - Secured Overnight Financing Rate
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(b)	The rate shown is the effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

71

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	102	12/19/2024	$12,066,281	$(10,806)
3 Month Canadian Overnight Repo Rate Average	62	06/17/2025	11,137,491	1,893
3 Month Euribor	237	03/17/2025	64,450,493	33,080
3-Month Secured Overnight Financing Rate	291	03/18/2025	69,810,900	49,607
Arabica Coffee	17	12/18/2024	1,722,844	233,675
ASX SPI 200 Index	44	12/19/2024	6,316,568	88,516
AUD/USD Cross Currency Rate	198	12/16/2024	13,710,510	333,457
Austrailian Government 10 Year Bonds	149	12/16/2024	11,990,076	(114,174)
Austrailian Government 3 Year Bonds	212	12/16/2024	15,708,782	(38,065)
Australian 90 Day Bank Bills	46	12/12/2024	31,475,210	(7,765)
British Pound/US Dollar Cross Currency Rate	314	12/16/2024	26,246,475	527,608
CAC40 10 Euro Index	4	10/18/2024	340,602	(5,786)
Canadian 10 Year Government Bonds	198	12/18/2024	18,301,586	45,402
Canadian Dollar/US Dollar Cross Currency Rate	76	12/17/2024	5,630,840	(13,987)
Copper	15	12/27/2024	1,707,375	15,956
Dow Jones Industrial Average Index	42	12/20/2024	8,955,030	150,438
Euro BUXL 30 Year Bonds	22	12/06/2024	3,337,407	20,691
Euro STOXX 50 Quanto Index	34	12/20/2024	1,903,712	59,188
Euro/US Dollar Cross Currency Rate	123	12/16/2024	17,168,494	126,705
Euro-BOBL	147	12/06/2024	19,644,181	127,589
Euro-BTP Italian Government Bonds	86	12/06/2024	11,628,452	173,040
Euro-Bund	76	12/06/2024	11,414,170	96,091
Euro-Schatz	430	12/06/2024	51,299,883	182,936
French Government Bonds	96	12/06/2024	13,554,450	28,270
FTSE 100 Index	36	12/20/2024	3,989,278	(17,498)
FTSE/JSE Top 40 Index	13	12/19/2024	599,057	34,224
FTSE/MIB Index	8	12/20/2024	1,516,246	24,384
German Stock Index	5	12/20/2024	2,713,725	81,196
Gold	50	12/27/2024	13,297,000	712,909
Hang Seng China Enterprises Index	26	10/30/2024	1,263,402	100,530
Hang Seng Index	12	10/30/2024	1,642,275	133,283
IBEX 35 Index	28	10/18/2024	3,706,342	69,926
ICE 3 Month SONIA Rate	184	06/17/2025	59,018,276	(8,592)
Japanese Yen/US Dollar Cross Currency Rate	33	12/16/2024	2,900,081	(47,421)
Korean Won/US Dollar Cross Currency Rate	1	10/21/2024	19,070	284
Lean Hogs	11	12/13/2024	322,410	(5,975)
Live Cattle	8	12/31/2024	591,360	2,293
London Metals - Aluminum	49	12/16/2024	3,201,084	143,607
London Metals - Copper	2	12/16/2024	491,018	20,984
London Metals - Nickel	13	12/16/2024	1,364,481	50,917
London Metals - Zinc	6	12/16/2024	463,904	22,214
Long Gilt	84	12/27/2024	11,054,080	(114,161)
MSCI EAFE Index	42	12/20/2024	5,224,380	103,526
MSCI Emerging Markets Index	56	12/20/2024	3,283,560	122,807
MSCI Singapore Index	68	10/29/2024	1,816,861	(15,286)
Nasdaq 100 Index	10	12/20/2024	4,052,250	92,849
New Zealand Dollar/US Dollar Cross Currency Rate	265	12/16/2024	16,839,425	396,674
Nifty 50 Index	81	10/31/2024	4,213,053	(26,104)
Nikkei 225 Index	2	12/12/2024	528,092	28,105
OMXS30 Index	63	10/18/2024	1,628,837	55,884

The accompanying notes are an integral part of these financial statements.

72

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Palladium	1	12/27/2024	$100,020	$(7,655)
Platinum	2	01/29/2025	99,110	(1,234)
Russell 2000 Index	25	12/20/2024	2,811,500	119,673
S&P 500 Index	35	12/20/2024	10,174,937	228,602
S&P Mid Cap 400 Index	11	12/20/2024	3,463,460	74,298
S&P/Toronto Stock Exchange 60 Index	60	12/19/2024	12,815,853	152,093
SGX FTSE Taiwan Index	21	10/30/2024	1,567,440	(26,610)
Short-term Euro-BTP	233	12/06/2024	27,925,764	181,794
Silver	12	12/27/2024	1,887,480	68,935
South African Rand/US Dollar Cross Currency Rate	192	12/16/2024	5,527,200	215,783
STOXX Europe 600 Index	60	12/20/2024	1,756,220	22,454
Sugar #11	15	02/28/2025	377,496	(15,933)
Swiss Franc/US Dollar Cross Currency Rate	46	12/16/2024	6,848,538	(3,375)
TOPIX Index	4	12/12/2024	736,824	26,320
U.S. Treasury 10 Year Notes	159	12/19/2024	18,170,719	(71,153)
U.S. Treasury 2 Year Notes	296	12/31/2024	61,639,688	11,581
U.S. Treasury 5 Year Note	249	12/31/2024	27,360,820	(22,156)
U.S. Treasury Long Bonds	63	12/19/2024	7,823,813	12,233
U.S. Treasury Ultra Bonds	48	12/19/2024	6,388,500	(71,266)
US Cocoa	8	12/13/2024	617,760	50,962
				$5,010,464

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Brazilian Real/US Dollar Cross Currency Rate	(24)	10/31/2024	$439,200	$(1,953)
Brent Crude Oil	(45)	10/31/2024	3,226,500	(2,854)
Corn No. 2 Yellow	(147)	12/13/2024	3,121,912	(9,565)
Cotton No. 2	(22)	12/06/2024	809,710	(14,343)
Crude Oil	(42)	10/22/2024	2,863,140	2,112
Crude Soybean Oil	(62)	12/13/2024	1,611,132	28,280
FTSE China A50 Index	(39)	10/30/2024	542,100	(65,311)
Hard Red Winter Wheat	(16)	12/13/2024	467,000	6,239
ICE European Climate Exchange Emissions	(10)	12/16/2024	729,782	16,027
Indian Rupee/US Dollar Cross Currency Rate	(32)	10/29/2024	762,752	2,186
London Metals - Aluminum	(47)	12/16/2024	3,070,428	(291,544)
London Metals - Copper	(1)	12/16/2024	245,509	(19,312)
London Metals - Nickel	(18)	12/16/2024	1,889,282	(107,697)
London Metals - Zinc	(2)	12/16/2024	154,635	(16,964)
Low Sulphur Gas Oil	(62)	11/12/2024	4,093,550	(86,706)
Mexican Peso/US Dollar Cross Currency Rate	(116)	12/16/2024	2,915,660	(61,046)
Natural Gas	(42)	10/29/2024	1,227,660	(148,117)
NY Harbor ULSD	(44)	10/31/2024	3,981,331	61,662
Reformulated Gasoline Blendstock	(32)	10/31/2024	2,600,774	(14,441)
SGX TSI Iron Ore	(99)	11/29/2024	1,087,119	(186,745)
Soybean Meal	(40)	12/13/2024	1,366,400	(110,111)
Soybeans	(58)	11/14/2024	3,065,300	48,193
Wheat	(37)	12/13/2024	1,080,400	(38,559)
				$(1,010,569)
Total Unrealized Appreciation (Depreciation)				$3,999,895

The accompanying notes are an integral part of these financial statements.

73

GuidePath Managed Futures Strategy Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	12/18/2024	NOK	8,000,000	USD	762,011	$(3,612)
UBS Financial Services, Inc.	12/18/2024	CNH	23,000,000	USD	3,274,014	29,838
UBS Financial Services, Inc.	12/18/2024	NOK	6,000,000	USD	573,568	(4,768)
UBS Financial Services, Inc.	12/18/2024	PLN	36,000,000	USD	9,236,309	93,213
UBS Financial Services, Inc.	12/18/2024	SEK	50,000,000	USD	4,847,544	95,423
UBS Financial Services, Inc.	12/18/2024	SGD	30,875,000	USD	23,800,331	315,330
UBS Financial Services, Inc.	12/18/2024	TRY	27,600,000	USD	729,847	10,061
UBS Financial Services, Inc.	12/18/2024	USD	738,612	NOK	8,000,000	(19,788)
UBS Financial Services, Inc.	12/18/2024	USD	587,136	SEK	6,000,000	(6,020)
Total Unrealized Appreciation (Depreciation)						$509,677

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

74

GuidePath Conservative Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 30.3%
Domestic Fixed Income Funds - 30.3%
Invesco Senior Loan ETF(a)	46,119	$968,960
iShares 0-5 Year High Yield Corporate Bond ETF(a)	23,123	1,004,000
iShares 0-5 Year Investment Grade Corporate Bond ETF	65,376	3,296,912
Schwab Short-Term U.S. Treasury ETF	26,612	1,303,456
		6,573,328
TOTAL INVESTMENT COMPANIES (Cost $6,438,829)		6,573,328
	Par
U.S. TREASURY SECURITIES - 9.1%
United States Treasury Notes
4.50%, 11/30/2024	$750,000	749,738
0.50%, 03/31/2025	500,000	490,575
0.25%, 06/30/2025	750,000	728,772
TOTAL U.S. TREASURY SECURITIES (Cost $1,966,408)		1,969,085
	Units
SHORT-TERM INVESTMENTS - 68.9%
Investments Purchased with Proceeds from Securities Lending - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(b)	1,915,544	1,915,544
	Shares
Money Market Funds - 60.1%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(b)	13,071,280	13,071,280
TOTAL SHORT-TERM INVESTMENTS (Cost $14,986,824)		14,986,824
TOTAL INVESTMENTS - 108.3% (Cost $23,392,061)		23,529,237
Liabilities in Excess of Other Assets - (8.3)%		(1,793,440)
TOTAL NET ASSETS - 100.0%		$21,735,797

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $1,870,380 which represented 8.6% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

75

GuidePath Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.4%
Domestic Fixed Income Funds - 88.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	521,941	$28,038,671
iShares Core U.S. Aggregate Bond ETF	235,821	23,881,593
SPDR Bloomberg High Yield Bond ETF	189,812	18,561,715
VanEck Emerging Markets High Yield Bond ETF	728,710	14,494,042
		84,976,021
Emerging Markets Fixed Income Funds - 8.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	91,042	8,519,710
TOTAL INVESTMENT COMPANIES (Cost $87,408,681)		93,495,731
	Units
SHORT-TERM INVESTMENTS - 11.8%
Investments Purchased with Proceeds from Securities Lending - 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	8,570,170	8,570,170
	Shares
Money Market Funds - 2.9%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(c)	2,804,807	2,804,807
TOTAL SHORT-TERM INVESTMENTS (Cost $11,374,977)		11,374,977
TOTAL INVESTMENTS - 109.2% (Cost $98,783,658)		104,870,708
Liabilities in Excess of Other Assets - (9.2)%		(8,853,452)
TOTAL NET ASSETS - 100.0%		$96,017,256

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $8,397,869 which represented 8.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

76

GuidePath Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.0%
Aerospace & Defense - 0.7%
General Dynamics Corp.	699	$211,238
Lockheed Martin Corp.	843	492,784
		704,022
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	3,709	505,685
Banks - 1.8%
Citizens Financial Group, Inc.	6,403	262,971
Huntington Bancshares, Inc./OH(a)	23,132	340,040
M&T Bank Corp.(a)	933	166,186
Regions Financial Corp.	16,252	379,159
Truist Financial Corp.	10,154	434,287
US Bancorp	6,038	276,118
		1,858,761
Beverages - 3.1%
Coca-Cola Co.	24,135	1,734,341
PepsiCo, Inc.	8,507	1,446,616
		3,180,957
Biotechnology - 0.9%
Amgen, Inc.	2,910	937,631
Building Products - 0.5%
Johnson Controls International PLC	6,417	498,023
Capital Markets - 1.2%
BlackRock, Inc.	586	556,413
CME Group, Inc.	1,160	255,954
State Street Corp.	5,103	451,462
		1,263,829
Chemicals - 1.0%
Air Products and Chemicals, Inc.	1,795	534,443
CF Industries Holdings, Inc.(a)	1,067	91,549
LyondellBasell Industries NV - Class A	4,417	423,590
		1,049,582
Communications Equipment - 1.0%
Cisco Systems, Inc.	18,630	991,489
Consumer Finance - 0.9%
Capital One Financial Corp.	3,130	468,655
Synchrony Financial	8,561	427,023
		895,678
Consumer Staples Distribution & Retail - 0.5%
Target Corp.	3,063	477,399
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	21,717	975,311

	Shares	Value
Electric Utilities - 0.6%
American Electric Power Co., Inc.	2,870	$294,462
Xcel Energy, Inc.	5,258	343,347
		637,809
Electrical Equipment - 1.1%
Emerson Electric Co.	5,855	640,361
Rockwell Automation, Inc.	1,848	496,114
		1,136,475
Food Products - 1.5%
Archer-Daniels-Midland Co.	3,029	180,952
General Mills, Inc.	6,861	506,685
Mondelez International, Inc. - Class A	11,355	836,523
		1,524,160
Ground Transportation - 1.1%
Norfolk Southern Corp.	2,422	601,867
Union Pacific Corp.	2,219	546,939
		1,148,806
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	10,423	1,188,326
Medtronic PLC	6,758	608,423
		1,796,749
Health Care Providers & Services - 0.5%
CVS Health Corp.	7,303	459,213
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	3,132	953,726
Starbucks Corp.	2,829	275,799
Yum! Brands, Inc.	2,961	413,681
		1,643,206
Household Durables - 0.5%
Garmin Ltd.	2,896	509,783
Household Products - 2.1%
Colgate-Palmolive Co.	1,504	156,130
Kimberly-Clark Corp.	2,345	333,647
Procter & Gamble Co.	9,749	1,688,527
		2,178,304
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	4,160	859,914
Insurance - 1.4%
Aflac, Inc.	5,770	645,086
Hartford Financial Services Group, Inc.	4,112	483,612
Travelers Cos., Inc.	1,073	251,211
		1,379,909
IT Services - 1.2%
International Business Machines Corp.	5,365	1,186,094

The accompanying notes are an integral part of these financial statements.

77

GuidePath Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - 2.0%
Caterpillar, Inc.	2,856	$1,117,038
Cummins, Inc.	1,568	507,703
Illinois Tool Works, Inc.	1,399	366,636
		1,991,377
Media - 0.9%
Comcast Corp. - Class A	21,168	884,187
Multi-Utilities - 1.3%
Ameren Corp.	4,087	357,449
Consolidated Edison, Inc.	2,503	260,638
DTE Energy Co.	2,554	327,959
Sempra	4,865	406,860
		1,352,906
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	7,087	1,043,703
ConocoPhillips	11,425	1,202,824
Coterra Energy, Inc.	5,993	143,532
Exxon Mobil Corp.	15,517	1,818,903
Marathon Petroleum Corp.	2,879	469,018
Phillips 66	1,878	246,863
		4,924,843
Personal Care Products - 0.3%
Kenvue, Inc.	12,566	290,652
Pharmaceuticals - 2.4%
Johnson & Johnson	9,240	1,497,434
Pfizer, Inc.	33,269	962,805
		2,460,239
Professional Services - 0.9%
Automatic Data Processing, Inc.	2,324	643,120
Paychex, Inc.	1,809	242,750
		885,870
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	1,109	255,259
Broadcom, Inc.	11,048	1,905,780
Microchip Technology, Inc.	4,966	398,720
QUALCOMM, Inc.	7,181	1,221,129
Texas Instruments, Inc.	7,518	1,552,993
		5,333,881
Software - 0.7%
Gen Digital, Inc.	26,072	715,155
Specialty Retail - 2.2%
Home Depot, Inc.	4,033	1,634,171
Lowe's Cos., Inc.	2,295	621,601
		2,255,772

	Shares	Value
Technology Hardware, Storage & Peripherals - 0.3%
HP, Inc.	9,588	$343,922
Tobacco - 1.2%
Altria Group, Inc.	12,511	638,561
Philip Morris International, Inc.	4,560	553,584
		1,192,145
Trading Companies & Distributors - 0.3%
Watsco, Inc.(a)	515	253,318
TOTAL COMMON STOCKS (Cost $39,886,544)		50,683,056
INVESTMENT COMPANIES - 48.9%
Domestic Equity Funds - 48.8%
Schwab U.S. Large-Cap ETF(a)(b)	728,948	49,459,122
Domestic Fixed Income Funds - 0.1%
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	1,744	160,116
TOTAL INVESTMENT COMPANIES (Cost $37,933,704)		49,619,238
	Units
SHORT-TERM INVESTMENTS - 13.0%
Investments Purchased with Proceeds from Securities Lending - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.95%(c)	11,753,852	11,753,852
	Shares
Money Market Funds - 1.4%
JPMorgan US Government Money Market Fund - Class IM, 4.86%(c)	1,435,876	1,435,876
TOTAL SHORT-TERM INVESTMENTS (Cost $13,189,728)		13,189,728
TOTAL INVESTMENTS - 111.9% (Cost $91,009,976)		113,492,022
Liabilities in Excess of Other Assets - (11.9)%		(12,078,621)
TOTAL NET ASSETS - 100.0%		$101,413,401

The accompanying notes are an integral part of these financial statements.

78

GuidePath Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $11,557,916 which represented 11.4% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

79

GuideMark Funds & GuidePath Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $410,552,400, $37,351,329 and $74,030,936, respectively)[1]	$803,800,104	$53,510,223	$109,122,095
Foreign currencies (cost $0, $493, and $0, respectively)	—	493	—
Income receivable	419,163	99,801	134,741
Receivable for dividend reclaims	363	1,728	—
Receivable for fund shares sold	307,363	6,541	30,590
Other assets	44,794	21,792	23,028
Total assets	804,571,787	53,640,578	109,310,454
LIABILITIES:
Payable for collateral on securities loaned	46,852,828	2,157,546	10,326,514
Payable for fund shares redeemed	1,010,356	48,785	175,965
Payable to Investment Advisor	260,784	12,185	62,306
Payable to custodian	3,568	21,520	88
Accrued shareholder servicing fees	52,374	7,162	6,070
Deferred tax	—	599,342	—
Other accrued expenses	283,344	66,488	52,032
Total liabilities	48,463,254	2,913,028	10,622,975
NET ASSETS	$756,108,533	$50,727,550	$98,687,479
NET ASSETS CONSIST OF:
Capital stock	332,600,180	37,611,693	55,735,644
Total distributable earnings	423,508,353	13,115,857	42,951,835
Total net assets	$756,108,533	$50,727,550	$98,687,479
Shares outstanding (unlimited shares of no par value authorized)	22,749,979	4,131,501	4,680,563
Net assets	756,108,533	50,727,550	98,687,479
Net asset value, offering and redemption price per share	$33.24	$12.28	$21.08
[1] Includes loaned securities with a value of:	$45,873,079	$2,085,746	$10,080,979

The accompanying notes are an integral part of these financial statements.

80

GuideMark Funds & GuidePath Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024 (Unaudited)(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
ASSETS:
Investments, at value (cost $80,062,493, $204,763,422 and $1,115,013,944, respectively)[1]	$119,376,797	$196,875,702	$1,636,247,521
Foreign currencies (cost $207,641, $0, and $0, respectively)	207,238	—	—
Cash	—	37,411	—
Variation margin on centrally cleared swap contracts	—	53,929	—
Income receivable	342,713	1,173,268	934,345
Receivable for dividend and interest reclaims	419,031	2,038	—
Receivable for investment securities sold	—	4,374,413	—
Receivable for fund shares sold	25,658	22,779	783,406
Other assets	22,485	23,130	68,700
Total assets	120,393,922	202,562,670	1,638,033,972
LIABILITIES:
Variation margin on futures	—	40,659	—
Payable for collateral on securities loaned	551,730	675,717	245,268,249
Payable for investment securities purchased (When issued securities of $0, $23,647,332, and $0, respectively)	—	24,523,038	117,712
Payable for fund shares redeemed	84,667	407,401	738,116
Payable to Investment Advisor	57,497	89,847	555,442
Payable to custodian	16,894	5,200	10,035
Accrued accounting fees	19,842	32,481	19,753
Accrued shareholder servicing fees	14,316	11,066	119,132
Accrued printing and mailing fees	48,479	15,730	74,050
Other accrued expenses	31,662	25,471	69,364
Total liabilities	825,087	25,826,610	246,971,853
NET ASSETS	$119,568,835	$176,736,060	$1,391,062,119
NET ASSETS CONSIST OF:
Capital stock	74,902,740	200,828,363	833,539,501
Total distributable earnings (loss)	44,666,095	(24,092,303)	557,522,618
Total net assets	$119,568,835	$176,736,060	$1,391,062,119
Shares outstanding (unlimited shares of no par value authorized)	10,393,892	20,934,938	75,249,581
Net assets	119,568,835	176,736,060	1,391,062,119
Net asset value, offering and redemption price per share	$11.50	$8.44	$18.49
[1] Includes loaned securities with a value of:	$529,651	$658,132	$239,737,452

The accompanying notes are an integral part of these financial statements.

81

GuideMark Funds & GuidePath Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024 (Unaudited)(Continued)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
ASSETS:
Investments, at value (cost $607,376,218, $546,952,676 and $226,882,905, respectively)[1]	$692,629,898	$700,280,052	$232,809,056
Income receivable	655,779	764,403	469,281
Receivable for investment securities sold	96,310	—	275,109
Receivable for fund shares sold	495,029	558,537	449,373
Other assets	50,610	30,653	27,318
Total assets	693,927,626	701,633,645	234,030,137
LIABILITIES:
Payable for collateral on securities loaned	126,623,589	34,967,511	21,132,013
Payable for fund shares redeemed	253,113	325,730	108,058
Payable to Investment Advisor	233,288	317,020	97,961
Payable to custodian	7,626	6,009	5,727
Accrued shareholder servicing fees	45,513	51,146	19,982
Other accrued expenses	106,559	116,455	83,849
Total liabilities	127,269,688	35,783,871	21,447,590
NET ASSETS	$566,657,938	$665,849,774	$212,582,547
NET ASSETS CONSIST OF:
Capital stock	484,792,492	484,166,283	231,167,153
Total distributable earnings (loss)	81,865,446	181,683,491	(18,584,606)
Total net assets	$566,657,938	$665,849,774	$212,582,547

Shares outstanding (unlimited shares of no par value authorized)	48,682,317	45,947,306	21,668,019
Net assets	566,657,938	665,849,774	212,582,547
Net asset value, offering and redemption price per share	$11.64	$14.49	$9.81
[1] Includes loaned securities with a value of:	$123,964,045	$35,265,914	$20,595,651

The accompanying notes are an integral part of these financial statements.

82

GuideMark Funds & GuidePath Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024 (Unaudited)(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $119,821,687, $335,824,666 and $239,668,141, respectively)[1]	$137,076,632	$349,305,390	$239,708,574
Cash held as collateral for forwards	—	—	1,540,054
Income receivable	94,237	338,299	2,383,437
Deposits with broker for futures	—	—	16,781,663
Receivable for investment securities sold	—	184,705	—
Receivable for fund shares sold	4,860	653,537	315,484
Receivable for unsettled open futures contracts	—	—	238,210
Appreciation on forward currency contracts	—	—	543,865
Other assets	31,394	69,894	16,555
Total assets	137,207,123	350,551,825	261,527,842
LIABILITIES:
Depreciation on forward currency contracts	—	—	34,188
Variation margin on futures	—	—	1,490,578
Payable for collateral on securities loaned	31,474,570	70,730,790	—
Payable for fund shares redeemed	35,733	344,146	262,722
Payable for unsettled open futures contracts	—	—	436,005
Payable to Investment Advisor	51,945	57,679	274,264
Payable to custodian	3,710	5,173	3,358
Payable for legal fees	6,466	22,339	63,585
Accrued shareholder servicing fees	8,698	25,384	21,842
Other accrued expenses	21,496	133,945	107,004
Total liabilities	31,602,618	71,319,456	2,693,546
NET ASSETS	$105,604,505	$279,232,369	$258,834,296
NET ASSETS CONSIST OF:
Capital stock	97,087,779	323,369,752	321,626,800
Total distributable earnings (loss)	8,516,726	(44,137,383)	(62,792,504)
Total net assets	$105,604,505	$279,232,369	$258,834,296
Shares outstanding (unlimited shares of no par value authorized)	9,342,599	30,611,176	32,039,770
Net assets	105,604,505	279,232,369	258,834,296
Net asset value, offering and redemption price per share	$11.30	$9.12	$8.08
[1] Includes loaned securities with a value of:	$30,798,805	$69,105,609	$—
[2] Consolidated Statement of Assets & Liabilities (see Note 3b).

The accompanying notes are an integral part of these financial statements.

83

GuideMark Funds & GuidePath Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024 (Unaudited)(Continued)

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $23,392,061, $98,783,658, and $91,009,976 respectively)[1]	$23,529,237	$104,870,708	$113,492,022
Income receivable	63,982	10,088	76,274
Receivable for dividend reclaims	—	—	1,771
Receivable for fund shares sold	72,699	176,757	108,611
Other assets	9,731	16,427	13,685
Total assets	23,675,649	105,073,980	113,692,363
LIABILITIES:
Payable for collateral on securities loaned	1,915,544	8,570,170	11,753,852
Payable for investment securities purchased	—	405,407	433,599
Payable for fund shares redeemed	1,304	5,571	4,777
Payable to Investment Advisor	7,256	54,640	54,399
Payable to custodian	216	709	4,237
Payable for audit and tax fees	8,143	8,145	10,911
Accrued shareholder servicing fees	3	36	78
Other accrued expenses	7,386	12,046	17,109
Total liabilities	1,939,852	9,056,724	12,278,962
NET ASSETS	$21,735,797	$96,017,256	$101,413,401
NET ASSETS CONSIST OF:
Capital stock	22,122,723	101,336,357	80,397,766
Total distributable earnings (loss)	(386,926)	(5,319,101)	21,015,635
Total net assets	$21,735,797	$96,017,256	$101,413,401
Shares outstanding (unlimited shares of no par value authorized)	2,240,669	10,943,394	7,764,741
Net assets	21,735,797	96,017,256	101,413,401
Net asset value, offering and redemption price per share	$9.70	$8.77	$13.06
[1] Includes loaned securities with a value of:	$1,870,380	$8,397,869	$11,557,916

The accompanying notes are an integral part of these financial statements.

84

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $3,191, $132,908, and $1,153, respectively)	$4,366,827	$1,040,778	$625,890
Interest income	108,417	6,495	17,737
Total investment income	4,475,244	1,047,273	643,627
EXPENSES:
Investment advisory fees	1,629,837	144,625	275,194
Administrative service fees	898,764	60,747	120,345
Shareholder servicing fees	362,186	24,513	48,280
Administration fees	60,182	16,532	16,532
Reports to shareholders	50,919	6,587	12,440
Fund accounting fees	48,652	60,056	29,464
Legal fees	45,071	7,258	10,185
Trustee fees and expenses	37,149	2,471	5,093
Federal and state registration fees	20,677	19,305	19,307
Custody fees	14,728	66,446	3,278
Audit and tax fees	11,956	24,404	12,291
Compliance fees	9,241	610	1,281
Transfer agent fees and expenses	6,652	2,227	2,563
Insurance fees	4,386	461	889
Miscellaneous expenses	1,190	885	915
Interest expenses	—	499	661
Total expenses	3,201,590	437,626	558,718
Fees waived by the Advisor (See Note 4)	—	(87,893)	—
Fees waived by the voluntary agreement (See Note 4)	(72,437)	(14,708)	(16,898)
Less securities lending credit (See Note 6)	(86,731)	(6,055)	(36,916)
Net expenses	3,042,422	328,970	504,904
Net investment income	1,432,822	718,303	138,723
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $35,374, and $0, respectively)	14,686,647	(230,599)	5,589,680
Foreign currencies	—	(8,865)	—
Forward currency contracts	—	(47)	—
Total	14,686,647	(239,511)	5,589,680
Net change in unrealized appreciation (depreciation) on:
Investments (net change in deferred foreign capital gains tax of $0, $205,973, and $0, respectively)	36,544,625	5,126,681	(2,705,134)
Foreign currencies	—	2,699	—
Total	36,544,625	5,129,380	(2,705,134)
Net realized and unrealized gain (loss)	51,231,272	4,889,869	2,884,546
NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS	$52,664,094	$5,608,172	$3,023,269

The accompanying notes are an integral part of these financial statements.

85

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $226,515, $0, and $0, respectively)	$2,040,920	$—	$7,902,966
Interest income	12,682	3,853,460	341,520
Total investment income	2,053,602	3,853,460	8,244,486
EXPENSES:
Investment advisory fees	290,315	349,571	1,637,088
Administrative service fees	144,674	217,128	1,636,109
Shareholder servicing fees	58,063	87,393	654,835
Administration fees	22,023	22,110	88,294
Reports to shareholders	32,226	10,611	51,684
Fund accounting fees	62,892	99,691	68,263
Legal fees	11,070	11,374	65,229
Trustee fees and expenses	5,978	8,907	65,637
Federal and state registration fees	18,941	19,551	20,340
Custody fees	40,285	17,049	37,684
Audit and tax fees	13,999	12,721	8,694
Compliance fees	1,494	2,227	16,684
Transfer agent fees and expenses	2,685	3,021	10,193
Insurance fees	668	1,251	7,500
Miscellaneous expenses	1,007	946	1,220
Interest expenses	2,822	—	—
Total expenses	709,142	863,551	4,369,454
Fees waived by the Advisor (See Note 4)	(39,160)	(39,506)	—
Fees waived by the voluntary agreement (See Note 4)	(23,806)	—	—
Less securities lending credit (See Note 6)	(5,241)	(2,553)	(191,460)
Net expenses	640,935	821,492	4,177,994
Net investment income	1,412,667	3,031,968	4,066,492
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,234,055	630,383	26,294,471
Foreign currencies	12,621	—	—
Swaps	—	(641,340)	—
Net long-term capital gain distributions received from registered investment companies	—	—	1,248,112
Futures contracts	—	(254,664)	—
Options written	—	30,354	—
Total	2,246,676	(235,267)	27,542,583

The accompanying notes are an integral part of these financial statements.

86

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$4,111,243	$5,960,826	$ 82,522,773
Foreign currencies	21,890	—	—
Swaps	—	(108,744)	—
Futures contracts	—	86,928	—
Total	4,133,133	5,939,010	82,522,773
Net realized and unrealized gain (loss)	6,379,809	5,703,743	110,065,356
NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS	$7,792,476	$8,735,711	$114,131,848

The accompanying notes are an integral part of these financial statements.

87

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
INVESTMENT INCOME:
Dividend income	$9,496,675	$3,012,498	$5,340,404
Interest income	143,147	1,501,280	53,214
Total investment income	9,639,822	4,513,778	5,393,618
EXPENSES:
Investment advisory fees	674,854	1,074,309	360,712
Administrative service fees	674,584	767,057	257,548
Shareholder servicing fees	269,942	306,945	103,061
Administration fees	37,376	46,332	14,213
Reports to shareholders	29,118	40,703	23,447
Fund accounting fees	29,613	33,582	12,716
Legal fees	28,725	34,153	11,404
Trustee fees and expenses	27,053	30,897	10,522
Federal and state registration fees	21,167	20,804	18,819
Custody fees	28,433	21,413	14,934
Audit and tax fees	8,509	8,510	8,144
Compliance fees	6,832	7,717	2,623
Transfer agent fees and expenses	5,339	6,011	3,264
Insurance fees	2,741	3,654	1,741
Miscellaneous expenses	1,068	1,190	945
Interest expenses	—	—	589
Total expenses	1,845,354	2,403,277	844,682
Fees waived by the Advisor (See Note 4)	(308,782)	—	(167,449)
Less securities lending credit (See Note 6)	(146,825)	(65,370)	(60,736)
Net expenses	1,389,747	2,337,907	616,497
Net investment income	8,250,075	2,175,871	4,777,121
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	494,513	27,886,277	183,214
Net long-term capital gain distributions received from registered investment companies	587,124	—	—
Total	1,081,637	27,886,277	183,214
Net change in unrealized appreciation on:
Investments	27,418,459	34,271,258	4,173,926
Total	27,418,459	34,271,258	4,173,926
Net realized and unrealized gain	28,500,096	62,157,535	4,357,140
NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS	$36,750,171	$64,333,406	$9,134,261

The accompanying notes are an integral part of these financial statements.

88

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$2,640,556	$6,258,625	$—
Interest income	26,734	206,305	7,297,375
Total investment income	2,667,290	6,464,930	7,297,375
EXPENSES:
Investment advisory fees	180,815	335,766	1,459,613
Administrative service fees	129,145	335,766	347,314
Shareholder servicing fees	51,661	134,306	139,010
Administration fees	7,900	18,027	23,373
Reports to shareholders	3,296	16,924	29,940
Fund accounting fees	5,918	16,011	28,680
Legal fees	6,129	17,198	36,837
Trustee fees and expenses	5,215	13,725	15,920
Federal and state registration fees	17,301	20,229	20,557
Custody fees	11,846	18,022	7,741
Audit and tax fees	8,144	8,509	17,141
Compliance fees	1,311	3,417	3,477
Transfer agent fees and expenses	2,288	3,906	4,241
Insurance fees	578	1,763	3,416
Miscellaneous expenses	824	1,007	2,318
Interest expenses	223	—	—
Total expenses	432,594	944,576	2,139,578
Fees waived by the Advisor (See Note 4)	—	(96,576)	—
Less securities lending credit (See Note 6)	(53,661)	(117,385)	(1,603)
Net expenses	378,933	730,615	2,137,975
Net investment income	2,288,357	5,734,315	5,159,400
NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,292,317	759,216	—
Foreign currencies	—	—	(659,665)
Forward currency contracts	—	—	(2,610,702)
Futures contracts	—	—	(20,668,781)
Total	1,292,317	759,216	(23,939,148)

The accompanying notes are an integral part of these financial statements.

89

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$3,990,579	$7,121,171	$(9,378)
Foreign currencies	—	—	233,965
Forward currency contracts	—	—	522,554
Futures contracts	—	—	(6,425,254)
Total	3,990,579	7,121,171	(5,678,113)
Net realized and unrealized gain (loss)	5,282,896	7,880,387	(29,617,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,571,253	$13,614,702	$(24,457,861)
[1] Consolidated Statement of Operations for the year (see Note 3b).

The accompanying notes are an integral part of these financial statements.

90

GuideMark Funds & GuidePath Funds
STATEMENTS OF OPERATIONS
September 30, 2024 (Unaudited)(Continued)

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$212,640	$2,162,763	$997,506
Interest income	401,867	65,064	24,843
Total investment income	614,507	2,227,827	1,022,349
EXPENSES:
Investment advisory fees	39,947	202,518	212,839
Administrative service fees	28,533	112,510	118,244
Shareholder servicing fees	46	219	258
Administration fees	1,557	5,827	7,379
Reports to shareholders	733	1,800	2,560
Fund accounting fees	1,374	4,516	6,374
Legal fees	1,251	4,543	11,527
Trustee fees and expenses	1,038	4,393	5,092
Federal and state registration fees	10,311	12,447	11,994
Custody fees	641	2,534	12,812
Audit and tax fees	8,144	8,144	10,919
Compliance fees	214	854	976
Transfer agent fees and expenses	1,983	2,258	2,288
Insurance fees	122	642	639
Miscellaneous expenses	458	519	519
Interest expenses	—	—	17,095
Total expenses	96,352	363,724	421,515
Fees waived by the Advisor (See Note 4)	(21,343)	—	(21,159)
Fees recouped by the Advisor (See Note 4)	—	—	5,449
Less securities lending credit (See Note 6)	(1,963)	(66,323)	(15,059)
Net expenses	73,046	297,401	390,746
Net investment income	541,461	1,930,426	631,603
NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
Net realized gain (loss) on:
Investments	23,549	(39,860)	1,142,353
Options written	—	—	—
Futures contracts	—	—	—
Total	23,549	(39,860)	1,142,353
Net change in unrealized appreciation on:
Investments	78,387	3,550,700	4,869,340
Options written	—	—	—
Futures contracts	—	—	—
Total	78,387	3,550,700	4,869,340
Net realized and unrealized gain	101,936	3,510,840	6,011,693
NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS	$643,397	$5,441,266	$6,643,296

The accompanying notes are an integral part of these financial statements.

91

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$1,432,822	$4,194,037	$718,303	$939,728
Net realized gain (loss) on investment transactions	14,686,647	15,497,911	(239,511)	(1,622,708)
Net change in unrealized appreciation on investments	36,544,625	159,469,215	5,129,380	4,970,166
Net increase in net assets resulting from operations	52,664,094	179,161,163	5,608,172	4,287,186
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	33	—	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	(1,956)	—	—
Net decrease	—	(1,923)	—	—
Service Shares
Shares sold	65,413,851	112,156,107	2,905,208	8,390,143
Shares issued to holders in reinvestment of dividends	—	5,134,311	—	1,515,908
Shares redeemed	(85,859,525)	(175,268,868)	(5,715,431)	(10,445,056)
Net decrease	(20,445,674)	(57,978,450)	(2,810,223)	(539,005)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	(5,134,311)	—	(1,517,844)
Total dividends and distributions	—	(5,134,311)	—	(1,517,844)
Increase in Net Assets	$32,218,420	$116,046,479	2,797,949	2,230,337
NET ASSETS:
Beginning of year	723,890,113	607,843,634	47,929,601	45,699,264
End of year	$756,108,533	$723,890,113	$50,727,550	$47,929,601
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	1	—	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	(76)	—	—
Net decrease	—	(75)	—	—
Service Shares
Shares sold	2,091,471	4,271,724	258,854	795,346
Shares issued to holders in reinvestment of dividends	—	183,290	—	142,808
Shares redeemed	(2,746,534)	(6,568,583)	(503,532)	(999,142)
Net decrease	(655,063)	(2,113,569)	(244,678)	(60,988)

The accompanying notes are an integral part of these financial statements.

92

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$138,723	$364,163	$1,412,667	$2,100,789
Net realized gain on investment transactions	5,589,680	3,503,778	2,246,676	383,361
Net change in unrealized appreciation (depreciation) on investments	(2,705,134)	16,221,799	4,133,133	12,443,351
Net increase in net assets resulting from operations	3,023,269	20,089,740	7,792,476	14,927,501
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	—	7
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	(281)
Net decrease	—	—	—	(274)
Service Shares
Shares sold	8,592,917	17,507,890	7,864,567	17,765,194
Shares issued to holders in reinvestment of dividends	—	708,792	—	3,718,538
Shares redeemed	(15,895,167)	(29,932,120)	(13,536,287)	(24,959,397)
Net decrease	(7,302,250)	(11,715,438)	(5,671,720)	(3,475,665)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	(708,792)	—	(3,718,548)
Total dividends and distributions	—	(708,792)	—	(3,718,548)
Increase (Decrease) in Net Assets	(4,278,981)	7,665,510	2,120,756	7,733,014
NET ASSETS:
Beginning of year	102,966,460	95,300,950	117,448,079	109,715,065
End of year	$98,687,479	$102,966,460	$119,568,835	$117,448,079
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	—	1
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	(28)
Net decrease	—	—	—	(27)
Service Shares
Shares sold	433,282	992,893	724,843	1,765,612
Shares issued to holders in reinvestment of dividends	—	36,681	—	366,647
Shares redeemed	(802,728)	(1,664,652)	(1,245,955)	(2,496,897)
Net decrease	(369,446)	(635,078)	(521,112)	(364,638)

The accompanying notes are an integral part of these financial statements.

93

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Core Fixed Income Fund		Growth Allocation Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$3,031,968	$5,435,477	$4,066,492	$11,852,916
Net realized gain (loss) on investment transactions	(235,267)	(1,998,431)	27,542,583	28,540,445
Net change in unrealized appreciation on investments	5,939,010	462,569	82,522,773	193,618,489
Net increase (decrease) in net assets resulting from operations	8,735,711	3,899,615	114,131,848	234,011,850
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	—	128
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	(7,792)
Net decrease	—	—	—	(7,664)
Service Shares
Shares sold	20,919,769	44,283,404	122,282,286	315,911,137
Shares issued to holders in reinvestment of dividends	3,665,974	5,432,683	—	21,249,174
Shares redeemed	(25,182,847)	(46,167,169)	(124,963,844)	(220,489,252)
Net increase (decrease)	(597,104)	3,548,918	(2,681,558)	116,671,059
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(3,665,994)	(5,432,714)	—	(21,249,174)
Total dividends and distributions	(3,665,994)	(5,432,714)	—	(21,249,174)
Increase in Net Assets	4,472,613	2,015,819	111,450,290	329,426,071
NET ASSETS:
Beginning of year	172,263,447	170,247,628	1,279,611,829	950,185,758
End of year	$176,736,060	$172,263,447	$1,391,062,119	$1,279,611,829
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	—	9
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	(527)
Net decrease	—	—	—	(518)
Service Shares
Shares sold	2,544,038	5,452,394	7,057,646	20,377,298
Shares issued to holders in reinvestment of dividends	443,673	670,737	—	1,345,907
Shares redeemed	(3,053,620)	(5,717,946)	(7,224,870)	(14,645,923)
Net increase (decrease)	(65,909)	405,185	(167,224)	7,077,282

The accompanying notes are an integral part of these financial statements.

94

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$8,250,075	$14,354,405	$2,175,871	$4,220,180
Net realized gain on investment transactions	1,081,637	139,735	27,886,277	32,563,155
Net change in unrealized appreciation on investments	27,418,459	31,166,338	34,271,258	86,824,459
Net increase in net assets resulting from operations	36,750,171	45,660,478	64,333,406	$123,607,794
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	359	—	4,879
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	(11,052)	—	(568,668)
Net decrease	—	(10,693)	—	(563,789)
Service Shares
Shares sold	55,574,688	173,957,157	71,128,510	105,068,956
Shares issued to holders in reinvestment of dividends	—	13,791,295	—	6,818,603
Shares redeemed	(56,746,343)	(116,865,966)	(64,972,683)	(134,267,017)
Net increase (decrease)	(1,171,655)	70,882,486	6,155,827	(22,379,458)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	(13,791,295)	—	(6,818,603)
Total dividends and distributions	—	(13,791,295)	—	(6,818,603)
Increase in Net Assets	35,578,516	102,740,976	70,489,233	93,845,944
NET ASSETS:
Beginning of year	531,079,422	428,338,446	595,360,541	501,514,597
End of year	$566,657,938	$531,079,422	$665,849,774	$595,360,541
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	35	—	451
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	—	(1,065)	—	(50,850)
Net decrease	—	(1,030)	—	(50,399)
Service Shares
Shares sold	5,015,781	16,627,116	5,315,054	9,204,370
Shares issued to holders in reinvestment of dividends	—	1,304,882	—	575,507
Shares redeemed	(5,133,050)	(11,271,724)	(4,852,100)	(11,724,090)
Net increase (decrease)	(117,269)	6,660,274	462,954	(1,944,213)

The accompanying notes are an integral part of these financial statements.

95

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$4,777,121	$8,760,545	$2,288,357	$3,559,609
Net realized gain (loss) on investment transactions	183,214	(1,310,533)	1,292,317	(1,199,781)
Net change in unrealized appreciation on investments	4,173,926	1,860,920	3,990,579	6,418,682
Net increase in net assets resulting from operations	9,134,261	$9,310,932	$7,571,253	$8,778,510
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	449	—	—
Shares issued to holders in reinvestment of dividends	—	4	—	—
Shares redeemed	(89)	(27,023)	—	—
Net decrease	(89)	(26,570)	—	—
Service Shares
Shares sold	32,411,169	53,907,835	7,096,595	31,289,817
Shares issued to holders in reinvestment of dividends	—	9,346,194	2,520,159	3,496,696
Shares redeemed	(32,720,955)	(83,687,543)	(13,579,933)	(24,423,966)
Net increase (decrease)	(309,786)	(20,433,514)	(3,963,179)	10,362,547
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	(9,346,198)	(2,520,159)	(3,496,696)
Total dividends and distributions	—	(9,346,198)	(2,520,159)	(3,496,696)
Increase (Decrease) in Net Assets	8,824,386	(20,495,350)	1,087,915	15,644,361
NET ASSETS:
Beginning of year	203,758,161	224,253,511	104,516,590	88,872,229
End of year	$212,582,547	$203,758,161	$105,604,505	$104,516,590
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	48	—	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(9)	(2,871)	—	—
Net decrease	(9)	(2,823)	—	—
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	3,389,869	5,760,602	652,742	3,017,387
Shares issued to holders in reinvestment of dividends	—	1,000,556	231,172	340,115
Shares redeemed	(3,429,489)	(8,922,259)	(1,250,567)	(2,389,673)
Net increase (decrease)	(39,620)	(2,161,101)	(366,653)	967,829

The accompanying notes are an integral part of these financial statements.

96

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$5,734,315	$14,435,607	$5,159,400	$17,478,379
Net realized gain (loss) on investment transactions	759,216	(7,532,583)	(23,939,148)	(12,175,992)
Net change in unrealized appreciation (depreciation) on investments	7,121,171	3,933,961	(5,678,113)	19,345,177
Net increase (decrease) in net assets resulting from operations	$13,614,702	$10,836,985	$(24,457,861)	$24,647,564
CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	75	—	185
Shares issued to holders in reinvestment of dividends	—	95	—	5
Shares redeemed	(44)	(8,409)	(1,398)	(327,642)
Net decrease	(44)	(8,239)	(1,398)	(327,452)
Service Shares
Shares sold	52,211,295	81,844,986	33,511,169	127,378,020
Shares issued to holders in reinvestment of dividends	6,718,602	13,686,267	—	554,410
Shares redeemed	(52,265,041)	(122,117,472)	(40,027,506)	(361,158,721)
Net increase (decrease)	6,664,856	(26,586,219)	(6,516,337)	(233,226,291)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions - Institutional Shares	—	—	—	(5)
Net dividends and distributions - Service Shares	(6,718,602)	(13,686,362)	—	(554,411)
Total dividends and distributions	(6,718,602)	(13,686,362)	—	(554,416)
Increase (Decrease) in Net Assets	13,560,912	(29,443,835)	(30,975,596)	(209,460,595)
NET ASSETS:
Beginning of year	265,671,457	295,115,292	289,809,892	499,270,487
End of year	$279,232,369	$265,671,457	$258,834,296	$289,809,892

The accompanying notes are an integral part of these financial statements.

97

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	8	—	21
Shares issued to holders in reinvestment of dividends	—	11	—	1
Shares redeemed	(5)	(940)	(153)	(38,652)
Net decrease	(5)	(921)	(153)	(38,630)
CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,825,556	9,183,963	3,951,903	15,242,820
Shares issued to holders in reinvestment of dividends	752,374	1,539,999	—	67,718
Shares redeemed	(5,847,936)	(13,725,984)	(4,710,152)	(42,993,320)
Net increase (decrease)	729,994	(3,002,022)	(758,249)	(27,682,782)

[1]	Consolidated Statements of Changes in Net Assets (see note 3b).
The accompanying notes are an integral part of these financial statements.

98

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Conservative Income Fund		Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$541,461	$816,396	$1,930,426	$2,724,414
Net realized gain (loss) on investment transactions	23,549	(39,268)	(39,860)	(2,022,742)
Net change in unrealized appreciation on investments	78,387	55,316	3,550,700	2,175,939
Net increase in net assets resulting from operations	643,397	832,444	5,441,266	2,877,611
CAPITAL SHARE TRANSACTIONS:
Shares sold	15,794,939	16,356,425	20,916,489	31,939,962
Shares issued to holders in reinvestment of dividends	557,641	801,360	1,980,062	2,693,828
Shares redeemed	(8,792,538)	(14,880,223)	(9,965,723)	(11,826,539)
Net increase	7,560,042	2,277,562	12,930,828	22,807,251
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(557,641)	(801,360)	(1,980,062)	(2,693,828)
Total dividends and distributions	(557,641)	(801,360)	(1,980,062)	(2,693,828)
Increase in Net Assets	7,645,798	2,308,646	16,392,032	22,991,034
NET ASSETS:
Beginning of year	14,089,999	11,781,353	79,625,224	56,634,190
End of year	$21,735,797	$14,089,999	$96,017,256	$79,625,224
CHANGES IN SHARES OUTSTANDING
Shares sold	1,632,713	1,694,609	2,484,883	3,803,073
Shares issued to holders in reinvestment of dividends	57,670	83,292	232,918	324,779
Shares redeemed	(907,785)	(1,543,404)	(1,175,240)	(1,418,549)
Net increase	782,598	234,497	1,542,561	2,709,303

The accompanying notes are an integral part of these financial statements.

99

GuideMark Funds & GuidePath Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Growth & Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$631,603	$2,225,655
Net realized gain on investment transactions	1,142,353	3,332,133
Net change in unrealized appreciation on investments	4,869,340	11,461,039
Net increase in net assets resulting from operations	6,643,296	17,018,827
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,472,247	22,127,596
Shares issued to holders in reinvestment of dividends	666,224	2,225,905
Shares redeemed	(26,158,615)	(36,507,124)
Net decrease	(14,020,144)	(12,153,623)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(666,224)	(2,225,905)
Total dividends and distributions	(666,224)	(2,225,905)
Increase (Decrease) In Net Assets	(8,043,072)	2,639,299
NET ASSETS:
Beginning of year	109,456,473	106,817,174
End of year	$101,413,401	$109,456,473
CHANGES IN SHARES OUTSTANDING
Shares sold	929,944	1,996,722
Shares issued to holders in reinvestment of dividends	53,368	203,673
Shares redeemed	(2,221,096)	(3,406,873)
Net decrease	(1,237,784)	(1,206,478)

The accompanying notes are an integral part of these financial statements.

100

Large Cap Core Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$30.93	$23.82	$28.80	$26.58	$16.11	$18.40
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.06	0.17	0.20	0.10	0.06	0.12
Net realized and unrealized gains (losses) on investments	2.25	7.15	(2.88)	3.05	10.51	(2.20)
Total from investment operations	2.31	7.32	(2.68)	3.15	10.57	(2.08)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.20)	(0.16)	(0.12)	(0.10)	(0.02)
Distributions from net realized gains	—	(0.01)	(2.14)	(0.81)	—	(0.19)
Total distributions	—	(0.21)	(2.30)	(0.93)	(0.10)	(0.21)
Net asset value, end of year	$33.24	$30.93	$23.82	$28.80	$26.58	$16.11
Total return	7.46%[3]	30.82%	(8.81)%	11.59%	65.69%	(11.59)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$756,108,533	$723,890,113	$607,841,824	$691,938,719	$602,158,947	$326,952,939
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.88%[4]	0.89%	0.90%	0.89%	1.15%	1.18%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.84%[4]	0.82%	0.87%	0.89%	1.10%	1.14%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.36%[4]	0.65%	0.79%	0.33%	0.21%	0.55%
After expense reimbursement (recapture) and securities lending credit	0.40%[4]	0.70%	0.82%	0.33%	0.26%	0.59%
Portfolio turnover rate	9.46%[3]	19.47%	46.39%	25.18%	34.13%	28.54%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Not annualized.
[4]	Annualized
The accompanying notes are an integral part of these financial statements.

101

Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.95	$10.30	$13.57	$16.50	$10.52	$13.28
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.17	0.22	0.33	0.22	0.05	0.18
Net realized and unrealized gains (losses) on investments	1.16	0.80	(1.87)	(1.73)	5.96	(2.69)
Total from investment operations	1.33	1.02	(1.54)	(1.51)	6.01	(2.51)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.37)	(0.49)	(0.26)	(0.03)	(0.25)
Distributions from net realized gains	—	—	(1.24)	(1.16)	—	—
Total distributions	0.00	(0.37)	(1.73)	(1.42)	(0.03)	(0.25)
Net asset value, end of year	$12.28	$10.95	$10.30	$13.57	$16.50	$10.52
Total return	12.12% [4]	10.03%	(11.02)%	(9.75)%	57.85% [3]	(19.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$50,727,550	$47,929,601	$45,699,264	$71,780,033	$96,895,863	$64,153,851
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.78%[5]	1.88%	1.84%	1.40%	1.55%	1.79%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.34%[5]	1.34%	1.40%	1.39%	1.64%	1.65%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.49%[5]	1.55%	2.39%	1.32%	0.43%	1.20%
After expense reimbursement (recapture) and securities lending credit	2.93%[5]	2.09%	2.83%	1.33%	0.34%	1.34%
Portfolio turnover rate	11.87%[4]	43.80%	43.50%	47.80%	58.36%	42.60%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).
[4]	Not annualized.
[5]	Annualized
The accompanying notes are an integral part of these financial statements.

102

Small Mid Cap Core Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.39	$16.76	$19.12	$21.07	$10.77	$14.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.03	0.07	0.09	0.00 [5]	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	0.66	3.69	(2.08)	0.44	10.72	(3.39)
Total from investment operations	0.69	3.76	(1.99)	0.44	10.68	(3.40)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.07)	(0.06)	(0.04)	(0.02)	(0.02)
Distributions from net realized gains	—	(0.06)	(0.31)	(2.35)	(0.36)	(0.20)
Total distributions	—	(0.13)	(0.37)	(2.39)	(0.38)	(0.22)
Net asset value, end of year	$21.08	$20.39	$16.76	$19.12	$21.07	$10.77
Total return	3.41%[3]	22.44%	(10.34)%	1.38%	99.76%	(24.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$98,687,479	$102,966,460	$95,300,950	$107,105,729	$92,756,350	$52,904,611
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.16%[4]	1.16%	1.17%	1.17%	1.46%	1.50%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.04%[4]	1.04%	1.06%	1.14%	1.31%	1.39%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.17%[4]	0.25%	0.41%	(0.03)%	(0.40)%	(0.16)%
After expense reimbursement (recapture) and securities lending credit	0.29%[4]	0.37%	0.52%	0.01%	(0.25)%	(0.05)%
Portfolio turnover rate	11.62%[3]	16.37%	24.59%	36.38%	37.81%	26.54%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Not annualized.
[4]	Annualized
[5]	Amount calculated is less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

103

World ex-US Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.76	$9.73	$10.31	$10.45	$7.30	$8.86
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.13	0.19	0.23	0.13	0.08	0.14
Net realized and unrealized gains (losses) on investments	0.61	1.19	(0.53)	(0.15)	3.27	(1.54)
Total from investment operations	0.74	1.38	(0.30)	(0.02)	3.35	(1.40)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.23)	(0.21)	(0.12)	(0.20)	(0.16)
Dividends from net realized gains	—	(0.12)	(0.07)	—	—	—
Total distributions	—	(0.35)	(0.28)	(0.12)	(0.20)	(0.16)
Net asset value, end of year	$11.50	$10.76	$9.73	$10.31	$10.45	$7.30
Total return	6.91%[3]	14.42%	(2.70)%	(0.27)%	45.89%	(16.16)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$119,568,835	$117,448,079	$109,714,796	$125,033,842	$138,023,708	$110,561,165
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.22%[4]	1.24%	1.26%	1.25%	1.38%	1.36%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.10%[4]	1.10%	1.14%	1.14%	1.37%	1.35%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.32%[4]	1.80%	2.37%	1.08%	0.88%	1.58%
After expense reimbursement (recapture) and securities lending credit	2.44%[4]	1.91%	2.49%	1.19%	0.89%	1.59%
Portfolio turnover rate	14.97%[3]	30.33%	54.13%	33.89%	46.15%	25.52%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Not annualized.
[4]	Annualized
The accompanying notes are an integral part of these financial statements.

104

Core Fixed Income Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.20	$8.27	$9.01	$9.70	$9.80	$9.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.14	0.26	0.20	0.11	0.11	0.17
Net realized and unrealized gains (losses) on investments	0.27	(0.06)	(0.74)	(0.57)	0.14[3]	0.49
Total from investment operations	0.41	0.20	(0.54)	(0.46)	0.25	0.66
LESS DISTRIBUTION:
Distributions from net investment income	(0.17)	(0.27)	(0.20)	(0.12)	(0.18)	(0.11)
Distributions from net realized gains	—	—	—	(0.11)	(0.17)	(0.02)
Total distributions	(0.17)	(0.27)	(0.20)	(0.23)	(0.35)	(0.13)
Net asset value, end of year	$8.44	$8.20	$8.27	$9.01	$9.70	$9.80
Total return	5.07% [4]	2.56%	(6.02)%	(4.88)%	2.47%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$176,736,060	$172,263,447	$170,247,628	$200,560,432	$188,033,933	$135,386,961
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.99%[5]	1.00%	0.99%	0.99%	1.28%	1.29%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.94%[5]	0.94%	0.94%	0.94%	1.19%	1.19%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.46%[5]	3.23%	2.28%	1.09%	1.01%	1.67%
After expense reimbursement (recapture) and securities lending credit	3.51%[5]	3.29%	2.33%	1.14%	1.10%	1.77%
Portfolio turnover rate	99.04%[4]	267.22%	252.14%	263.72%	283.45%	278.67%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[4]	Not annualized.
[5]	Annualized
The accompanying notes are an integral part of these financial statements.

105

Growth Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.97	$13.90	$16.03	$15.64	$10.06	$11.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.05	0.17	0.13	0.12	0.07	0.13
Net realized and unrealized gains (losses) on investments	1.47	3.21	(1.72)	0.73	5.78	(1.41)
Total from investment operations	1.52	3.38	(1.59)	0.85	5.85	(1.28)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.26)	(0.03)	(0.13)	(0.07)	(0.14)
Distributions from net realized gains	—	(0.05)	(0.51)	(0.33)	(0.20)	—
Total distributions	—	(0.31)	(0.54)	(0.46)	(0.27)	(0.14)
Net asset value, end of year	$18.49	$16.97	$13.90	$16.03	$15.64	$10.06
Total return	8.95%[5]	24.46%	(9.69)%	5.22%	58.23%	(11.35)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$1,391,062,119	$1,279,611,829	$950,178,503	$1,136,476,058	$1,075,230,154	$739,949,997
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.67%[6]	0.67%	0.69%	0.68%	0.94%	0.97%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.64%[6]	0.62%	0.64%	0.64%	0.90%	0.93%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.59%[6]	1.09%	0.87%	0.71%	0.44%	1.03%
After expense reimbursement (recapture) and securities lending credit	0.62%[6]	1.14%	0.92%	0.75%	0.48%	1.07%
Portfolio turnover rate	10.29%[5]	18.58%	22.84%	17.09%	39.58%	37.80%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not annualized.
[6]	Annualized
The accompanying notes are an integral part of these financial statements.

106

Conservative Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.88	$10.17	$10.98	$11.07	$9.14	$9.62
Income from investment operations:
Net investment income[1]	0.17	0.34	0.27	0.21	0.20	0.23
Net realized and unrealized gains (losses) on investments	0.59	0.71	(0.87)	0.10	1.96	(0.49)
Total from investment operations	0.76	1.05	(0.60)	0.31	2.16	(0.26)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.34)	(0.17)	(0.20)	(0.19)	(0.22)
Distributions from net realized gains	—	—	(0.04)	(0.20)	(0.04)	—
Total distributions	—	(0.34)	(0.21)	(0.40)	(0.23)	(0.22)
Net asset value, end of year	$11.64	$10.88	$10.17	$10.98	$11.07	$9.14
Total return	6.96% [5]	10.48%	(5.39)%	2.60%	23.67%	(2.99)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$566,657,938	$531,079,422	$428,327,883	$509,796,048	$461,123,761	$314,935,864
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.68% [6]	0.70%	0.71%	0.70%	0.96%	0.99%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.52% [6]	0.45%	0.45%	0.45%	0.70%	0.70%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.90% [6]	3.01%	2.37%	1.56%	1.64%	1.98%
After expense reimbursement (recapture) and securities lending credit	3.06% [6]	3.26%	2.63%	1.81%	1.90%	2.27%
Portfolio turnover rate	7.93% [5]	19.92%	48.39%	28.28%	38.17%	58.96%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not annualized.
[6]	Annualized
The accompanying notes are an integral part of these financial statements.

107

Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.09	$10.56	$11.40	$11.39	$9.96	$10.92
Income from investment operations:
Net investment income[1]	0.05	0.09	0.15	0.05	0.01	0.06
Net realized and unrealized gains (losses) on investments	1.35	2.58	(0.49)	1.15	1.94	(0.51)
Total from investment operations	1.40	2.67	(0.34)	1.20	1.95	(0.45)
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.14)	—	(0.05)	(0.01)	(0.06)
Distributions from net realized gains	—	—	(0.50)	(1.14)	(0.51)	(0.45)
Total distributions	—	(0.14)	(0.50)	(1.19)	(0.52)	(0.51)
Net asset value, end of year	$14.49	$13.09	$10.56	$11.40	$11.39	$9.96
Total return	10.72% [5]	25.45%	(2.90)%	10.32%	19.96%	(4.83)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	665,849,774	595,360,541	$500,975,471	$518,623,186	$469,311,387	$323,199,482
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.78% [6]	0.79%	0.80%	0.81%	1.07%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.76% [6]	0.77%	0.79%	0.78%	1.05%	1.06%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.69% [6]	0.77%	1.37%	0.36%	0.07%	0.50%
After expense reimbursement (recapture) and securities lending credit	0.71% [6]	0.79%	1.38%	0.39%	0.09%	0.54%
Portfolio turnover rate	178.20% [5]	333.31%	248.27%	406.19%	443.30%	500.28%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not annualized.
[6]	Annualized
The accompanying notes are an integral part of these financial statements.

108

Absolute Return Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.39	$9.39	$10.08	$10.58	$10.01	$10.40
Income from investment operations:
Net investment income[1]	0.22	0.40	0.28	0.23	0.20	0.27
Net realized and unrealized gains (losses) on investments	0.20	0.05	(0.75)	(0.52)	0.63[5]	(0.37)
Total from investment operations	0.42	0.45	(0.47)	(0.29)	0.83	(0.10)
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.45)	(0.22)	(0.21)	(0.26)	(0.29)
Total distributions	—	(0.45)	(0.22)	(0.21)	(0.26)	(0.29)
Net asset value, end of year	$9.81	$9.39	$9.39	$10.08	$10.58	$10.01
Total return	4.53% [6]	4.72%	(4.56)%	(2.80)%	8.26%	(1.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$212,582,547	$203,758,072	$224,226,970	$236,003,490	$212,656,486	$391,177,265
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.82% [7]	0.84%	0.86%	0.82%	1.09%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.60% [7]	0.55%	0.58%	0.55%	0.81%	0.81%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	4.42% [7]	3.91%	2.73%	1.87%	1.57%	2.22%
After expense reimbursement (recapture) and securities lending credit	4.64% [7]	4.20%	3.01%	2.14%	1.85%	2.51%
Portfolio turnover rate	27.71% [6]	53.14%	152.99%	27.64%	65.03%	161.00%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.03%, 0.00%, 0.01% and 0.01%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[6]	Not annualized.
[7]	Annualized
The accompanying notes are an integral part of these financial statements.

109

Multi-Asset Income Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.77	$10.17	$11.37	$11.33	$9.06	$10.66
Income from investment operations:
Net investment income[1]	0.24	0.41	0.37	0.31	0.27	0.34
Net realized and unrealized gains (losses) on investments	0.56	0.60	(1.17)	0.05	2.27	(1.63)
Total from investment operations	0.80	1.01	(0.80)	0.36	2.54	(1.29)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.27)	(0.41)	(0.40)	(0.32)	(0.27)	(0.31)
Distributions from net realized gains	—	—	—	—	—	(0.00) [7]
Total distributions	(0.27)	(0.41)	(0.40)	(0.32)	(0.27)	(0.31)
Net asset value, end of year	$11.30	$10.77	$10.17	$11.37	$11.33	$9.06
Total return	7.60% [5]	10.15%	(6.92)%	3.09%	28.42%	(12.53)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$105,604,505	$104,516,590	$88,872,229	$111,888,042	$132,821,013	$112,044,753
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.84% [6]	0.85%	0.85%	0.84%	1.09%	1.12%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.73% [6]	0.71%	0.59%	0.70%	0.96%	0.92%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	4.32% [6]	3.89%	3.32%	2.55%	2.48%	2.99%
After expense reimbursement (recapture) and securities lending credit	4.43% [6]	4.03%	3.58%	2.69%	2.61%	3.19%
Portfolio turnover rate	29.83% [5]	27.54%	65.66%	24.21%	73.27%	85.15%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[4]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not annualized.
[6]	Annualized
[7]	Amount calculated is greater than $(0.005) per share.
The accompanying notes are an integral part of these financial statements.

110

Flexible Income Allocation Fund
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.89	$8.97	$9.99	$10.50	$9.30	$9.37
Income from investment operations:
Net investment income[1]	0.19	0.47	0.23	0.21	0.25	0.33
Net realized and unrealized gains (losses) on investments	0.26	(0.10)	(0.96)	(0.44)	1.18 [2]	(0.08)[2]
Total from investment operations	0.45	0.37	(0.73)	(0.23)	1.43	0.25
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.22)	(0.45)	(0.22)	(0.21)	(0.23)	(0.32)
Dividends from net realized gains	—	—	(0.07)	(0.07)	—	—
Total distributions	(0.22)	(0.45)	(0.29)	(0.28)	(0.23)	(0.32)
Net asset value, end of year	$9.12	$8.89	$8.97	$9.99	$10.50	$9.30
Total return	5.19% [6]	4.19%	(7.27)%	(2.33)%	15.38%	2.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$279,232,369	$265,671,413	$295,106,939	$347,766,775	$279,838,116	$98,516,379
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.70% [7]	0.71%	0.70%	0.70%	0.99%	1.05%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.54% [7]	0.50%	0.50%	0.50%	0.75%	0.75%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	4.11% [7]	5.04%	2.28%	1.83%	2.17%	3.20%
After expense reimbursement (recapture) and securities lending credit	4.27% [7]	5.25%	2.48%	2.03%	2.41%	3.50%
Portfolio turnover rate	44.13% [6]	247.29%	483.66%	195.55%	211.84%	517.05%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Not annualized.
[7]	Annualized
The accompanying notes are an integral part of these financial statements.

111

Managed Futures Strategy Fund (Consolidated)
FINANCIAL HIGHLIGHTS
Service
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.84	$8.25	$9.89	$9.27	$8.65	$7.91
Income from investment operations:
Net investment income (loss)[1]	0.16	0.31	0.16	(0.14)	(0.13)	0.01
Net realized and unrealized gains on investments	(0.92)	0.29	0.54[3]	1.57	1.05	1.08
Total from investment operations	(0.76)	0.60	0.70	1.43	0.92	1.09
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.01)	(1.04)	(0.20)	—	(0.07)
Dividends from net realized gains	—	—	(1.30)	(0.61)	(0.30)	(0.28)
Total distributions	—	(0.01)	(2.34)	(0.81)	(0.30)	(0.35)
Net asset value, end of year	$8.08	$8.84	$8.25	$9.89	$9.27	$8.65
Total return	(8.52)% [4]	7.23%	5.04%	16.94%	10.84%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$258,834,296	$289,808,486	$498,938,872	$251,272,515	$207,653,403	$221,868,264
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.54% [5]	1.50%	1.52%	1.54%	1.80%	1.85%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.54% [5]	1.50%	1.52%	1.54%	1.81%	1.90%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	3.71% [5]	3.66%	1.52%	(1.47)%	(1.47)%	0.18%
After expense reimbursement (recapture) and fees waived	3.71% [5]	3.66%	1.52%	(1.47)%	(1.48)%	0.13%
Portfolio turnover rate	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[4]	Not annualized.
[5]	Annualized
The accompanying notes are an integral part of these financial statements.

112

Conservative Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.66	$9.63	$9.78	$9.94	$9.90	$9.99
Income from investment operations:
Net investment income[1]	0.23	0.43	0.20	0.05	0.03	0.17
Net realized and unrealized gains (losses) on investments	0.04	0.02	(0.13)	(0.16)	0.04	(0.09)
Total from investment operations	0.27	0.45	0.07	(0.11)	0.07	0.08
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.23)	(0.42)	(0.22)	(0.05)	(0.03)	(0.17)
Total distributions	(0.23)	(0.42)	(0.22)	(0.05)	(0.03)	(0.17)
Net asset value, end of year	$9.70	$9.66	$9.63	$9.78	$9.94	$9.90
Total return	2.80% [5]	4.82%	0.71%	(1.12)%	0.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$21,735,797	$14,089,999	$11,781,353	$10,911,849	$15,926,192	$6,724,818
Ratio of expenses to average net assets[2]
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.84% [6]	0.92%	0.95%	1.06%	1.14%	2.23%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.64% [6]	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	4.54% [6]	4.20%	1.81%	0.08%	(0.20)%	0.18%
After expense reimbursement (recapture) and fees waived	4.74% [6]	4.48%	2.12%	0.50%	0.30%	1.77%
Portfolio turnover rate	98.91% [5]	258.88%	398.32%	161.18%	190.65%	190.99%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized
The accompanying notes are an integral part of these financial statements.

113

Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.47	$8.46	$9.20	$9.95	$9.86	$9.89
Income from investment operations:
Net investment income[1]	0.19	0.31	0.17	0.21	0.18	0.29
Net realized and unrealized gains (losses) on investments	0.30	0.00[4]	(0.74)	(0.75)	0.09[4]	(0.05)[4]
Total from investment operations	0.49	0.31	(0.57)	(0.54)	0.27	0.24
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.30)	(0.17)	(0.21)	(0.18)	(0.27)
Distributions from net realized gains	—	—	—	—	—	(0.00) [8]
Total distributions	(0.19)	(0.30)	(0.17)	(0.21)	(0.18)	(0.27)
Net asset value, end of year	$8.77	$8.47	$8.46	$9.20	$9.95	$9.86
Total return	5.88% [6]	3.82%	(6.21)%	(5.53)%	2.79%	2.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$96,017,256	$79,625,224	$56,634,190	$44,470,391	$38,031,721	$32,494,874
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.81% [7]	0.84%	0.85%	0.88%	0.92%	1.18%
After expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.66% [7]	0.79%	0.79%	0.79%	0.80%	0.79%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	4.14% [7]	3.70%	1.91%	2.02%	1.73%	2.39%
After expense reimbursement (recapture) and fees waived	4.29% [7]	3.75%	1.97%	2.11%	1.85%	2.79%
Portfolio turnover rate	7.68% [6]	288.92%	300.76%	222.96%	194.13%	247.58%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[4]
Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[5]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.
[6]	Not annualized.
[7]	Annualized
[8]	Amount calculated is greater than $(0.005) per share.
The accompanying notes are an integral part of these financial statements.

114

Growth & Income Fund
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.16	$10.46	$11.02	$11.68	$8.72	$9.77
Income from investment operations:
Net investment income[1]	0.08	0.26	0.24	0.11	0.13	0.19
Net realized and unrealized gains (losses) on investments	0.91	1.70	(0.58)	0.89	2.96	(1.09)
Total from investment operations	0.99	1.96	(0.34)	1.00	3.09	(0.90)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)	(0.26)	(0.22)	(0.14)	(0.13)	(0.15)
Distributions from net realized gains (losses)	—	—	—	(1.52)	—	(0.00)[7]
Total distributions	(0.09)	(0.26)	(0.22)	(1.66)	(0.13)	(0.15)
Net asset value, end of year	$13.06	$12.16	$10.46	$11.02	$11.68	$8.72
Total return	8.19% [5]	19.08%	(3.02)%	7.90%	35.67%	(9.45)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year	$101,413,401	$109,456,473	$106,817,174	$116,833,573	$86,833,376	$33,927,659
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.89% [6]	0.94%	0.94%	0.87%	0.95%	1.34%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.83% [6]	0.88%	0.89%	0.81%	0.80%	0.79%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	1.28% [6]	2.35%	2.21%	0.86%	1.13%	1.34%
After expense reimbursement (recapture) and fees waived	1.34% [6]	2.41%	2.26%	0.92%	1.28%	1.89%
Portfolio turnover rate	18.39% [5]	122.79%	73.19%	174.37%	108.96%	159.34%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.04%, 0.09%, 0.10%, 0.02%, 0.01% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized
[7]	Amount calculated is greater than $(0.005) per share.
The accompanying notes are an integral part of these financial statements.

115

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024
1. Organization
GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers a single share class. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. Fund of Funds
The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.
3. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(A)
Investment Valuation – The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

116

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.
Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.
Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.
Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.
Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.
Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

117

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.
Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.
Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.
To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:
GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$719,601,454	$—	$3,538	$719,604,992
Investment Companies	24,956,153	—	—	24,956,153
Real Estate Investment Trusts	8,061,053	—	—	8,061,053
Investments Purchased with Proceeds from Securities Lending*	—	—	—	46,852,828
Money Market Funds	4,325,078	—	—	4,325,078
Total Investments in Securities	$756,943,738	$—	$3,538	$803,800,104

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

118

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2024	$3,538
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of September 30, 2024	$3,538
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2024.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$—	$67,899	$—	$67,899
Brazil	1,832,446	—	—	1,832,446
Cayman Island	—	3,307,838	28,878	3,336,716
Chile	97,985	295,818		393,803
China	600,429	8,698,343	—	9,298,772
Colombia	66,637	—	—	66,637
Czech Republic	—	112,244	—	112,244
Egypt	269,093	—	—	269,093
Hong Kong	45,996	648,030	—	694,026
Hungary	—	147,669	—	147,669
India	120,752	9,257,763	—	9,378,515
Indonesia	287,229	505,813	—	793,042
Ireland	407,665	—	—	407,665
Luxembourg	—	33,348	—	33,348
Mexico	881,337	—	—	881,337
Peru	158,739	—	—	158,739
Philippines	—	45,423	—	45,423
Poland	98,039	438,480	—	536,519
Qatar	—	345,116	—	345,116
Republic of Korea	—	6,163,869		6,163,869
Russian Federation	—	—	0	—
South Africa	649,438	1,227,487	—	1,876,925
South Korea	19,020	162,733	—	181,753
Tawain, Province of China	—	8,779,443	—	8,779,443
Thailand	—	516,723	—	516,723

119

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)

	Level 1	Level 2	Level 3	Total
GuideMark Emerging Markets Fund (Continued)
Common Stocks (Continued)
Turkey	$218,480	$605,605		$$824,085
United Arab Emirates	128,999	349,914	—	478,913
Total Common Stocks	5,882,284	41,709,558	28,878	47,620,720
Investment Companies
China	860,232	—	—	860,232
United Arab Emirates	1,510,384	—	—	1,510,384
Total Investment Companies	2,370,616	—	—	2,370,616
Preferred Stocks
Brazil	805,705	—	—	805,705
Colombia	84,329	—	—	84,329
Republic of Korea	—	186,408	—	186,408
Total Preferred Stocks	890,034	186,408	—	1,076,442
Investments Purchased with Proceeds from Securities Lending*	—	—	—	2,157,546
Money Market Funds	284,900	—	—	284,900
Total Investments in Securities	$ 9,427,834	$41,895,966	$28,878	$53,510,224

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Rights
Balance as of April 1, 2024	$0	$ 0
Purchases	—	—
Sales proceeds and paydowns	—	0
Accreted discounts, net	—	—
Corporate Actions	101,584	—
Realized gain (loss)	—	0
Change in unrealized appreciation (depreciation)	(129,324)	—
Transfers into/(out of) Level 3	56,618	—
Balance as of September 30, 2024	$28,878	$—
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2024.	$(129,324)	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

120

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 90,936,620	$—	$5,014	$90,941,634
Real Estate Investment Trusts	4,132,099	—	—	4,132,099
Investment Companies	3,253,981	—	—	3,253,981
Investments Purchased with Proceeds from Securities Lending*	—	—	—	10,326,514
Money Market Funds	467,867	—	—	467,867
Total Investments in Securities	$98,790,567	$—	$5,014	$109,122,095

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2024	$7,246
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	(5,539)
Realized gain (loss)	5,539
Change in unrealized appreciation (depreciation)	(2,233)
Transfers into/(out of) Level 3	—
Balance as of September 30, 2024	$5,013
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2024.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,177,390	$—	$6,177,390
Austria	—	901,152	—	901,152
Belgium	—	766,260	—	766,260
Canada	12,371,125	—	—	12,371,125
Denmark	—	3,397,033	—	3,397,033
Finland	—	734,218	—	734,218
France	20,578	11,626,256	—	11,646,834
Germany	—	10,703,105	—	10,703,105
Hong Kong	—	1,704,100	—	1,704,100
Ireland	97,940	725,657	—	823,597
Israel	1,038,370	139,987	—	1,178,357
Italy	—	3,128,236	—	3,128,236

121

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)

	Level 1	Level 2	Level 3	Total
GuideMark World ex-US Fund (Continued)
Common Stocks (Continued)
Japan	$—	$24,269,362	$—	$24,269,362
Jersey	—	163,181	—	163,181
Jordan	—	105,199	—	105,199
Luxembourg	—	153,286	—	153,286
Netherlands	568,201	4,487,354	—	5,055,555
New Zealand	—	472,004	—	472,004
Norway	49,610	953,767	—	1,003,377
Poland	—	294,587	—	294,587
Portugal	265,165	133,754	—	398,919
Singapore	120,773	1,403,250	—	1,524,023
Spain	—	2,890,981	—	2,890,981
Sweden	270,071	2,845,122	—	3,115,193
Switzerland	—	8,043,352	—	8,043,352
United Kingdom	58,196	13,767,452	—	13,825,648
United States	60,202	—	—	60,202
Total Common Stocks	14,920,231	99,986,045	—	114,906,276
Investment Companies
Canada	253,853	—	—	253,853
Japan	2,700,664	—	—	2,700,664
Total Investment Companies	2,954,517	—	—	2,954,517
Real Estate Investment Trusts
Australia	—	207,260	—	207,260
France	—	86,970	—	86,970
Total Real Estate Investment Trusts	—	294,230	—	294,230
Preferred Stocks
Germany	—	49,162	—	49,162
Total Preferred Stocks	—	49,162	—	49,162
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending*	—	—	—	551,730
Money Market Funds	620,882	—	—	620,882
Total Investments in Securities	$18,495,630	$100,329,437	$0	$119,376,797

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

122

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants
Balance as of April 1, 2024	$ 0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	$—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of September 30, 2024	$ 0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2024.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$52,818,381	$—	$52,818,381
U.S. Treasury Obligations	—	51,257,495	—	51,257,495
Corporate Obligations	—	42,936,551	—	42,936,551
Collateralized Mortgage Obligations	—	25,004,092	—	25,004,092
Asset Backed Securities	—	13,434,130	—	13,434,130
Foreign Government Debt Obligations	—	2,635,911	—	2,635,911
Municipal Debt Obligations	—	2,357,462	—	2,357,462
Total Fixed Income	—	190,444,022	—	190,444,022
Investments Purchased with Proceeds from Securities Lending*	—	—	—	675,717
Money Market Funds	5,755,963	—	—	5,755,963
Total Investments in Securities	$5,755,963	$190,444,022	$—	$196,875,702
Other Financial Instruments**
Futures	$18,485	$—	$—	$18,485
Swaps	—	249,821	—	249,821

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

123

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,375,826,090	$—	$—	$1,375,826,090
Investments Purchased with Proceeds from Securities Lending*	—	—	—	245,268,249
Money Market Funds	15,153,182	—	—	15,153,182
Total Investments in Securities	$1,390,979,272	$—	$—	$1,636,247,521

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$560,239,072	$—	$—	$560,239,072
Investments Purchased with Proceeds from Securities Lending*	—	—	—	126,623,588
Money Market Funds	5,767,238	—	—	5,767,238
Total Investments in Securities	$566,006,310	$—	$—	$692,629,898

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$473,434,394	$—	$—	$473,434,394
Investment Companies	178,346,299	—	—	178,346,299
Investments Purchased with Proceeds from Securities Lending*	—	—	—	34,967,511
Money Market Funds	13,531,848	—	—	13,531,848
Total Investments in Securities	$665,312,541	$—	$—	$700,280,052

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

124

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$209,853,847	$—	$—	$209,853,847
Investments Purchased with Proceeds from Securities Lending*	—	—	—	21,132,013
Money Market Funds	1,823,196	—	—	1,823,196
Total Investments in Securities	$211,677,043	$—	$—	$232,809,056

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$104,093,762	$—	$—	$104,093,762
Investments Purchased with Proceeds from Securities Lending*	—	—	—	31,474,570
Money Market Funds	1,508,300	—	—	1,508,300
Total Investments in Securities	$105,602,062	$—	$—	$137,076,632

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$271,371,069	$—	$—	$271,371,069
Investments Purchased with Proceeds from Securities Lending*	—	—	—	70,730,790
Money Market Funds	7,203,531	—	—	7,203,531
Total Investments in Securities	$ 278,574,600	$—	$—	$349,305,390

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

125

GuideMark Funds & GuidePath Funds
Notes to Financial Statements
September 30, 2024(Continued)
For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$147,531,820	$—	$147,531,820
Money Market Funds	20,147,055	—	—	20,147,055
U.S. Treasury Bills	—	72,029,699	—	72,029,699
Total Investments in Securities	$20,147,055	$219,561,519	$—	$239,708,574
Other Financial Instruments*
Futures	$3,999,895	$—	$—	$3,999,895
Forward Currency Contracts	$—	$509,677	$—	$509,677

*
Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.
GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$6,573,328	$—	$—	$6,573,328
U.S. Treasury Securities	—	1,969,085	—	1,969,085
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,915,544
Money Market Funds	13,071,280	—	13,071,280
Total Investments in Securities	$19,644,608	$1,969,085	$—	$23,529,237

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$ 93,495,731	$—	$—	$93,495,731
Investments Purchased with Proceeds from Securities Lending*	—	—	—	8,570,170
Money Market Funds	2,804,807	—	—	2,804,807
Total Investments in Securities	$96,300,538	$—	$—	$104,870,708

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

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For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,683,056	$—	$—	$50,683,056
Investment Companies	49,619,238	—	—	49,619,238
Investments Purchased with Proceeds from Securities Lending*	—	—	—	11,753,852
Money Market Funds	1,435,876	—	—	1,435,876
Total Investments in Securities	$101,738,170	$—	$—	$113,492,022

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
(B)
Consolidation of Subsidiary – The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 2.84% of its total assets invested in the Subsidiary as of September 30, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
(C)
Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(D)
Repurchase Agreements – Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(E)
Federal Income Taxes – The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for

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income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2024, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(F)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(G)
Indemnifications – Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(H)
Expenses – Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

(I)
Organization and Offering Costs – Organization costs consist of costs incurred to establish a Fund and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(J)
Security Transactions and Income Recognition – Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(K)
Foreign Taxes – Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country specific taxation of dividend income and related amounts reclaimable.

(L)
Distributions to Shareholders – The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income

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Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.
(M)
Derivatives – Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Futures
Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.
The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds

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September 30, 2024(Continued)
may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.
Futures contracts are valued at the daily quoted settlement prices.
Swaps
The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.
Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Derivative Instruments and Hedging Activities
Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.
GuideMark Core Fixed Income Fund
During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.
The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, purchased/written options and sold (wrote) options to efficiently manage investment grade credit exposure.

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September 30, 2024(Continued)
Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts - Swaps	Variation margin receivable on swap contracts	$53,929	Variation margin payable on swap contracts	$ —
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	18,485	Unrealized depreciation on futures contracts**	—
Total		$72,414		$—

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2024

	Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Options	Total
Credit Contracts	$—	$(23,983)	$30,354	$6,371
Interest Rate Contracts	(254,664)	(617,356)	—	(872,020)
Total	$(254,664)	$(641,339)	$30,354	$(865,649)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Options	Total
Interest Rate Contracts	86,928	(143,184)	—	(56,256)
Total	$86,928	$(143,184)	$—	$(56,256)

GuidePath Managed Futures Strategy Fund
The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2024, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.
Consolidated Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts - Futures*	Unrealized appreciation on futures contracts**	$1,468,938	Unrealized depreciation on futures contracts**	$1,077,755
Equity Contracts - Futures*	Unrealized appreciation on futures contracts**	1,768,296	Unrealized depreciation on futures contracts**	156,595

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September 30, 2024(Continued)

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation on forward currency contracts	543,865	Unrealized depreciation on forward currency contracts	34,188
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts**	1,602,697	Unrealized depreciation on futures contracts**	127,782
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	980,234	Unrealized depreciation on futures contracts**	458,138
Total		$6,364,030		$1,854,458

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024
Amount of Realized Gain (Loss) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$1,338,078	$—
Equity Contracts	4,683,670	—
Foreign Exchange Contracts	8,270,529	(2,610,702)
Interest Rate Contracts	6,376,504	—
Total	$20,668,781	$(2,610,702)

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(2,902,993)	$—
Equity Contracts	(4,330,612)	—
Foreign Exchange Contracts	(579,104)	522,554
Interest Rate Contracts	1,387,455	—
Total	$(6,425,254)	$522,554

Volume Disclosures
The average monthly value outstanding of options written during the period ended September 30, 2024 were as follows:

	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Options Written	$(4,673)	$—

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September 30, 2024(Continued)
The average monthly notional amount outstanding of futures, forwards and swaps during the period ended September 30, 2024 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$12,775,231	$557,826,693
Forwards	$—	$65,833,069
Swaps	$3,481,429	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$(7,351,369)	$(1,254,609,139)
Forwards	$—	$(85,184,420)

Derivative Risks
The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Offsetting Assets and Liabilities
GuideMark Core Fixed Income Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of September 30, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

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September 30, 2024(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description/Counterparty
Swaps
Morgan Stanley	53,929	—	53,929	(53,929)	—	—
	$53,929	$ —	$53,929	$(53,929)	$ —	$ —

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Futures*
Citigroup	$40,659	$ —	$40,659	$(40,659)	$ —	$ —
	$40,659	$—	$40,659	$(40,659)	$—	$—

*
Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts – variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of September 30, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description/Counterparty
Forward
UBS AG	$543,865	$(34,188)	$509,677	$—	$ —	$509,677
Futures*
Goldman Sachs	238,210	—	238,210	(238,210)	—	—
	$782,075	$(34,188)	$747,887	$(238,210)	$—	$509,677

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Notes to Financial Statements
September 30, 2024(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Forward
UBS AG	$34,188	$(34,188)	$—	$—	$—	$ —
Futures*
Goldman Sachs	1,926,583	—	1,926,583	(238,210)	(1,688,373)	—
	$1,960,771	$—	$1,926,583	$(238,210)	$(1,688,373)	$—

*
Cumulative appreciation/depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts - variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(N)
Securities Purchased or Sold on a Forward-Commitment Basis – The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(O)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value in accordance with Rule 2a-5 pursuant to procedures approved by the Board.

(P)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

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September 30, 2024(Continued)
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
(Q)
Restricted and Illiquid Securities – No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(R)
Auction Rate Securities – The Core Fixed Income Fund and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(S)
Short Sales – Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(T)
Trustee Compensation – Effective April 1, 2023, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $110,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.
(U)
Pending Litigation – The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(V)
Participatory Notes (“participation notes”) – Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is

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September 30, 2024(Continued)
generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.
The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of September 30, 2024.
4. Investment Advisor
Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund also has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

Effective April 1, 2023, AssetMark implemented a voluntary fee waiver with respect to the Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund. The voluntary fee waiver may be discontinued by the Advisor at any time. Pursuant to the voluntary waiver, AssetMark is waiving a portion of its advisory fees as a percentage of the average daily net assets of the Fund at the rate specified below. AssetMark will not have any right to seek reimbursement or recoupment from the Funds of any fees waived pursuant to the voluntary waiver.

Large Cap Core Fund	0.020%
Emerging Markets Fund	0.060%
Small/Mid Cap Core Fund	0.035%
World ex-US Fund	0.041%

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September 30, 2024(Continued)
AssetMark also provides certain administrative services to the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a monthly fee at an annual rate of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Pursuant to an administrative services agreement, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.
In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.
Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2025, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

Single Class
Large Cap Core Fund	0.99%
Emerging Markets Fund	1.40%
Small/Mid Cap Core Fund	1.20%
World ex-US Fund	1.14%
Core Fixed Income Fund	0.94%
Growth Allocation Fund	0.75%
Conservative Allocation Fund	0.75%*
Tactical Allocation Fund	0.85%
Absolute Return Allocation Fund	0.69%*
Multi-Asset Income Allocation Fund	0.85%
Flexible Income Allocation Fund	0.80%*
Managed Futures Strategy Fund	1.65%
Conservative Income Fund	0.64%
Income Fund	0.79%
Growth and Income Fund	0.79%

*	The rates shown were effective August 1, 2024.
Effective August 1, 2024, the expense limitations for the GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund and GuidePath Flexible Income Allocation Fund were changed from 0.45% to 0.75%, 0.50% to 0.69% and 0.50% to 0.80%, respectively.
Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of September 30, 2024, Large Cap Core Fund, Small/Mid Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund, Managed Futures Strategy Fund and Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

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Notes to Financial Statements
September 30, 2024(Continued)
The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2025	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028
Emerging Markets Fund	$—	$219,516	$213,513	$87,893
World ex-US Fund	128,571	110,947	114,158	39,160
Core Fixed Income Fund	48,444	80,939	84,536	39,506
Absolute Return Allocation Fund	—	—	—	18,906
Conservative Income Fund	25,459	31,182	24,854	21,343
Growth and Income Fund	18,646	2,958	4,874	21,159

Additionally, the following amounts are subject to potential recovery if each Fund begins operating below the previous expense limits, also stated in the following table:

	Previous Expense Limit	Year of Expiration 03/31/2025	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028
Conservative Allocation Fund	0.45%	$386,460	$671,931	$789,646	$308,782
Absolute Return Allocation Fund	0.55%	144,290	692,156	476,268	148,542
Flexible Income Allocation Fund	0.50%	116,483	308,523	374,053	96,576

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of AssetMark, closed on September 5, 2024. As a result of the Transaction, AssetMark and certain affiliates of AssetMark are now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR LLC. The Transaction caused certain agreements for the Funds to automatically terminate as required by law, including the investment advisory agreement between AssetMark and each Trust, on behalf of each Fund, as well as the sub-advisory agreements between AssetMark and the Funds’ sub-advisors, on behalf of the Funds. Accordingly, the Board of Trustees of each Trust has approved a new investment advisory agreement (the “New Advisory Agreement”) and, as applicable, new sub-advisory agreement(s) for each Fund. The Funds also obtained all requisite shareholder approvals for the New Advisory Agreement.
5. Service, Custody, and Line of Credit Agreements
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.
The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. The LoC was renewed July 25, 2024 and will mature, unless renewed, on July 24, 2025. Borrowing under the LoC is limited to the lesser of 30% of the gross market value of a Fund, 30% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 8.00% at September 30, 2024. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

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Notes to Financial Statements
September 30, 2024(Continued)
During the period April 1, 2024 to September 30, 2024, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Emerging Markets Fund	$11,557	8.50%	$691,000
Small/Mid Cap Core Fund	15,295	8.50%	2,407,000
World ex-US Fund	65,306	8.50%	2,824,000
Absolute Return Allocation Fund	13,639	8.50%	832,000
Multi-Asset Income Allocation Fund	5,459	8.46%	307,000
Growth and Income Fund	395,634	8.50%	18,233,000

As of Septmber 30, 2024, no Funds had outstanding borrowings.
6. Securities Lending
The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.
During the period ended September 30, 2024, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.
Secured Borrowings
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$46,852,828
Emerging Markets Fund	2,157,546
Small/Mid Cap Core Fund	10,326,514
World ex-US Fund	551,730
Core Fixed Income Fund	675,718
Growth Allocation Fund	245,268,249
Conservative Allocation Fund	126,623,589

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Notes to Financial Statements
September 30, 2024(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Tactical Allocation Fund	34,967,511
Absolute Return Allocation Fund	21,132,013
Multi-Asset Income Allocation Fund	31,474,570
Flexible Income Allocation Fund	70,730,790
Conservative Income Fund	1,915,544
Income Fund	8,570,170
Growth & Income Fund	11,753,852
Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$613,000,624

7. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2024 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$68,436,855	$182,960,885
Emerging Markets Fund	5,831,351	15,552,193
Small/Mid Cap Core Fund	11,335,464	43,899,015
World ex-US Fund	17,295,507	21,189,338
Core Fixed Income Fund*	187,917,164	512,539,633
Growth Allocation Fund	134,173,452	133,797,920
Conservative Allocation Fund	49,701,628	42,382,023
Tactical Allocation Fund	1,038,124,301	1,030,831,142
Absolute Return Allocation Fund	60,348,526	56,335,905
Multi-Asset Income Allocation Fund	30,489,314	35,035,434
Flexible Income Allocation Fund	121,381,571	114,779,007
Managed Futures Strategy Fund	—	—
Conservative Income Fund	9,717,018	6,941,846
Income Fund	18,969,047	6,699,353
Growth and Income Fund	17,493,583	31,525,009

*	Included in these amounts were $155,139,086 of purchases and $170,715,644 of sales of U.S. Government Securities.
8. Macroeconomic Risks
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
9. Financials Sector
Financial services companies are subject to risks related to changes in governmental regulation, the availability and cost of capital, changes in interest rates and/or monetary policy and competitive pressures. In addition, financial services companies are often more highly leveraged than other companies, which carries additional inherent risk, particularly during times of market volatility or monetary tightening. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money

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September 30, 2024(Continued)
markets, negatively affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the global financial markets and may cause certain financial services companies to incur substantial losses. The value of securities issued by companies in the financials sector may dramatically decline if financial services issuers experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Adverse economic or political developments could also adversely affect financial institutions engaged in mortgage related finance or other lending or investing activities directly or indirectly connected to the value of real estate.
10. Other Tax Information
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
These differences are primarily due to CFC income reversal, partnerships and equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$(954,262)	$954,262
Emerging Markets Fund	1	(1)
Small/Mid Cap Core Fund	(210,885)	210,885
World ex-US Fund	(121,170)	121,170
Core Fixed Income Fund	4	(4)
Growth Allocation Fund	(2,366,157)	2,366,157
Conservative Allocation Fund	60	(60)
Tactical Allocation Fund	(170,936)	170,936
Absolute Return Allocation Fund	3,301	(3,301)
Multi-Asset Income Allocation Fund	17	(17)
Flexible Income Allocation Fund	9,659	(9,659)
Managed Futures Strategy Fund	18,861,815	(18,861,815)
Conservative Income Fund	2	(2)
Income Fund	15	(15)
Growth and Income Fund	9	(9)

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital Losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$ —
Emerging Markets Fund	1,011,469	1,211,931	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Core Fixed Income Fund	7,469,566	8,175,892	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	2,134,629	3,957,169	—
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	11,941,506	15,401,987	—
Multi-Asset Income Allocation Fund	592,569	5,032,413	—

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Notes to Financial Statements
September 30, 2024(Continued)

	Capital Losses
	Short Term	Long Term	Utilized
Flexible Income Allocation Fund	45,897,200	12,004,242	—
Managed Futures Strategy Fund	19,719,404	17,522,991	—
Conservative Income Fund	500,902	49,288	—
Income Fund	6,729,296	3,079,135	—
Growth and Income Fund	—	1,449,251	—

Additionally, at March 31, 2024, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$ —
Emerging Markets Fund	—	—
Small/Mid Cap Core Fund	—	—
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	10,383,189	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.
The character of distributions for tax purposes paid during the fiscal years ended March 31, 2024 and March 31, 2023 are as follows:

	Year Ended March 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$4,859,950	$274,361	$ —
Emerging Markets Fund	1,517,844	—	—
Small/Mid Cap Core Fund	307,484	401,308	—
World ex-US Fund	2,469,488	1,249,060	—
Core Fixed Income Fund	5,432,714	—	—
Growth Allocation Fund	17,741,325	3,507,849	—
Conservative Allocation Fund	13,791,295	—	—
Tactical Allocation Fund	6,818,603	—	—
Absolute Return Allocation Fund	9,346,198	—	—
Multi-Asset Income Allocation Fund	3,496,696	—	—
Flexible Income Allocation Fund	13,686,362	—	—
Managed Futures Strategy Fund	554,416	—	—
Conservative Income Fund	801,360	—	—

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Notes to Financial Statements
September 30, 2024(Continued)

	Year Ended March 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Income Fund	2,693,828	—	—
Growth and Income Fund	2,225,905	—	—

	Year Ended March 31, 2023
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$3,230,813	$42,887,062	$ —
Emerging Markets Fund	1,979,243	5,054,436	—
Small/Mid Cap Core Fund	415,207	1,643,644	—
World ex-US Fund	2,185,741	753,332	—
Core Fixed Income Fund	4,236,587	—	—
Growth Allocation Fund	2,497,998	33,002,940	—
Conservative Allocation Fund	7,210,860	1,410,637	—
Tactical Allocation Fund	13,932,446	8,621,703	—
Absolute Return Allocation Fund	7,994,774	—	—
Multi-Asset Income Allocation Fund	3,695,270	—	—
Flexible Income Allocation Fund	7,455,369	2,197,965	—
Managed Futures Strategy Fund	77,138,457	33,039,636	—
Conservative Income Fund	333,852	—	—
Income Fund	1,084,689	—	—
Growth and Income Fund	2,147,781	—	—

At March 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund
Cost of Portfolio*	$ 433,846,252	$ 39,943,945	$ 89,939,167	$ 86,846,317	$ 233,404,412
Gross Unrealized Appreciation	369,409,019	14,948,197	45,936,984	38,301,059	1,085,053
Gross Unrealized Depreciation	(13,178,809)	(5,235,258)	(8,444,852)	(4,606,122)	(15,285,655)
Net Unrealized Appreciation/ (Depreciation)	356,230,210	9,712,939	37,492,132	33,694,937	(14,200,602)
Undistributed Ordinary Income	566,036	18,146	—	3,178,682	684,040
Undistributed Long-Term Cap Gains	14,048,013	—	2,436,434	—	—
Other Accumulated Gains/(Losses)	—	(2,223,400)	—	—	(15,645,458)
Total Distributable Earnings/(Loss)	$370,844,259	$7,507,685	$39,928,566	$36,873,619	$(29,162,020)

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Notes to Financial Statements
September 30, 2024(Continued)

	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$ 1,009,972,089	$ 593,153,719	$ 577,475,579	$ 253,072,085	$ 125,685,306
Gross Unrealized Appreciation	440,288,846	69,518,164	119,397,737	4,263,842	14,600,792
Gross Unrealized Depreciation	(22,743,379)	(24,624,780)	(13,734,350)	(6,787,558)	(5,772,740)
Net Unrealized Appreciation/ (Depreciation)	417,545,467	44,893,384	105,663,387	(2,523,716)	8,828,052
Undistributed Ordinary Income	6,007,880	6,318,616	4,217,814	2,153,269	262,562
Undistributed Long-Term Cap Gains	19,842,350	—	7,473,811	—	—
Other Accumulated Gains/(Losses)	(4,927)	(6,096,725)	(4,927)	(27,348,420)	(5,624,982)
Total Distributable Earnings/(Loss)	$443,390,770	$45,115,275	$117,350,085	$(27,718,867)	$3,465,632

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$ 321,500,131	$ 311,983,692	$ 13,766,947	$ 104,770,796	$ 107,501,417
Gross Unrealized Appreciation	6,359,553	2,975,310	59,888	2,537,088	18,183,999
Gross Unrealized Depreciation	(646,554)	(474,887)	(6,563)	(1,548,750)	(1,744,757)
Net Unrealized Appreciation/ (Depreciation)	5,712,999	2,500,423	53,325	988,338	16,439,242
Undistributed Ordinary Income	1,154,960	—	24,183	39,788	48,572
Undistributed Long-Term Cap Gains	—	—	—	—	—
Other Accumulated Gains/(Losses)	(57,901,442)	(40,835,066)	(550,190)	(9,808,431)	(1,449,251)
Total Distributable Earnings/(Loss)	$(51,033,483)	$(38,334,643)	$(472,682)	$(8,780,305)	$15,038,563

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.
*	Portfolio includes investments and derivative contracts

145

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Additional Information
1. Shareholder Notification of Federal Tax Status (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2024 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	0.00%	56.72%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.00%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	83.55%	36.37%
Conservative Allocation Fund	31.56%	12.86%
Tactical Allocation Fund	75.94%	72.71%
Absolute Return Allocation Fund	0.29%	0.04%
Multi-Asset Income Allocation Fund	47.31%	24.37%
Flexible Income Allocation Fund	1.27%	0.72%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Growth and Income Fund	1.78%	1.12%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-Term Capital Gain
Large Cap Core Fund	0.00%
Emerging Markets Fund	0.00%
Small/Mid Cap Core Fund	0.00%
World ex-US Fund	0.00%
Core Fixed Income Fund	0.00%
Growth Allocation Fund	0.33%
Conservative Allocation Fund	0.00%
Tactical Allocation Fund	0.00%
Absolute Return Allocation Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Flexible Income Allocation Fund	0.00%
Managed Futures Strategy Fund	0.00%
Conservative Income Fund	0.00%
Income Fund	0.00%
Growth and Income Fund	0.00%

146

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Additional Information(Continued)
2. Foreign Tax Credit Pass Through (Unaudited)
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$296,366	$0.0272	97.42%
World ex-US Fund	209,681	0.0479	95.78%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
3.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
4.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.
5.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
GPS FUNDS I and GPS FUNDS II: Approval of Investment Advisory and Sub-Advisory Agreements
A special meeting of the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) was held on May 30, 2024 (the “Special Meeting”) to discuss an anticipated transaction whereby GTCR, LLC, a private equity firm, and its affiliate, GTCR Everest Borrower, LLC (together, “GTCR”), would acquire all of the interests in AssetMark Financial and each of its subsidiaries, including AssetMark, Inc. (“AssetMark” or the “Advisor”) (the “Transaction”). The investment advisory agreements between AssetMark and each Trust on behalf of the series of each Trust (each a “Fund” and collectively, the “Funds”) currently in effect (the “Current Advisory Agreements”) provided, as they are required to do so by law, that they will terminate in the event of their assignment. The then-anticipated Transaction would result in a change of control of AssetMark and, accordingly, the assignment and automatic termination of the Current Advisory Agreements. Moreover, the Funds’ current investment sub-advisory agreements (the “Current Sub-Advisory Agreements) between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, and GuideMark® World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark® Core Fixed Income Fund; and (iii) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath® Managed Futures Strategy Fund each provided that they will automatically terminate upon the termination of the Current Advisory Agreement. Therefore, during the Special

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Additional Information(Continued)
Meeting, the Board met to review and consider new investment advisory agreements between AssetMark and the Trusts, on behalf of the Funds (the “New Advisory Agreements”) and new sub-advisory agreements (the “New Sub-Advisory Agreements”).
Hereinafter, GSAM, Wellington, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The New Advisory Agreements and New Sub-Advisory Agreements are collectively referred to herein as the “New Agreements.” The Sub-Advised Funds will continue to be managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated on an ongoing basis, and are subject to replacement, at all times.
The Board – including a majority of the Trustees who are not “interested persons” of the Funds or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – approved the New Advisory Agreements and the New Sub-Advisory Agreements on behalf of the Funds. The material factors considered and the conclusions that formed the basis of the Board’s approval of the New Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the New Agreements, the Trustees received, reviewed, and discussed information relevant to their consideration of the New Agreements. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trusts and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information available to the Trustees and not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching conclusions with respect to the approval of the New Agreements.
In approving the New Advisory Agreements, the Trustees followed substantially the same process and considered substantially the same factors as they considered in approving the continuation of the Current Advisory Agreements and, which was completed at the Board’s December 15, 2023, Board meeting (the “Annual Contract Renewal”), in addition to new information regarding the Transaction.
The New Advisory Agreements
Materials Reviewed and the Review Process
In considering the New Advisory Agreements, the Trustees considered information provided in connection with the Annual Contract Renewal, in addition to new information provided regarding the Transaction. The Board reviewed and discussed information furnished by AssetMark that the Board considered reasonably necessary to evaluate the terms of the New Advisory Agreements and the services to be provided. The Board considered not only the specific information presented in connection with the Special Meeting, but also the knowledge gained over time through interaction with AssetMark and information provided in connection with the Annual Contract Renewal. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any particular information or consideration that was all-important or controlling. Each Trustee may have attributed different weights to various factors.
The Board considered information about the Transaction, including, but not limited to:
•
Information about the structure, financing and material terms and conditions of the Transaction, including that GTCR does not anticipate any material changes to the Advisor’s resources, operations, staffing, or other functions related to the operation or administration of the Funds;

•
Information about (i) GTCR’s business and investment approach, including its investments in the financial services sector; (ii) GTCR’s regulatory and compliance record; and (iii) GTCR’s plans with respect to AssetMark and the Funds; and

•
Commitments that (i) the Funds would not bear any expenses, directly or indirectly, in connection with obtaining Board and shareholder approval of the New Advisory Agreements; (ii) neither AssetMark nor GTCR will take any steps that would impose any “unfair burden” (as that term is used in section

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Additional Information(Continued)
15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction; (iii) no changes to AssetMark personnel are planned as a result of the Transaction; and (iv) no changes to the Funds’ investment objectives, investment strategies, policies or sub-advisors are planned in connection with the Transaction.
With respect to the New Advisory Agreements, the Board considered: (i) that the New Advisory Agreements will be substantially identical to the Current Advisory Agreements; (ii) information confirming that the fee rates payable under the New Advisory Agreements will not increase as a result of the Transaction as compared to the rates under the Current Advisory Agreements; and (iii) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by AssetMark.
The Board considered proposed changes to expense limitations effective after their expiration on July 31, 2024.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the Annual Contract Renewal. In this regard, in connection with the Annual Contract Renewal, the Board received information and materials that included, among other information and materials: (1) a copy of each Current Advisory Agreement; (2) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) information relating to shareholder and administrative services provided to the Funds; (10) reports relating the Funds’ distribution structure, sales and redemptions of the Funds’ shares; (11) reports relating to the monitoring of Fund service providers; and (12) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees.
Factors Considered
The Trustees considered and reached conclusions on a number of factors in making the decision to approve the New Advisory Agreements. These factors and conclusions are described below.
The Nature, Extent, and Quality of the Services Provided by AssetMark
In connection with the Annual Contract Renewal, the Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by AssetMark under the Current Advisory Agreements. This information included information about AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds. The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience, capability and integrity of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems and the process for managing the Funds’ sub-advisors; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.
In addition, the Board considered the representations made by GTCR that: (i) neither GTCR nor AssetMark expect the Transaction to materially impact the business conducted by AssetMark; (ii) AssetMark will maintain an independent organizational and operating structure; (iii) it is expected that AssetMark’s management team as well as AssetMark’s

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Additional Information(Continued)
compliance, fund administration, risk management and investment strategies teams that are currently responsible for overseeing and managing the day-to-day activities of the Funds will be retained; (iv) the terms of the agreements between AssetMark and the Funds will not be materially changed; and (v) there are no anticipated material changes or reductions in the nature, quality or extent of the services currently provided by AssetMark to the Funds. In addition, the Board considered that AssetMark recommended that the current sub-advisors to the Funds be retained and that AssetMark will continue to use the same manager-of-managers approach for certain Funds, under which AssetMark maintains a focus on the selection, evaluation, and oversight of the Funds’ various sub-advisors and considered the New Advisory Agreement in the same manner, whereby it hires and supervises investment sub-advisors that manage certain Funds’ portfolios (or portions thereof) on a day-to-day basis.
In connection with its approval of the New Advisory Agreements, the Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. Additionally, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s oversight of the sub-advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; review of trading and brokerage matters; and other oversight activities.
Based on the factors described above, among others, as well as the information provided to the Board in advance of their meeting and throughout the past year (including in connection with the Annual Contract Renewal), the Trustees concluded that the nature, extent, and quality of the services to be provided by AssetMark to each Fund are not expected to change and will continue to benefit the Fund and its shareholders.
Investment Performance
In connection with the Annual Contract Renewal, the Board considered the overall investment performance of the Funds and evaluated the Funds’ performance. Additionally, the Board considered that AssetMark’s ability to implement the Funds’ investment strategies is expected to be unchanged by the Transaction.
The Trustees concluded that AssetMark’s performance record in managing each of the Funds demonstrates that its continued management of the Funds, directly or through sub-advisors, will benefit each Fund and its shareholders following the Transaction.
Advisory Fees and Total Expenses
In connection with the Annual Contract Renewal, the Board considered a detailed analysis of the Funds’ fees and expenses, including (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ sub-advisors. The Board also considered GTCR’s representation that it does not anticipate causing AssetMark to seek any increases in advisory, sub-advisory, administration, distribution, transfer agency or other fee or expense ratios in the Funds as a result of the Transaction. The Trustees also considered AssetMark’s continuing commitment to limit each Fund’s total expenses through fee waiver and expense limitation arrangements, noting that the GTCR represented that it is not contemplating any changes in the agreements relating to fees, fee waivers or expense levels in effect immediately prior to the Transaction.
Based on these factors, among others, the Trustees concluded that the level of advisory fees charged by AssetMark to each Fund continues to be reasonable in relation to the services provided by AssetMark.
Profitability, Economies of Scale and Ancillary Benefits
In connection with the Annual Contract Renewal, the Trustees reviewed financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees considered the allocation methods used by AssetMark to allocate expenses to the Funds under its profitability analysis and the individual profitability to AssetMark of each of the Funds under this methodology.
In connection with the Annual Contract Renewal, the Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds and concluded that they were reasonable.

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Additional Information(Continued)
In connection with the Annual Contract Renewal, the Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees concluded that AssetMark’s level of profitability with respect to each Fund is reasonable and that the economies of scale being realized by AssetMark, if any, do not mandate the implementation of new or amended breakpoints or other changes in the fee structure.
The Trustees received and considered information about the impact of the Transaction on AssetMark. The Board considered that the fee rates payable under the New Advisory Agreements will not increase as a result of the Transaction as compared to the rates under the Current Advisory Agreements. The Board noted that if the New Advisory Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of AssetMark from advisory activities under the New Advisory Agreements and any ancillary benefits.
Conclusion
Based upon all of the foregoing factors and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, approved the New Advisory Agreements.
The New Sub-Advisory Agreements
Materials Reviewed and the Review Process
The Trustees reviewed and considered materials supplied by counsel, the Advisor and each Sub-Advisor, including: (1) a copy of each New Sub-Advisory Agreement, along with a representation from AssetMark that the terms and conditions of each New Sub-Advisory Agreement are substantially identical to those of each Current Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services provided by each sub-advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of the Advisor with respect to each Sub-Advisor and the methods and resources the Advisor utilized in its efforts to identify and engage Sub-Advisors for the Sub-Advised Funds.
In connection with their consideration of the New Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) the Advisor’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the New Sub-Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each New Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each New Sub-Advisory Agreement.

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Additional Information(Continued)
Nature, Quality and Extent of Services
The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, and capabilities of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and implementation of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e)AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.
The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, the specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).
The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory, and that no diminution of such services is expected to result from the Transaction.
Investment Performance
The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices.
The Trustees considered that they had reviewed each Sub-Advisor, including the primary contributors to and detractors from performance, with the Advisor and concluded that each Sub-Advisor’s performance record is satisfactory and is not expected to be negatively impacted by the Transaction.
Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits
The Trustees considered the fee paid to each Sub-Advisor by the Advisor for providing services to the respective Sub-Advised Funds. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating favorable fee structures for each Fund, and that the sub-advisory fees are paid by the Advisor out of the investment advisory fees received. The Trustees noted the reduction in sub-advisory fees charged to the Funds sub-advised by GSAM and AssetMark’s determination to implement an additional waiver to pass the benefit of the negotiated reduction to the Funds. The Trustees also considered individual reports and data prepared with regard to each Sub-Advised Fund, including comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were reasonably similar to the fees charged by each Sub-Advisor to other comparable funds and accounts.
The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the New Sub-Advisory Agreements’ fee schedules contain breakpoints that present potential economies of scale that could potentially be shared with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.
The Trustees concluded that the fees to be paid to each Sub-Advisor by the Advisor are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.
The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.
The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage

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Additional Information(Continued)
services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable and would not be increased following the Transaction.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the New Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.
6.	Submission of Matters to a Vote of Security Holders (Unaudited)
On August 16, 2024, August 23, 2024 and August 30, 2024, Joint Special Meetings of Shareholders of the GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income Fund, GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Future Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”), each a series of GPS Funds I and GPS Funds II (together, the “Trusts”), was held for the purpose of voting on the following Proposal:
(1)	To approve a new investment advisory agreement for the Funds with AssetMark Inc.
Shareholders of record of each of the Funds voted to approve the Proposal. The results of the voting with respect to the Proposal were as follows:

GuideMark Large Cap Core Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	13,014,453	131,862	508,074

GuideMark Emerging Markets Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	2,022,389	1,579	184,488

GuideMark Small/Mid Cap Core Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	2,580,120	11,915	152,465

GuideMark World ex-US Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	5,638,861	29,987	353,198

GuideMark Core Fixed Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal.	10,547,558	69,139	541,332

GuidePath Growth Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	44,619,415	857,783	1,261,495

GuidePath Conservative Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	27,633,775	1,450,542	1,096,343

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Additional Information(Continued)

GuidePath Tactical Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	26,752,153	304,424	375,064

GuidePath Absolute Return Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	12,086,981	878,075	394,368

GuidePath Multi- Asset Income Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	6,142,229	79,635	75,562

GuidePath Flexible Income Allocation Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	15,390,353	116,793	142,080

GuidePath Managed Futures Strategy Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	19,675,599	676,555	369,424

GuidePath Conservative Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	1,285,125	12,670	110,428

GuidePath Income Fund	Shares Voted For	Shares Voted Against	Shares Abstain/Withheld
Proposal	5,283,036	61,766	415,523

GuidePath Growth and Income Fund	Shares Voted For	Shares Voted Against	Shares Withheld
Proposal	3,528,433	53,070	389,526

154

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Changes in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	12/02/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	12/02/2024

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young, Vice President/Treasurer

Date	12/02/2024

* Print the name and title of each signing officer under his or her signature.